[Translation]

                                                                     [H&M Final]

                       SECURITIES REGISTRATION STATEMENT

                            ANNUAL SECURITIES REPORT

                           (The 41st Account Period)
                              From: January 1, 2001
                              To: December 31, 2001





                              VANGUARD INDEX FUNDS
                          VANGUARD SMALL CAP INDEX FUND

                                     (2454)

[Translation]

                                                                     [H&M Final]

                       SECURITIES REGISTRATION STATEMENT



                              VANGUARD INDEX FUNDS
                          VANGUARD SMALL CAP INDEX FUND

                                     (2454)

                       SECURITIES REGISTRATION STATEMENT

To: Director of Kanto Local Finance Bureau

                                               Filing Date of SRS: June 28, 2002

Name of the Registrant Trust:                             VANGUARD INDEX FUNDS -
                                                   VANGUARD SMALL CAP INDEX FUND

Name of Trustees:                                               John J. Brennan,
                                            Chairman and Chief Executive Officer

Address of Principal Office:                             100 Vanguard Boulevard,
                                                     Malvern, Pennsylvania 19355
                                                                          U.S.A.

Name and Title of Registration Agent:                                  Ken Miura
                                                                 Attorney-at-Law
                                                           Signature [Ken Miura]
                                                                          (Seal)

Address or Place of Business                   Kasumigaseki Building, 25th Floor
                                                       2-5, Kasumigaseki 3-chome
                                                               Chiyoda-ku, Tokyo

Name of Liaison Contact:                                          Akihito Miyake
                                                                 Attorney-at-Law

Place of Liaison Contact:                                     Hamada & Matsumoto
                                               Kasumigaseki Building, 25th Floor
                                                       2-5, Kasumigaseki 3-chome
                                                               Chiyoda-ku, Tokyo

Phone Number:                                                       03-3580-3377

                    Public Offering or Sale for Registration

Name of the Fund Making Public                              VANGUARD INDEX FUNDS
Offering of Foreign                              - VANGUARD SMALL CAP INDEX FUND
Investment Fund Shares:

Type and Aggregate Amount of Foreign Registered Shares with par value $0.001 per
                                                                           Share
Investment Fund Shares to be
 Offered                                      Shares of Vanguard Small-Cap Index
                                                           Fund will be offered.

                                                   Vanguard Small-Cap Index Fund
                                                         Up to 50,250,000 Shares

Investment Fund Securities to be Publicly          Vanguard Small-Cap Index Fund
 Offered:

In respect of 50,250,000 Shares, up to the total amount aggregating the amounts calculated by multiplying the respective approximate issue price per Share by the respective number of Shares

(The approximate of the limit: U.S.$ 1 billion (approximately(Y)123.5 billion))

Note 1: The total amount of issue price during Offering Period is an amount calculated by multiplying the net asset value per Share of the Fund as of the end of May 2002 ($19.90) (US$ shall be referred to as "$" hereinafter) by the number of Shares to be subscribed in Japan (50,250,000).


Note 2: The Yen amount is translated for  convenience at the rate of $1.00 = (Y)
     123.45 (the mean of the exchange rate quotations by The Bank of Tokyo - Mitsubishi, Ltd. for buying and selling spot Dollars by telegraphic transfer against Yen on May 31, 2002). The same applies hereafter.


               Places where a copy of this Securities Registration
                  Statement is available for Public Inspection

                                 Not applicable.

             (Total number of pages of this Securities Registration Statement in Japanese is 5 including front and back pages.)

                                 C O N T E N T S

                                                        JAPANESE            THIS
                                                        ORIGINAL         ENGLISH
                                                                     TRANSLATION

PART I.  INFORMATION CONCERNING SECURITIES                     1               1

PART II. INFORMATION CONCERNING THE FUND                       3               6
I.       DESCRIPTION OF THE FUND                               3               6
II.      FINANCIAL CONDITIONS OF THE FUND                      3               6
III.     MISCELLANEOUS                                         3               6
IV.      SUMMARY OF INFORMATION CONCERNING
         FOREIGN INVESTMENT FUND SHARES                        5               6


PART III.SPECIAL INFORMATION                                   6               7
I.       OUTLINE OF THE TRUST                                  6               7
II       OUTLINE OF THE OTHER RELATED COMPANIES                6               7
III.     OUTLINE OF THE SYSTEM OF INVESTMENT
         TRUSTS IN DELAWARE                                    6               7
IV.      FORM OF FOREIGN INVESTMENT
         FUND SHARES                                           6               7

                   PART I. INFORMATION CONCERNING SECURITIES

 1.    NAME OF FUND:                                    Vanguard  Index  Funds -
                                                  VANGUARD  SMALL CAP INDEX FUND
(hereinafter referred to as the "Fund") The Units are additional offering type ("Tsuikagata").

 2.    NATURE OF FOREIGN         Investor Shares (hereinafter referred to as the
       INVESTMENT FUND                                                 "Shares")
       SHARE CERTIFICATES:    Registered Shares with par value $0.001 per Share.
                                                                  Shares of Fund
                                                    No rating has been acquired.

 3.    NUMBER OF SHARES                            Vanguard Small-Cap Index Fund
       TO BE OFFERED FOR                                 Up to 50,250,000 Shares
       SALE (IN JAPAN):

 4.    TOTAL AMOUNT OF                       Vanguard Small-Cap Index Fund
       OFFERING PRICE:
In respect of 50,250,000 Shares, up to the total amount aggregating the amounts calculated by multiplying the respective issue price per Share by the respective number of Shares

(The approximate amount of the limit: U.S.$ 1 billion (approximately(Y) 123.5 billion))

Note 1: The total amount of issue price during Offering Period is an amount calculated by multiplying the net asset value per Share of the Fund as of the end of May 2002 ($ 19.90) (US$ shall be referred to as "$" hereinafter) by the number of Shares to be subscribed in Japan (41,220,000 shares).

Note 2: The Yen amount is translated for  convenience at the rate of $1.00 = (Y)
     123.45 (the mean of the exchange rate quotations by The Bank of Tokyo - Mitsubishi, Ltd. for buying and selling spot U.S. Dollars by telegraphic transfer against Yen on May 31, 2002). The same applies hereafter.

Note 3: Since Shares are denominated in U.S. Dollars, the amounts appearing hereafter are all Dollar amounts unless otherwise specifically indicated.

Note 4: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into Yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese Yen figures for the same information differ from each other.

 5.     ISSUE PRICE:
The Net Asset Value per Share to be calculated on a Fund Business Day immediately after an application for purchase is received by the Fund A reference for Issue Price is as same as 9. PLACE OF SUBSCRIPTION set forth hereinafter.

 6.    FUND BUSINESS DAY
A day on which the New York Stock Exchange is open for business.

 7.    SALES CHARGE:                                                       None.

 8.    ACCOUNT ADMINISTRATION FEE:

Account Administration Fee at an annual rate of 0.60% multiplied by the Shareholder's average account balance shall be assessed upon each Shareholder quarterly in arrears. For Shareholder accounts which are redeemed partially or in full prior to the end of the quarter, the Account Administration Fee shall be charged in proportion to the period in which such shareholder holds the shares and assessed at the time of each redemption. Quarterly assessments shall be net of any fees charged for partial redemptions during the quarter.

 9.    MINIMUM AMOUNT OR                           Vanguard Small-Cap Index Fund
       NUMBER OF SHARES: Minimum Shares shall be integral multiples of 5 Shares.

10.    PERIOD OF                                      From:July 1, 2002 (Monday)
       SUBSCRIPTION:                                 To:  June 30, 2003 (Monday)
Provided that the subscription is handled only on a Fund Business Day when sales handling companies are open for business in Japan, with the exception of a day in which the next business day is a national holiday in Japan.

11.    PLACE OF SUBSCRIPTION:                                        Monex, Inc.
                                           Pacific Century Place Marunouchi 19F,
                                     11-1, Marunouchi 1-chome, Chiyoda-ku, Tokyo
                                 (the "Distributor" or "Sales Handling Company")

Note: The subscription is handled at the head office and the branch offices in Japan of the above-mentioned Sales Handling Company and online.

12.    DATE     OF PAYMENT:
Investors shall pay the Offering Price to the  Distributors in Japan within four
(4) business days in Japan from and including the day when the Distributors in Japan confirm the execution of the application (the "Trade Day"). (See page 24. of the Annual Securities Report in Japanese.) The total issue price for each application day for subscription will be transferred in U. S. Dollars by each Distributor in Japan to the Fund's custodian within 1 Fund Business Day after the subscription date ("Payment Date").

13.    PLACE OF PAYMENT:                                             Monex, Inc.
                                           Pacific Century Place Marunouchi 19F,
                                     11-1, Marunouchi 1-chome, Chiyoda-ku, Tokyo

14.    MISCELLANEOUS:
(A)    There is no Deposit for Subscription.
(B)    Outline of Underwriting, etc.:
          (1) The Distributor in Japan undertakes to sell the Shares in accordance with an agreement dated August 2, 2000, as amended with The Vanguard Group, Inc. in connection with the sale of the Shares in Japan.
          (2) During the public offering period, each Distributor in Japan will execute or forward the purchase orders and repurchase requests of the Shares received directly to the Fund's Transfer Agent. Note:
               Sales Handling Company means a securities agent company and/or registration agent financial institution which shall conclude the agreement with a distributor concerning agency business of Shares of the Fund, act as agent for a distributor for subscription or redemption of Shares of the Fund from investors and handle the business, etc. concerning receipt of subscription money from investors or payment of redemption proceeds to investors, etc.

          (3) The Fund has appointed Monex, Inc. as the Agent Company in Japan. Note:"The Agent Company" shall mean a sales handling company who is a member of the Japan Securities Dealers Association ("JSDA") which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to JSDA and other Sales and Repurchase Handling Companies rendering such other services.

(C)    Method of Subscription:
          Investors who subscribe for Shares shall enter with the Distributor or Sales Handling Company an agreement concerning the foreign securities transactions. For this purpose, the Sales Handling Company shall deliver to investors an Agreement of Foreign Securities Transactions Account and investors shall submit to the Sales Handling Company an Application for opening of Transactions Account opened in accordance with such Agreement.

          The subscription amount shall be paid in Yen in principal and the Yen exchange rate shall be the rate to be determined by the Sales Handling Company based on the foreign exchange rate of the foreign exchange market in Tokyo on the Trade Day of each application.

          No interest accrues on the subscription money.

          The subscription amount shall be paid in U.S. Dollars to the Fund's Custodian by each Distributor on the Payment Date.

(D)    Offerings other than in Japan:
          In parallel with the Offering, Investor Shares are offered in the United States of America.

PART II. INFORMATION CONCERNING THE FUND

 I.    DESCRIPTION OF THE FUND
          The same information as I. DESCRIPTION OF THE FUND of the Annual Securities Report attached hereafter.

II.    FINANCIAL CONDITIONS OF THE FUND
          The same information as II. FINANCIAL CONDITIONS OF THE FUND of the Annual Securities Report attached hereafter.

III.   MISCELLANEOUS
     (A) The following documents concerning the Fund have been filed with Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan.

       June 14, 2001:                          Securities Registration Statement
                               Annual Securities Report (40th Accounting Period)
                                  Amendment to Securities Registration Statement
       September 28, 2001     Semi-annual Report (During 41st Accounting Period)
                                  Amendment to Securities Registration Statement
       April 1, 2002              Amendment to Securities Registration Statement

     (B)  The  ornamental   design  is  used  in  cover  page  of  the  Japanese
          Prospectus.

IV. SUMMARY OF INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY HOLDERS OF FOREIGN INVESTMENT TRUST SHARES

          The same information as V. SUMMARY OF INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY HOLDERS OF FOREIGN INVESTMENT TRUST SHARES of the Annual Securities Report attached hereafter.

PART III.         SPECIAL INFORMATION

 I.    OUTLINE OF THE TRUST
          The same information as III. OUTLINE OF THE MANAGEMENT COMPANY of the Annual Securities Report attached hereafter.

II.    OUTLINE OF THE OTHER RELATED COMPANIES
          The same information as IV. OUTLINE OF THE OTHER RELATED COMPANIES of the Annual Securities Report attached hereafter.

III.   OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN DELAWARE
          The same information as VI. OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN DELAWARE of the Annual Securities Report attached hereafter.

IV.    FORM OF FOREIGN INVESTMENT FUND SECURITIES
          No Share certificates of the Fund shall be issued.

[Translation]

                                                                     [H&M Final]



                            ANNUAL SECURITIES REPORT

                          (The 41st Accounting Period)
                              From: January 1, 2001
                              To: December 31, 2001






                              VANGUARD INDEX FUNDS
                          VANGUARD SMALL CAP INDEX FUND

                                     (2454)

                            ANNUAL SECURITIES REPORT
                          (The 41st Accounting Period)
                              From: January 1, 2001
                              To: December 31, 2001

To: Director of Kanto Local Finance Bureau

                                                     Filing Date : June 28, 2002

Name of the Fund                                          VANGUARD INDEX FUNDS -
                                                   VANGUARD SMALL CAP INDEX FUND

Name of the Registrant Trust:                             VANGUARD INDEX FUNDS -
                                                   VANGUARD SMALL CAP INDEX FUND

Name of Trustees:                                               John J. Brennan,
                                            Chairman and Chief Executive Officer

Address of Principal Office:                             100 Vanguard Boulevard,
                                                     Malvern, Pennsylvania 19355
                                                                          U.S.A.

Name and Title of Registration Agent:                                  Ken Miura
                                                                 Attorney-at-Law
                                                           Signature [Ken Miura]
                                                                          (Seal)

Address or Place of Business                   Kasumigaseki Building, 25th Floor
                                                       2-5, Kasumigaseki 3-chome
                                                               Chiyoda-ku, Tokyo

Name of Liaison Contact:                                          Akihito Miyake
                                                                 Attorney-at-Law

Place of Liaison Contact:                                     Hamada & Matsumoto
                                               Kasumigaseki Building, 25th Floor
                                                       2-5, Kasumigaseki 3-chome
                                                               Chiyoda-ku, Tokyo

Phone Number:                                                       03-3580-3377

               Places where a copy of this Securities Registration
                  Statement is available for Public Inspection

                                 Not applicable.

 (Total number of pages of this Securities Registration Statement in Japanese is
                      64 including front and back pages.)

                                 C O N T E N T S

                                                        Japanese            This
                                                        Original         English
                                                                     Translation

 I.    DESCRIPTION OF THE FUND                                 1               1
       l.       NATURE OF THE FUND                             1               1
       2.       INVESTMENT POLICY                              5              10
       3.       INVESTMENT RISKS                              11              21
       4.       FEES AND TAX.                                 14              27
       5.       STATUS OF INVESTMENT FUND                     17              33
       6.       MANAGEMENT AND ADMINISTRATION                 23              43

II.    FINANCIAL CONDITIONS OF THE FUND                       28              52

III.   OUTLINE OF THE TRUST                                  114              54
       1.       OUTLINE OF THE TRUST                         114              54
       2.       DESCRIPTION OF BUSINESS AND
                OUTLINE OF OPERATION                         116              59
       3.       RESTRICTIONS ON TRANSACTIONS WITH
                INTERESTED PARTIES                           116              59
       4.       MISCELLANEOUS                                116              60

IV.    OUTLINE OF THE OTHER RELATED COMPANIES                117              61

 V.    SUMMARY OF INFORMATION CONCERNING
       FOREIGN INVESTMENT FUND SHARES                        118              63

VI.    OUTLINE OF THE SYSTEM OF INVESTMENT
       TRUSTS IN DELAWARE                                    119              64

VII.   REFERENCE INFORMATION                                 124              73

     Note 1: The Yen amount is translated for convenience at the rate of $1.00 =
          (Y) 123.45 (the mean of the exchange rate quotations by The Bank of Tokyo - Mitsubishi, Ltd. for buying and selling spot U.S. Dollars by telegraphic transfer against Yen on May 31, 2002). The same applies hereafter.

     Note 2: Since Shares are denominated in U.S. Dollars, the amounts appearing
          hereafter  are  all  Dollar  amounts  unless  otherwise   specifically
          indicated.

     Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into Yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese Yen figures for the same information differ from each other.

 I.    DESCRIPTION OF THE FUND

 1.    NATURE OF THE FUND
(1)    Objects and Basic Nature of the Fund:
          VANGUARD INDEX FUNDS - VANGUARD SMALL-CAP INDEX FUND (the "Fund") seeks to match the performance of a benchmark index that measures the investment return of small-capitalization stocks.
          The Fund is a sub-fund of Vanguard Index Funds (the "Trust").
          The Trust was organized as a Pennsylvania business trust in 1975, and was reorganized as a Delaware business trust in July, 1998. The Fund is registered with the United States Securities and Exchange Commission (the "Commission" or "SEC") under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified management investment company. The Trust currently offers the following funds in Japan.
          Vanguard Small-Cap Index Fund
          Vanguard Total Stock Market Index Fund
          Each Fund offers one class of Shares (Investor Shares) in Japan. The Trust has the ability to offer additional funds or classes of Shares. There is no limit on the number of full and fractional Shares that the Trust may issue for a particular fund or class of Shares. There is no prescribed authorized number of Shares, and Shares may be issued from time to time.

(2)    History of the Trust:
       December 31, 1975:     Execution of the Declaration of Trust of the Trust
                      The Trust was established as a Pennsylvania business trust January 23, 1998: Execution of the Agreement and Declaration of Trust July 24, 1998: The Trust was reorganized as a Delaware business trust

 (3)   Structure of the Fund
       (1) Structure of the Fund:
          Names and related businesses of the related companies of the Fund are as follows:
          (1) The Vanguard Group, Inc. (the "Investment Manager" and the "Transfer and Dividend-Paying Agent") acts as investment manager and the transfer and dividend-paying agent and renders investment management and transfer and dividend-paying agency services to the Fund.

          (2) JPMorgan Chase Bank (the "Custodian") acts as custodian and renders custody services to the Fund.
          (3) Monex, Inc. (the "Agent Company" and "Distributor in Japan") acts as the Fund's Agent Company with respect to the sale of the Fund's Shares in Japan and engages in forwarding the purchase or repurchase orders for the Shares in Japan.

Related Parties of the Fund
---------------------------

Trust
Vanguard Index Trust-
Vanguard Small-Cap Index Fund

Trustees
(Agreement and Declaration of Trust)

Global Custody Agreement

Custodian
JP Morgan Chase Bank
*    Custodian

Funds' Service Agreement

Investment Manager, Transfer and Dividend-Paying Agent

The Vanguard Group, Inc.
*    Investment Manager
*    Transfer and Dividend-Paying Agent

Agent Company Agreement
Agent Company
Distributor in Japan

Monex, Inc.
*    Agent Company
*    Distributor in Japan

Shares Distribution and Redemption Agreement

Agent Company
Distributor in Japan

Monex, Inc.
*    Agent Company
*    Distributor in Japan

          (2) Agreements made among Investment Manager and the Related Companies
========================================================================================================
Assignment                    Companies                         Agreements
--------------------------------------------------------------------------------------------------------
(1)Investment Manager         The Vanguard Group, Inc.          o Investment management and transfer
   Transfer and                                                   and dividend-paying agency services
   Dividend-Paying                                                are provided to the Fund under the
   Agent                                                          Fourth Amended and Restated Funds'
                                                                  Service Agreement dated June 15, 2001.

(2)Custodian                  JP Morgan Chase Bank              o Custody services to the Fund are
                                                                  provided under a Global Custody
                                                                  Agreement dated June 25, 2001, and
                                                                  most recently amended on May 20, 2002.

(3)Agent Company              Monex, Inc.                       o Agent Company with respect to the sale
   Distributor in Japan                                           of the Fund's Shares in Japan under
                                                                  Agent Company Agreement amended
                                                                  February 5, 2001.

                                                                o Forwarding the purchase or repurchase
                                                                  orders for the Shares in Japan under
                                                                  Shares Distribution and Redemption
                                                                  Agreement amended February 5, 2001
========================================================================================================

          (3) Outline of the Management Company
================================================================================
Trust                         Vanguard Index Funds
--------------------------------------------------------------------------------
(1)Law of Place
   of Incorporation           The Trust was organized as a Pennsylvania business
                              trust in 1975, and was reorganized as a Delaware
                              business trust in July, 1998. The Fund is
                              registered with the SEC under the 1940 Act as an
                              open-end, diversified management investment
                              company.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(2)Purpose of the Company     The Trust was established to conduct, operate, and
                              carry on the business of a management investment
                              company registered under the Investment Company
                              Act of 1940 through one or more series investing
                              primarily in securities.
--------------------------------------------------------------------------------
(3)Amount of Capital Stock    Not applicable.
--------------------------------------------------------------------------------
(4)History of the Company     December 31, 1975   Organization of the Trust as a
                                                    Pennsylvania business trust.
                              July 24, 1998       Reorganization as Delaware
                                                   business trust.
--------------------------------------------------------------------------------
(5)Major Shareholders         As of the date hereof, no person owned of record
                              5% or more of the outstanding Shares of the Fund.
================================================================================

(4)  Outline of Laws Regulating the Fund in the Jurisdiction Where Established:
          The Trust was created under, and is subject to, the General Laws and the common law of the State of Delaware. With respect to its operations, the Fund is also subject to the Investment Company Act of 1940, as amended, the United States Internal Revenue Code, as amended, and regulations promulgated under each statute. With respect to the sale of its Shares, the Fund is subject to the Securities Act of 1933, the Securities Exchange Act of 1934, the "Blue Sky" laws (state securities laws of the various states in the United States) and the regulations promulgated under such laws.

          The substance of the governing law is as follows:
          a. Delaware Business Trust Act (Delaware Code Chapter 38 et seq. ("Treatment of Delaware Business Trusts")
          Chapter 38 provides as follows:
          Delaware has had in effect since October 1, 1988, the Business Trust Act which expressly recognizes the Delaware business trust. The principal purpose of the Business Trust Act is to modernize the common law and provide certainty by codifying Delaware law with respect to the use of trusts in business transactions.
          The Business Trust Act permits the trust agreement of a business trust to establish whatever rights and obligations of the trustees and of the beneficial owners as are desirable. The voting rights of trustees or beneficial owners, or any class or series thereof, may be expanded, limited or eliminated with respect to virtually any matter relating to the business trust. This flexibility provides an advantage over alternative forms of business organizations and common law trusts which often are subject to mandatory provisions.

     A Delaware business trust may be merged or consolidated with a foreign or Delaware corporation, limited partnership, limited liability company or business trust pursuant to statutory procedures contained in the Business Trust Act. A merger or consolidation may be pre-authorized, or may be conditioned upon the approval of a specific class or percentage of trustees or beneficial owners, as set forth in the trust agreement of the business trust. Thus, a business trust may be converted into another form of business entity in order to take advantage of future changes in the tax laws or the securities markets.
     Under the Business Trust Act, the beneficial owners of a Delaware business trust have the same limitations of personal liability as shareholders of a Delaware corporation. Except to the extent otherwise provided in the trust agreement, a business trust is managed by or under the direction of its trustees, who are not liable for the obligations of the business trust. The Business Trust Act provides that at least one trustee must be a Delaware resident. However, a trust that is or will become a registered investment company is exempt from this requirement. This requirement may be satisfied by engaging a trust company with its principal place of business in Delaware. The duties of the trustees may be specified in the trust agreement. Moreover, the trust agreement may provide for the appointment of managers, employees or other persons to manage the business trust with such rights, powers and duties as are set forth herein.
     To the extent that trustees or other persons who are responsible for managing the business trust have duties (including fiduciary duties) and liabilities relating thereto to the business trust or to the beneficial owners, such persons' duties may be expanded or restricted by the trust agreement. In addition, such persons shall not be liable for their good faith reliance on the provisions of the trust agreement.

          b. Delaware Common Law
          Common law is a non-statutory law developed through court judgments. Certain legal principles developed through decisions rendered by the courts of the State of Delaware may be applicable to Delaware Business Trusts and trustees of such trusts.

          c. Investment Company Act of 1940
          The Investment Company Act of 1940 (the "1940 Act") gives the SEC the authority to enforce the 1940 Act's provisions. The 1940 Act requires an investment company to (i) disclose financial information and fundamental policies, (ii) submit registration statements to the SEC, and (iii) submit and deliver certain reports to the SEC and shareholders. The 1940 Act generally prohibits such companies from changing the nature of their business or other fundamental policies without the approval of the shareholders. The 1940 Act regulates the custody of a fund's assets and, more generally, a fund's business and conduct.

          d. Securities Act of 1933
          The Securities Act of 1933 (the "1933 Act") regulates the sales of securities. The 1933 Act requires information with regard to securities being issued or sold to be disclosed by means of a registration statement, including a prospectus. The 1933 Act makes any fraudulent act in connection with the issuance or sale of such securities unlawful.

          e. Securities Exchange Act of 1934
          The Securities Exchange Act of 1934 (the "1934 Act") regulates the purchase and sale of securities and pertains to continuous disclosure with respect to securities, proxy statements, unlawful use of inside information and other fraudulent conduct. It also includes provisions relating to the securities markets as well as extensive regulations relating to securities dealers.

          f. The Internal Revenue Code of 1986
          The Code provides for the qualification of a fund to be treated as a regulated investment company.

(5)  Outline of the Supervisory Authorities
          The Fund is subject to supervision by the SEC and the securities authorities of the various U.S. states.
          a. The SEC
          (i) Acceptance of registration applications
          (Sections 7 and 8 of the 1940 Act)
          An investment company must register with the SEC by filing a notification of registration in such form as the SEC shall prescribe. An investment company is deemed to have been registered when it has filed such registration notification with the SEC. After filing the proscribed notification, an investment company must file a registration statement with the SEC.
          (ii) Suspension or revocation of registration as a registered investment company
          (Section 8 of the 1940 Act)
          An investment company may have its registration suspended or revoked by order of the SEC if it fails to submit a registration statement or report or if either is materially defective.
          (iii) Supervision of changes in trustees and officers
          (Section 9(b) of the 1940 Act)
          The SEC can prohibit trustees and officers from serving as such in the event they are found to have willfully violated certain U.S. federal securities laws.
          (iv) Examination of registration statement
          (Sections 5 and 8 of the 1933 Act)
          In order to sell Shares to the public, the Fund must file a registration statement with the SEC and such statement must have become effective. The registration statement is prepared in accordance with Form N-1A and must include the information required by Form N-1A and, more generally, the 1933 Act and rules thereunder. The SEC will examine the registration statement and, if it does not comply with the requirements of Form N-1A, may order its modification or deny its effectiveness. Parts A and B of the Form N-1A registration statement consist of the investment company's prospectus and statement of additional information, respectively.
          (v) Supervision of the business
          (Section 12 of the 1940 Act)
          The SEC regulates the function and activities of investment companies, including such matters as the purchase of securities on margin, short sales of securities, underwriting commitments, acquisition of securities issued by other investment companies, organization of face amount certificate companies, acquisition of voting stock of insurance companies and other matters.
          (vi) Acceptance of periodic reports
          (Section 30 of the 1940 Act)
          The SEC requires all investment companies to submit annual and other reports. The SEC regulates the content of these reports, thereby exercising its supervisory authority.

          b. State Securities Supervisory Authorities
          (i) Provisions concerning licenses
          Most states require brokers, dealers, securities salespersons, and certain investment advisers either to acquire licenses from the state or, at least, to be registered with a state agency.
          (ii) Provisions concerning registration of securities
          Most of the 50 states require notification of the availability of Shares upon registration of the Fund's Shares with the SEC prior to any lawful sale or offer to sell.
          (iii) Provisions concerning prevention of fraud In general, the Blue Sky Laws provide various sanctions for fraudulent acts in connection with the sale of securities, such as prosecution resulting in fine and/or imprisonment, injunction, an order requiring payment of the deposit, temporary suspension or revocation of license or registration, and civil liability for damages.

2. INVESTMENT POLICY
(1) Investment Policy:
INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization stocks.

INVESMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Russell 2000 Index, which is made up of the stocks of smaller U.S. companies. The Russell 2000 Index is made up of the 2,000 smallest companies from the list of the 3,000 largest U.S. companies.

          Advantages of Index Funds
          Index funds typically have the following characteristics:
          4. - Variety of Investments. Vanguard index funds generally invest in a wide variety of companies and industries.
          5. - Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their target benchmarks.
          6. - Low cost. Index funds are inexpensive to run compared with actively managed funds. They have no research costs and keep trading activity - and thus brokerage commissions and other transaction costs
          - to a minimum.

               Compared with actively managed funds, most index funds have lower turnover rates and lower capital gains distributions. However, from time to time, some index funds may pay out higher-than-expected taxable distributions. That's because index funds must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index fund to sell securities that have appreciated in value, and thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

          Indexing Methods
               In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.

               Replication Method. Many stock funds - but not bond funds - use the replication method of investing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of an index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index.
               Sampling Method. Because it would be very expensive and inefficient to buy and sell all of the stocks held in certain indexes (the Wilshire 5000 Index, for example, included more than 6,000 separate stocks as of December 31, 2001), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund selects, from the target index a representative sample of securities that will resemble the target index in terms of key risk factors and characteristics. For stock funds, these include industry weightings, country weightings, market capitalization, and other financial characteristics of the stocks. The Small-Cap Index Fund employs this method of indexing.

               The following table shows the number of stocks held by the Fund, and the number of stocks in its target index, as of December 31, 2001.

================================================================================
FUND                        NUMBER OF                NUMBER OF STOCKS
                          STOCKS HELD                 IN TARGET INDEX
--------------------------------------------------------------------------------
Small-Cap Index Fund            1,953                           1,931
================================================================================

               The Fund is subject to stock market risk, which is the chance that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.
               To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of stock market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

================================================================================
                      U.S. STOCK MARKET RETURNS (1926-2001)
--------------------------------------------------------------------------------
                 1 YEARS       5 YEARS         10 YEARS         20 YEARS
--------------------------------------------------------------------------------
Best               54.2%         28.6%            19.9%            17.8%
Worst             -43.1         -12.4             -0.8              3.1
Average            12.6          11.1             11.2             11.4
================================================================================

All market indexes referenced in this prospectus are the exclusive property of their respective owners.

               The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2001. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.1%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or the Fund in particular.

               Keep in mind that the S&P 500 Index tracks mainly large-cap stocks. Historically, mid- and small-cap stocks (such as those held by the Fund) have been more volatile than- and at times have performed quite differently from - the large cap stocks of the S&P 500 Index.

               The Fund is also subject to investment style risk, which is the chance that returns from the types of stocks in which it invests will trail returns from the overall market. As a group, specific types of stocks (for instance, small-cap) tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.


TURNOVER RATE
Although the Fund normally seeks to invest for the long term, the Fund may sell securities regardless of how long they have been held. Generally, an index fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes - such as the S&P 500 Index - typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared with actively managed stock funds), because the indexes they track are the most likely to change as a result of companies merging, growing, or failing.

OTHER INVESTMENT POLICIES
     The Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, if the Fund's agreement with the sponsor of its target index is terminated, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same general market as the current index.

     The Fund may invest in non-U.S. securities to the extent necessary to carry out its investment strategy of holding a representative sample of the stocks that make up the index it tracks. It is not expected that the Fund will invest more than 5% of its assets in non-U.S. securities.
     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Fund is generally managed without regard to tax ramifications.
     The Fund may invest, to a limited extent, in derivatives. Derivatives may involve risks different from, and possibly greater than, those of traditional investments.
     To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives.
     Losses (or gains) involving futures can sometimes be substantial - in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).
     The Fund will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, the Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.
     The reasons for which the Fund will invest in futures and options are:
     (ii) - To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

     (iii)- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

(2) Objects of Investment
The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which the Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the board of trustees will monitor the Fund's repurchase agreement transactions generally and will establish guidelines and standards for review of the creditworthiness of any bank, broker, or dealer party to a repurchase agreement with the Fund.
     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Fund's adviser acknowledges these risks, it is expected that they will be controlled through careful monitoring procedures.

LENDING OF SECURITIES. The Fund may lend its securities to qualified institutional investors (typically brokers, dealers, banks or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its portfolio securities, the Fund can increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms, the structure and the aggregate amount of such loans must be consistent with the 1940 Act, and the rules or interpretations of the SEC thereunder. These provisions limit the amount of securities the Fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, a letter of credit issued by a U.S. bank, or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and
(d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer, or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the board of trustees.
     At the present time, the Staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the loaned securities, but if a material event occurs that affects the securities on loan, the Fund must call the loan and vote the securities.

VANGUARD INTERFUND LENDING PROGRAM. The Commission has issued an exemptive order permitting the Fund and other Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the SEC's exemptive order.

ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that the Fund may not be able to sell or dispose of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.

     The Fund may invest in restricted, privately placed securities that, under securities laws, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers or after they have been held for a number of years, they may be considered illiquid securities--meaning that they could be difficult for the Fund to convert to cash if needed.
     If a substantial market develops for a restricted security held by the Fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the Fund's board of trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933 (the "1933 Act"). While the Fund's Investment Adviser determines the liquidity of restricted securities on a daily basis, the Fund's board of trustees oversees and retains ultimate responsibility for the Adviser's decisions. Several factors that the board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information about the security's issuer.

FUTURES CONTRACTS. The Fund may enter into futures contracts, options, warrants, options on futures contracts, convertible securities and swap agreements for the purpose of simulating full investment and reducing transactions costs. The Fund does not use futures or options for speculative purposes. The Fund will only use futures and options to simulate full investment in the underlying index while retaining a cash balance for fund management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency. Assets committed to futures contracts will be segregated to the extent required by law.
     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been sold, or selling a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.
     Futures traders are required to make a good faith margin deposit in cash or securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on deposits which may range upward from less than 5% of the value of the contract being traded. A Fund's initial margin requirement is ordinarily in the form of portfolio securities.
     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.
     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities either held for investment purposes or expected to be acquired by them. Speculators are less inclined to own, or intend to purchase, the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Fund intends to use futures contracts only for bona fide hedging purposes.
     Regulations of the CFTC applicable to the Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the Fund's portfolio. The Fund will only sell futures contracts to protect the Fund against declines in the prices of the securities underlying the futures contracts or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Fund expects that the majority of its futures contract purchases will be "completed;" that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.
     Although techniques other than the sale and purchase of futures contracts could be used to control the Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. The Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, the Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.

(3) Structure of the Management
     The Quantitative Equity Group within The Vanguard Group is the Fund's investment adviser and is responsible for managing the Fund's assets. The investment adviser invests the Fund's assets in a representative sample of the stocks within the Russell 2000 Index. The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Fund's portfolio securities and to obtain the best available price and most favorable execution for all transactions. The investment adviser manages the Fund subject to the supervision and oversight of the Fund's board of trustees.

(4) Distribution Policy:
     The Fund distributes to Shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends generally are distributed in December for the Fund. Capital gains distributions for the Fund generally occur in December. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.
     Investors in Japan will receive distributions of income dividends or capital gains in cash.

(5) Investment Restrictions:
     The Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's Shares. For these purposes, a "majority" of Shares means the lesser of: (i) shares representing 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of the Fund's net assets are present or represented by proxy; or (ii) shares representing more than 50% of the Fund's net assets.
     (1) BORROWING. The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. The Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. The Fund may not make any additional investments if its outstanding borrowings exceed 5% of its net assets.
     (2) COMMODITIES. The Fund may not invest in commodities, except that it may invest in stock index futures contracts, stock options and options on stock index futures contracts. No more than 5% of the Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of the Fund's total assets may be invested in futures contracts or options at any time.
     (3) DIVERSIFICATION. With respect to 75% of its total assets, the Fund may not: (i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

     (4) ILLIQUID SECURITIES. The Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. From time to time, the Trust's board of trustees may determine that certain restricted securities known as Rule 144A securities are liquid and not subject to the 15% limitation.
     (5) INDUSTRY CONCENTRATION. The Fund may not invest more than 25% of its total assets in any one industry.
     (6) INVESTING FOR CONTROL. The Fund may not invest in a company for purposes of controlling its management.
     (7) INVESTMENT COMPANIES. The Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose Shares the Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.
     (8) LOANS. The Fund may not lend money to any person except by purchasing fixed-income securities that are publicly distributed, by lending its portfolio securities, or through Vanguard's interfund lending program.
     (9) MARGIN. The Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.
     (10) OIL, GAS, MINERALS. The Fund may not invest in interests in oil, gas or other mineral exploration or development programs.
     (11) PLEDGING ASSETS. The Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.
     (12) PUTS/CALLS. The Fund may not purchase or sell put, call, straddle or spread options, except as permitted by the Fund's investment policies relating to commodities.
     (13) REAL ESTATE. The Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate.
     (14) SENIOR SECURITIES. The Fund may not issue senior securities, except in compliance with the 1940 Act.
(15) UNDERWRITING. The Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.

     The above-mentioned investment limitations are considered at the time investment securities are purchased.

     None of these limitations prevents the Fund from participating in The Vanguard Group (Vanguard). Because the Fund is a member of the Group, the Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements.
     In order to permit the sale of its Shares in Japan, the Fund may make commitments more restrictive than the investment policies and limitations described above and in its prospectus. Should the Fund determine that such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of its Shares in Japan. In order to comply with the "Standards of Selection of Foreign Investment Fund Securities" established under the Rules of Foreign Securities Transaction by the Japanese Securities Dealers Association, as a matter of operating policy:
     (1) The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 10% of the Fund's net assets;
     (2) The Fund, together with other mutual funds managed by The Vanguard Group, Inc., may not purchase more than 50% of the outstanding shares of any issuer;
     (3) The Fund may not invest more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the board of trustees);
     (4) The Fund may not sell securities short at any time in excess of its net assets; and
     (5) The Fund may not sell, purchase or loan securities (excluding Shares in the Fund) or grant or receive a loan or loans to or from the adviser, corporate and domiciliary agent, or paying agent, the distributors and the authorized agents or any of their directors, officers or employees or any of their major Shareholders (meaning a Shareholder who holds, in his own or other name (as well as a nominee's name), more than 10% of the total issued and outstanding Shares of stock of such company) acting as principal, or for their own account, unless the transaction is made within the other restrictions set forth above and either (a) at a price determined by current publicly available quotations, or (b) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets.

3. INVESTMENT RISKS
(1) Risk Factors

PRIMARY RISKS
          An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
          7. - Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.
          The Fund is subject to stock market risk, which is the chance that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.
          The Fund may invest, to a limited extent, in derivatives. Derivatives may involve risks different from, and possibly greater than, those of traditional investments. Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge.
          The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.
          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Fund also bears the risk that the adviser will incorrectly predict future stock market trends. However, because the futures strategy of the Fund is engaged in only for hedging purposes, the Fund's Officers do not believe that the Fund is subject to the risks of loss frequently associated with futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.
          Utilization of futures transactions by the Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.
          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
          Non-U.S. Investments. The Fund may invest in non-U.S. securities to the extent necessary to carry out its investment strategy. Investors should recognize that investing in non-U.S. companies involves certain special considerations which are not typically associated with investing in U.S. securities.

          CURRENCY RISK. Since the stocks of non-U.S. companies are frequently denominated in non-U.S. currencies, and since the Fund may temporarily hold uninvested reserves in bank deposits in non-U.S. currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Fund permit it to enter into forward non-U.S. currency exchange contracts in order to hedge the Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.
          COUNTRY RISK. As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, there may be less publicly available information about certain non-U.S. companies than about U.S. companies. Securities of some non-U.S. companies are generally less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of non-U.S. stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain non-U.S. countries, there is the possibility of expropriation of confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.
          Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, commissions on many non-U.S. stock exchanges are generally higher than commissions on U.S. exchanges. In addition, it is expected that the expenses for custodial arrangements of the Fund's non-U.S. securities will be somewhat greater than the expenses for the custodial arrangements for handling U.S. securities of equal value.
          Certain governments outside the U.S. levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of non-U.S. withholding taxes will reduce the income received from non-U.S. securities held by the Fund. However, these non-U.S. withholding taxes are not expected to have a significant impact on the Fund, since the Fund seeks long-term capital appreciation and any income should be considered incidental.

     U.S. FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. The Fund is required for U.S. federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. The Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.
          In order for the Fund to continue to qualify for U.S. federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of non-U.S. currencies or other income derived with respect to the Fund's business of investing in securities or currencies. It is anticipated that any net gain on futures contracts will be considered qualifying income for purposes of the 90% requirement.
          The Fund will distribute to Shareholders annually any net capital gains which have been recognized for U.S. federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and Shareholders will be advised on the nature of the transactions.

     U.S. FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the U.S. federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. Dollar or determined by reference to the value of one or more currencies other than the U.S. Dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. Dollar by a taxpayer whose functional currency is the U.S. Dollar is also treated as a transaction subject to the special currency rules. However, non-U.S. currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, non-U.S. currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss non-U.S. currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The U.S. Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the U.S. Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the non-U.S. currency component of a transaction engaged in by the Fund which is not subject to the special currency rules (such as non-U.S. equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. Dollar-denominated investments and non-U.S. currency contracts the Fund may make or enter into will be subject to the special currency rules described above.

     (2) Management Structure for the Risks
          The Fund Compliance Group regularly reviews the Fund's investments and operations to determine that the Fund remains in compliance with all applicable regulatory requirements.

4. FEES AND TAX
(1) Sales charge
     (a) Sales charge in overseas markets:
     No sales charge will be charged in overseas markets.
     (b) Sales charge in Japan:
     No sales charge is added in Japan.
(2) Repurchase charge
     (a) Repurchase charge in overseas markets:
     No repurchase fee will be charged.
     (b) Repurchase charge in Japan:
     No repurchase fee will be charged.
(3) Management Fee, etc.:
     Trustee Fees
          The same individuals serve as Trustees of all Vanguard funds (with three exceptions, which are noted in the table below), and each fund pays a proportionate share of the Trustees' compensation. The funds employ their Officers on a shared basis, as well. However, Officers are compensated by The Vanguard Group, Inc., not the funds.

     INDEPENDENT TRUSTEES. The funds compensate their independent Trustees - that is, the ones who are not also Officers of the Trust - in three ways.
     * The independent Trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled Board meetings.
     * The independent Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.
     * Upon retirement (after attaining age 65 and completing five years of service), the independent Trustees who began their service prior to January 1, 2001, receive a retirement benefit under a separate arrangement. As of January 1, 2001, the opening balance of each eligible Trustees' separate account was generally equal to the net present value of the benefits he or she had accrued under the Trustees' former retirement plan. Each eligible Trustee's separate account will be credited annually with interest at a rate of 7.5% until the Trustee receives his or her final distribution. Those independent Trustees who began their service on or after January 1, 2001, are not eligible to participate in the plan.

               "INTERESTED" TRUSTEE. Mr. Brennan serves as Trustee, but is not paid in this capacity. He is, however, paid in his role as Officer of The Vanguard Group, Inc.
               COMPENSATION TABLE. The following table provides compensation details for each of the Trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Fund for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard funds. All information shown is for the Fund's fiscal year ended December 31, 2001.

                 VANGUARD INDEX FUNDS TRUSTEE COMPENSATION TABLE
================================================================================================================
NAMES OF TRUSTEES             AGGREGATE             PENSION OR         ACCRUED RETIREMENT    TOTAL COMPENSATION
                          COMPENSATION FROM     RETIREMENT BENEFITS    BENEFIT AT JANUARY     FROM ALL VANGUARD
                            THE TRUST (1)       ACCRUED AS PART OF          1, 2001             FUNDS PAID TO
                                               THE TRUST'S EXPENSES                             TRUSTEES (2)
                                                        (1)
----------------------------------------------------------------------------------------------------------------
John J. Brennan                  None                   None                  None                   None
Charles D. Ellis              $27,900                    N/A                   N/A               $104,000
Rajiv L. Gupta (3)                N/A                    N/A                   N/A                    N/A
JoAnn Heffernan Heisen        $27,900                 $3,261               $23,607               $104,000
Bruce K. MacLaury (4)         $29,200                 $2,858               $78,176                $99,000
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Burton G. Malkiel             $28,038                 $2,852               $90,680               $104,000
Alfred M. Rankin, Jr.         $27,900                 $1,891               $46,267               $104,000
James O. Welch, Jr. (4)       $27,900                 $3,455               $97,720               $104,000
J. Lawrence Wilson            $31,922                 $1,259               $67,240               $119,000
================================================================================================================

(1) The amounts shown in this column are based on the Trust's fiscal year ended December 31, 2001.
(2) The amounts reported in this column reflect the total compensation paid to each Trustee for his or her service as Trustee of 106 Vanguard Funds (104 in the case of Mr. Malkiel; 86 in the case of Mr. MacLaury; and 84 in the case of Mr. Gupta) for the 2001 calendar year.
(3) Mr. Gupta joined the Fund's board effective December 31, 2001.
(4) Mr. MacLaury and Mr. Welch retired from the Fund's board, effective December 31, 2001.

Management Expenses
     Small-Cap Index Fund's total annual operating expenses for Investor Shares as of December 31, 2001, were 0.27% of net assets.
     At December 31, 2001, the Fund had contributed 0.02% of its net assets to The Vanguard Group Inc. for investment advisory, corporate management, administrative, marketing and distribution services.
     For the fiscal year ended December 31, 2001, the Fund incurred $ 10,127,000 of The Vanguard Group, Inc's. management (including transfer agency), administrative, distribution and marketing expenses. The Fund incurred $ 181,000 in investment advisory expenses for the same period.

(4) Other Expenses
Account Administration Fee
In Japan, an Account Administration Fee at the rate of 0. 60% multiplied by the Shareholder's average account balance shall be assessed upon each Shareholder quarterly in arrears. For Shareholder accounts which are redeemed partially or in full prior to the end of each quarter, the Account Administration Fee shall be charged in proportion to the period in which the Shareholder holds the Shares and assessed at the time of redemption. Quarterly assessments shall be net of any fees charged for partial redemptions during the quarter.

The Account Administration Fee shall be calculated and collected from each Shareholder in the following manner.
1. At the end of each calendar quarter, the Shareholder's average daily account will be calculated in respect of the Fund. This initial calculation is in Yen.
2. A fee of one quarter of the 60 basis point annual fee will be calculated based on the average account balance so calculated. (Note that in the case of Shareholder accounts which are partially or fully redeemed prior to the end of each calendar quarter, the fee shall be charged in proportion to the period in which such shareholder holds the shares and assessed at the time of each redemption. Quarterly assessments shall be net of any fees charged for partial redemptions during the quarter.)
3. The Distributor will first attempt to withdraw the Account Administration Fee from the Shareholder's account of Daiwa MRF (Money Reserve Fund) of Daiwa Securities Investment Trust Management Co., Ltd.
4. If there is an insufficient balance, the Distributor will next attempt to withdraw the fee from the Shareholder's account of DKA's MMF (Money Market
     Fund) of Dai-ichi Kangyo Asset Management Co., Ltd., with the exception that Distributor will only withdraw from balances invested for periods greater than thirty days.
5. If there is an insufficient balance, the Distributor will then redeem shares from the Fund in respect of which the Account Administration Fee is collected. If the Shareholder holds two or more Vanguard Funds' Shares, the Distributor will redeem shares in the following order:
     (i) Vanguard Small-Cap Index Fund
     (ii) Vanguard Wellesley Income Fund
     (iii) Vanguard Total Stock Market Index Fund
6. Shares are redeemed in whole amounts at a level that is necessary to fund any shortfall. The Distributor will then redeem the necessary Shares, deduct the Account Administration Fee owed by the Shareholder and return any excess proceeds to the Shareholder within four Bank Business

     Days following the redemption. These proceeds will then be swept by the Distributor to the Shareholder's Daiwa MRF on the following Bank Business Day.

(5) Tax Treatment of Shareholders:
     The tax treatment of Shareholders in Japan shall be as follows:
     (1) The distributions to be made by the Fund will be treated as distributions made by a domestic investment trust.
     a. The distributions to be made by the Fund to Japanese individual Shareholders will be subject to separate taxation from other income (i.e., withholding of Japanese income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax authorities.
     b. The distributions to be made by the Fund to Japanese corporate Shareholders will be subject to withholding of Japanese income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Payment Handling Companies, which are normally the Sales Handling Companies, will prepare a report concerning distributions and file such report with the Japanese tax authorities.
     c. The Fund's distribution of dividends, which include net investment income such as interest and net short-term capital gains, will be subject to withholding of U.S. federal income tax at the rate of 15% provided the Japanese investor and the record owner of the Shares submit the necessary documentation to qualify for the 15% rate under an applicable tax treaty. If for any reason the investor is not eligible for a reduced rate under an applicable tax treaty, a 30% U.S. withholding rate will apply.
          Distributions of net long-term realized capital gains will not be subject to withholding of U. S. federal income tax, and the full amount thereof will be subject to tax in Japan.
          If the Distributor obtains the necessary approval from the Japanese tax authorities, the Japanese withholding tax imposed on distributions as referred to in a. and b. above will be collected by way of the so-called "difference collecting method." In this method only the difference, if any, between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S. tax withheld will be collected in Japan. If the Distributor is unable to use the so-called "difference collecting method", the Distributor will withhold Japanese income tax at the full 20% rate, and Shareholders may obtain a credit for U.S. withholding taxes by submitting the appropriate claim form to the Japanese tax authorities.
     (2) The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.
     (3) Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of shares of a domestic investment trust. The distribution of the net liquidation assets shall be also treated in the same way as those arising from liquidation of a domestic investment trust.

5. STATUS OF INVESTMENT FUND
(A) Diversification of Investment Portfolio

           VANGUARD SMALL-CAP INDEX FUND (Includes All Share Classes)

                                                                   (AS OF THE END OF APRIL, 2002)
=================================================================================================
TYPES OF ASSETS           NAME OF COUNTRY     MARKET VALUE TOTAL DOLLAR        INVESTMENT RATIO %
-------------------------------------------------------------------------------------------------
Common Stocks             United States        $5,190,855,117.00                     99.19
U.S. Treasury             United States           *$2,986,890.00                      0.06
-------------------------------------------------------------------------------------------------
Sub-Total                                      $5,193,842,007.00                     99.25
-------------------------------------------------------------------------------------------------
Cash, Deposit, and
Other Assets (After
Deduction of Liabilities)                         $39,391,914.00                      0.75
-------------------------------------------------------------------------------------------------
Total                                         *$5,233,233,921.00                       100
(Net Asset Value)                           (646,043 million JPY)
=================================================================================================

* U.S. Treasury amount includes mortgage-backed securities that are backed by the full faith and credit of the U.S. Government. Fund's assets did not include U.S. Treasury bills, notes, or bonds as of April 30, 2002.
** Total Net Asset Value For Investor Shares = $ 3,906,812,141.10.

 Note: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

(B) Results of Past Operations
(1) Record of Changes in Net Assets
     Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of April, 2002 is as follows:
                 VANGUARD SMALL-CAP INDEX FUND - INVESTOR SHARES
================================================================================
                           TOTAL NET ASSET VALUE       NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
                                 US$          Yen
                             (millions)    (millions)        US$         Yen
--------------------------------------------------------------------------------
The 33rd Fiscal Year Ended
on September 30, 1993            432        53,330          16.23       2,004
--------------------------------------------------------------------------------
October 1, 1993-
January 31, 1994*                533        65,799          16.24       2,005
--------------------------------------------------------------------------------
The 34th Fiscal Year Ended
on December 31, 1994
(February 1, 1994 -
December 31, 1994)               605        74,687          14.99       1,851
--------------------------------------------------------------------------------
The 35th Fiscal Year Ended
on December 31, 1995             971       119,870          18.61       2,297
--------------------------------------------------------------------------------
The 36th Fiscal Year Ended
on December 31, 1996           1,713       211,470          20.23       2,497
--------------------------------------------------------------------------------
The 37th Fiscal Year Ended
on December 31, 1997           2,652       327,389          23.75       2,932
--------------------------------------------------------------------------------
The 38th Fiscal Year Ended
on December 31, 1998           2,768       341,710          21.20       2,617
--------------------------------------------------------------------------------
The 39th Fiscal Year Ended
on December 31, 1999           3,553       438,618          23.60       2,913
--------------------------------------------------------------------------------
The 40th Fiscal Year Ended
on December 31, 2000           3,577       441,581          19.44       2,400
--------------------------------------------------------------------------------
The 41st Fiscal Year Ended
on December 31, 2001           3,545       437,630          19.82       2,447
================================================================================
2001 End of May                3,566       440,181          20.07       2,478
            June               3,712       458,206          20.88       2,578
            July               3,528       435,487          19.80       2,444
            August             3,411       421,042          19.16       2,365
            Septmeber          2,929       361,577          16.58       2,047
            October            3,073       379,419          17.54       2,165
            November           3,307       408,203          18.90       2,333
            December           3,545       437,684          19.82       2,447
2002 End of January            3,533       436,195          19.61       2,421
            February           3,466       427,851          19.08       2,355
            March              3,789       467,751          20.61       2,544
            April              3,907       482,296          20.80       2,568
--------------------------------------------------------------------------------
*Date of reorganization of Vanguard Small Capitalization Stock Fund into Vanguard Small-Cap Index Fund.

(2) Record of Distributions Paid
     Amount of distributions per Share for the following fiscal years and for each month during the current fiscal year are shown below.

                 VANGUARD SMALL-CAP INDEX FUND - INVESTOR SHARES
================================================================================
                                                      Total Distributions
--------------------------------------------------------------------------------
                                                          US$       Yen
--------------------------------------------------------------------------------
The 31st Fiscal Year (10/1/90-9/30/91)                  0.320        40
--------------------------------------------------------------------------------
The 32nd Fiscal Year (10/1/91-9/30/92)                  0.470        58
--------------------------------------------------------------------------------
The 33rd Fiscal Year (10/1/92-9/30/93)                  0.330        41
--------------------------------------------------------------------------------
10/1/93-1/31/94                                         1.100       136
--------------------------------------------------------------------------------
The 34th Fiscal Year (2/1/94-12/31/94)                  0.590        73
--------------------------------------------------------------------------------
The 35th Fiscal Year (10/1/95-12/31/95)                 0.680        84
--------------------------------------------------------------------------------
The 36th Fiscal Year (10/1/96-12/31/96)                 1.710       211
--------------------------------------------------------------------------------
The 37th Fiscal Year (1/1/97-12/31/97)                  1.389       171
--------------------------------------------------------------------------------
The 38th Fiscal Year (1/1/98-12/31/98)                  1.854       229
--------------------------------------------------------------------------------
The 39th Fiscal Year (1/1/99-12/31/99)                  2.347       290
--------------------------------------------------------------------------------
The 40th Fiscal Year (1/1/00-12/31/00)                  3.285       406
--------------------------------------------------------------------------------
The 41sth Fiscal Year (1/1/01-12/31/01)                 0.225        28
================================================================================
2001 End of May                                           --        --
            June                                          --        --
            July                                          --        --
            August                                        --        --
            September                                     --        --
            October                                       --        --
            November                                    3.070       379
            December                                      --        --
2002 End of January                                       --        --
            February                                      --        --
            March                                         --        --
            April                                         --        --
================================================================================

(3) Record of Changes in Annual Return

================================================================================
      Fiscal Year                   Annual Return
--------------------------------------------------------------------------------
    39th Fiscal Year                   22.39%
   (1/1/99 - 12/31/99)
--------------------------------------------------------------------------------
    40th Fiscal Year                   -3.71%
   (1/1/00 - 12/31/00)
--------------------------------------------------------------------------------
    41st Fiscal Year                    3.11%
   (1/1/01 - 12/31/01)
================================================================================

(Note) Annual Return (%) = 100 x (a - b) / b

     a = Net Asset Value per share at the end of the fiscal year including total amount of distributions made during such fiscal year b = Net Asset Value per share after distribution at the end of the previous fiscal year.

(C) Record of Sales and Repurchase
     Record of sales and repurchase as of the end of each fiscal year and number of outstanding Share of the Fund as of the end of each fiscal year are as follows.

                     Small-Cap Index Fund - Investor Shares

[NOTE: FISCAL YEAR OF THIS FUND WAS 9/30 UNTIL IT BECAME A SERIES OF VANGUARD INDEX FUNDS IN 2/1994.]

================================================================================
                           Number of              Number of      Number of Out-
                         Shares Sold     Shares Repurchased     standing Shares
                               (000)                  (000)               (000)
--------------------------------------------------------------------------------
The 32nd Fiscal Year          11,026                 (4,322)             15,970
(10/1/91-9/30/92)                 (-)                    (-)                 (-)
--------------------------------------------------------------------------------
The 33rd Fiscal Year          15,308                 (4,663)             26,615
(10/1/92-9/30/93)                 (-)                    (-)                 (-)
--------------------------------------------------------------------------------
(10/1/93-1/31/94)              8,445                 (2,214)             32,846

The 34th Fiscal Year          13,095                 (5,550)             40,390
(2/1/94-12/31/94)                 (-)                    (-)                 (-)
--------------------------------------------------------------------------------
The 35th Fiscal Year          18,627                 (6,821)             52,196
(1/1/95-12/31/95)                 (-)                    (-)                 (-)
--------------------------------------------------------------------------------
The 36th Fiscal Year          43,270                (10,771)             84,695
(1/1/96-12/31/96)                 (-)                    (-)                 (-)
--------------------------------------------------------------------------------
The 37th Fiscal Year          54,449                (27,476)            111,668
(1/1/97-12/31/97)                 (-)                    (-)                 (-)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The 38th Fiscal Year          52,831                (33,911)            130,588
(1/1/98-12/31/98)                 (-)                    (-)                 (-)
--------------------------------------------------------------------------------
The 39th Fiscal Year          61,104                (41,158)            150,533
(1/1/99-12/31/99)                 (-)                    (-)                 (-)
--------------------------------------------------------------------------------
The 40th Fiscal Year          84,864                (51,370)            184,027
(1/1/00-12/31/00)            (47,335)                (2,397)            (44,938)
--------------------------------------------------------------------------------
The 41st Fiscal Year          45,755                (50,931)            178,851
(1/1/01-12/31/01)            (79,715)               (20,740)           (103,913)
================================================================================

(D) Miscellaneous
(i) Total Return
     Total Return reflects the past performance and cannot be used to predict the future returns that may be achieved by the Fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The annual average return includes the fluctuation of the price of the shares, distribution and capital gains.

=================================================================================================================
past 1 month         past 1 year     past 3 years     past 5 years      past 10 years    since the establishment*
-----------------------------------------------------------------------------------------------------------------
0.92%                7.37%           8.06%            10.53%            12.30%           11.21%
=================================================================================================================

* The date of the establishment is October 3, 1960.

(ii) annual performance

================================================================================
YEAR            CAPITAL RETURN            INCOME RETURN            TOTAL RETURN
--------------------------------------------------------------------------------
2001                 1.95%                    1.15%                    3.10%
--------------------------------------------------------------------------------
2000                -3.88%                    1.21%                   -2.67%
--------------------------------------------------------------------------------
1999                21.79%                    1.34%                   23.13%
--------------------------------------------------------------------------------
1998                -3.97%                    1.36%                   -2.61%
--------------------------------------------------------------------------------
1997                23.18%                    1.41%                   24.59%
--------------------------------------------------------------------------------
1996                16.63%                    1.48%                   18.12%
--------------------------------------------------------------------------------
1995                27.19%                    1.55%                   28.74%
--------------------------------------------------------------------------------
1994                -1.94%                    1.43%                   -0.51%
--------------------------------------------------------------------------------
1993                17.38%                    1.32%                   18.70%
--------------------------------------------------------------------------------
1992                16.69%                    1.52%                   18.20%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1991                43.04%                    2.22%                   45.26%
--------------------------------------------------------------------------------
1990               -19.77%                    1.64%                  -18.13%
--------------------------------------------------------------------------------
1989                 9.43%                    1.11%                   10.54%
--------------------------------------------------------------------------------
1988                24.04%                    0.59%                   24.63%
--------------------------------------------------------------------------------
1987                -6.98%                   -0.00%                   -6.98%
--------------------------------------------------------------------------------
1986                 0.19%                   -0.00%                    0.19%
--------------------------------------------------------------------------------
1985                21.47%                    1.56%                   23.03%
--------------------------------------------------------------------------------
1984               -25.17%                   -0.00%                  -25.17%
--------------------------------------------------------------------------------
1983                18.17%                   -0.00%                   18.17%
--------------------------------------------------------------------------------
1982                43.48%                    2.97%                   46.45%
--------------------------------------------------------------------------------
1981                -2.88%                    0.00%                   -2.88%
================================================================================

(iii) monthly performance

=======================================================================================================
             Net Asset                 Net Asset                  Net Asset                   Net Asset
             Value in                  Value in                   Value in                    Value in
             dollar(%)                 dollar(%)                  dollar(%)                   dollar(%)
-------------------------------------------------------------------------------------------------------
June,         0.27         June,        0.27          June,       -3.79          June,         5.83
 1990                       1993                       1996                       1999
-------------------------------------------------------------------------------------------------------
July,        -4.27         July,        0.93          July,       -8.45          July,        -2.24
 1990                       1993                       1996                       1999
-------------------------------------------------------------------------------------------------------
August,     -12.91         August,      4.23          August,      5.94          August,      -3.79
 1990                       1993                       1996                       1999
-------------------------------------------------------------------------------------------------------
September,   -8.85         September,   2.85          September,   3.76          September,   -0.14
 1990                       1993                       1996                       1999
-------------------------------------------------------------------------------------------------------
October,     -5.96         October,     2.59          October,    -1.45          October,      0.37
 1990                       1993                        1996                      1999
-------------------------------------------------------------------------------------------------------
November,     7.84         November,   -2.88          November,    4.36          November,     5.98
 1990                       1993                       1996                       1999
-------------------------------------------------------------------------------------------------------
December,     4.54         December,    3.29          December,    2.41          December,    11.46
 1990                       1993                       1996                       1999
-------------------------------------------------------------------------------------------------------
January,      8.58         January,     3.64          January,     2.27          January,     -1.69
 1991                       1994                       1997                       2000
-------------------------------------------------------------------------------------------------------
February,    11.38         February,   -0.37          February,   -2.46          February,    16.51
 1991                       1994                       1997                       2000
-------------------------------------------------------------------------------------------------------
March,        6.91         March,      -5.07          March,      -4.74          March,       -6.69
 1991                       1994                       1997                       2000
-------------------------------------------------------------------------------------------------------
April,       -0.44         April,       0.72          April,       0.37          April,       -5.96
 1991                       1994                       1997                       2000
-------------------------------------------------------------------------------------------------------
May,          4.36         May,        -0.84          May,        11.08          May,         -5.78
 1991                       1994                       1997                       2000
-------------------------------------------------------------------------------------------------------
June,        -5.45         June,       -3.26          June,        5.24          June,         9.29
 1991                       1994                       1997                       2000
-------------------------------------------------------------------------------------------------------
July,         3.69         July,        1.75          July,        5.43          July,        -3.38
 1991                       1994                       1997                       2000
-------------------------------------------------------------------------------------------------------
August,       4.08         August,      5.50          August,      2.24          August,       7.60
 1991                       1994                       1997                       2000
-------------------------------------------------------------------------------------------------------
September,    0.42         September,  -0.31          September,   7.26          September,   -2.98
 1991                       1994                       1997                       2000
-------------------------------------------------------------------------------------------------------
October,      2.74         October,    -0.38          October,    -4.42          October,     -4.34
 1991                       1994                       1997                        2000
------------------------------------------------------------------------------ ------------------------
November,    -4.94         November,   -3.92          November,   -0.52          November,   -10.27
 1991                       1994                       1997                        2000
-------------------------------------------------------------------------------------------------------
December,     8.05         December,    2.57          December,    1.66          December,     8.61
 1991                       1994                       1997                        2000
-------------------------------------------------------------------------------------------------------
January,      7.96         January,    -1.00          January,    -1.60         January,       5.25
 1992                       1995                       1998                        2001
-------------------------------------------------------------------------------------------------------
February,     3.50         February,    3.64          February,    7.49          February,    -6.60
 1992                       1995                       1998                        2001
-------------------------------------------------------------------------------------------------------
March,       -3.38         March,       2.15          March,       4.15            March,     -4.87
 1992                       1995                       1998                        2001
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
April,       -3.04         April,       2.23          April,        0.50         April,        7.76
 1992                       1995                       1998                       2001
-------------------------------------------------------------------------------------------------------
May,          1.18         May,         1.87          May,        -5.36          May,          2.45
 1992                       1995                       1998                       2001
-------------------------------------------------------------------------------------------------------
June,        -4.80         June,        4.95          June,       -0.16          June,         4.19
 1992                       1995                       1998                       2001
-------------------------------------------------------------------------------------------------------
July,         3.58         July,        5.82          July,       -7.98          July,        -5.31
 1992                       1995                       1998                       2001
-------------------------------------------------------------------------------------------------------
August,      -2.44         August,      2.15          August,    -19.29          August,      -3.23
 1992                       1995                       1998                       2001
-------------------------------------------------------------------------------------------------------
September,    1.69         September,   1.72          September,   7.53          September,  -13.47
 1992                       1995                       1998                       2001
-------------------------------------------------------------------------------------------------------
October,      3.17         October,    -4.34          October,     4.21          October,      5.79
 1992                       1995                       1998                       2001
-------------------------------------------------------------------------------------------------------
November,     6.98         November,    3.93          November,    5.31          November,     7.75
 1992                       1995                       1998                       2001
-------------------------------------------------------------------------------------------------------
December,     3.36         December,    2.81          December,    6.23          December,     6.05
 1992                       1995                       1998                       2001
-------------------------------------------------------------------------------------------------------
January,      3.77         January,     0.16          January,     1.23          January,     -1.06
 1993                       1996                       1999                       2002
-------------------------------------------------------------------------------------------------------
February,    -1.85         February,    3.43          February,   -8.11          February,    -2.70
 1993                       1996                       1999                       2002
-------------------------------------------------------------------------------------------------------
March,        3.07         March,       1.87          March,       1.48          March,        8.02
 1993                       1996                       1999                       2002
-------------------------------------------------------------------------------------------------------
April,       -2.84         April,       5.59          April,       8.87          April,        0.92
 1993                       1996                       1999                       2002
-------------------------------------------------------------------------------------------------------
May,          4.25         May,         3.93          May,         1.67
 1993                       1996                       1999
=======================================================================================================


(iv) The contents of the portfolio (as of the end of April 2002)
================================================================================
The number of the shares                                   1,854
--------------------------------------------------------------------------------
The aggregate market value                                 0.9 billion Dollars
--------------------------------------------------------------------------------
PER                                                        42.5x
--------------------------------------------------------------------------------
PBR                                                        2.2x
--------------------------------------------------------------------------------
ROE                                                        14.0 %
--------------------------------------------------------------------------------
The rate of gain                                           10.3 %
--------------------------------------------------------------------------------
The fluctuation of sell and purchase                       39.0 %
--------------------------------------------------------------------------------
Cash ratio                                                 0.2 %
================================================================================


(v) Risk analysis (as of the end of April 2002)
================================================================================
R Square                                                   0.80
--------------------------------------------------------------------------------
Beta                                                       0.35
================================================================================
* R Squared and Beta are calculated from trailing 36-month fund returns relative to the Standard & Poor's 500 Index.
* "R Squared" is a measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's target index benchmark and by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-Squared would be 1.00. If the fund's returns bore no relationship with the index's returns, its

R-Squared would be 0.
* "Beta" is a measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's target index benchmark and an overall market index. Each index is assigned a Beta of 1.00. Compared with a given index, a fund with a Beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.

6. MANAGEMENT STRUCTURE
(1) Outline of Management of Assets, etc.:
(A) Valuation of Assets:
     The Fund's Share price, called its "net asset value", or NAV is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each Share class of the Fund, by the number of Fund Shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.
     Stocks held by a Vanguard fund are valued at their "market value" when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any non-U.S. securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
     When reliable market quotations are not readily available, securities are priced at their "fair-value", calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with non-U.S. securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

(B) Procedures for Subscription (Sales)
a. Sales in the United States
     Investors buy their Shares at the Fund's next-determined net asset value after The Vanguard Group, Inc. receives their request. As long as their request is received before the close of trading on the New York Stock Exchange (generally 4 p.m., U.S. Eastern time), investors will buy their Shares at that day's net asset value.
b. Sales in Japan
     In Japan, Shares of the Fund are offered on any Fund Business Day (i.e., any day on which the New York Stock Exchange is open for trading) when sales handling companies are open for business in Japan (with the exception of a day in which the next business day is a national holiday in Japan) during the subscription period mentioned in "10. Period of Subscription, Part I Information Concerning Securities" of the securities registration statement. A Sales Handling Company shall provide to the investors a Contract Concerning a Foreign Securities Transactions Account (the "Contract") and receive from such investors an application for requesting the opening of a transactions account under the Contract. The minimum shares to open an account shall be five shares.

     The issue price for Shares during the subscription period shall be, in principal, the net asset value per Share next calculated after the Fund has received such application. The Trade Day in Japan is the day when the Sales Handling Company accepts the order. The payment and delivery shall be made in Yen on the fourth business day from and including the Trade Day. No sales charge is added in Japan, provided, however, that an Account
     Administration   Fee  at  an  annual  rate  of  0.60%   multiplied  by  the
     Shareholder's average account balance shall be assessed upon each Shareholder quarterly in arrears. For Shareholder accounts which are redeemed partially or in full prior to the end of each quarter, the Account Administration Fee shall be charged in proportion to the period in which such shareholder holds the shares and assessed at the time of each redemption. Quarterly assessments shall be net of any fees charged for partial redemptions during the quarter.

     Shareholders will receive from the Sales Handling Company a trade report in exchange for the purchase price. In such case payment shall be made in Yen in principal and the applicable exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day and which shall be determined by the Sales Handling Company. The payment by the investor to the Distributor may be made in U.S. Dollars to the extent that the Sales Handling Companies can agree. In addition, the Sales Handling Companies in Japan who are members of the Japan Securities Dealers Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than
     (Y)100,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign

     Investment  Fund  Securities"   established  under  the  Rules  of  Foreign
     Securities Transactions by the Japanese Securities Dealers Association.

(C) Procedures for Repurchase of Shares
a. Repurchase in the United States
     Investors can request a redemption of Shares at any time from their Fund account in any one of three ways: online, by telephone, or by mail. The transaction will be based on the Fund's next-determined Share price, subject to any special rules discussed in this document. No charge is made by the Fund for redemptions. The proceeds of a redemption may be worth more or less than the Shareholder's cost depending on the market value of the securities held by the Fund.

     b.  Repurchase  in  Japan
     Shareholders in Japan may at any time request repurchase of their Shares. Repurchase requests in Japan may be made to the Sales Handling Company on a Fund Business Day that is also a business day of the Sales Handling Companies in Japan (with the exception of a day in which the next business day is a national holiday in Japan). The Sales Handling Company shall send such requests to The Vanguard Group, Inc. One share is acceptable as the minimum redemption amount. The price a Shareholder in Japan will receive is the net asset value next calculated after the Fund receives the repurchase request from the Sales Handling Company. The payment of the price shall be made in Yen through the Sales Handling Companies pursuant to the Contracts or, if the Sales Handling Companies agree, in U.S. Dollars. The payment for repurchase proceeds shall be made on the fourth business day of the Sales Handling Companies in Japan from and including the Trade Day.

     Although the Account Administration Fee is funded from a Shareholder's account of Daiwa MRF and then DKA's MMF (balances invested for periods greater than thirty-days), if there is an insufficient balance, the Distributor may redeem Shareholder's Shares in the Fund or Funds in which the Shareholder is invested. If the Shareholder holds Shares in more than one Fund the Distributor shall redeem Shares in the following order:
          (i) Vanguard Small-Cap Index Fund
          (ii) Vanguard Wellesley Income Fund

          (iii) Vanguard Total Stock Market Index Fund

     Please refer to "3. Management Structure, (A) Outline of Management of Assets, etc., 3. Management Fee, etc., (c) Account Administration Fee" in detail.

(D) Suspension of Repurchase:
     The Fund may suspend redemption  privileges or postpone the date of payment
     (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and
     (iii) for such other periods as the SEC may permit. The Fund reserves the right to pay all or part of a Shareholder's redemption in-kind if fund management believes that a cash redemption would disrupt the funds' operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of redemption proceeds for up to seven days.

(E) Conversion of Shares
     In Japan, Shares cannot be converted to securities of other classes or series of the Trust.

(F) Custody of Shares:
     To eliminate the need for safekeeping, the Fund will not issue certificates for Shares.

(G) Duration of existence:
     Unless terminated as provided in the Agreement and Declaration of the Trust, the Trust shall continue without limitation of time.

(H) Fiscal Year:
     The accounts of the Fund will be closed each year on December 31.
(I) Miscellaneous:
(1) Dissolution
     The Trust may be terminated at any time by the Trustees upon 60 days prior written notice to the Shareholders. Any series may be terminated at any time by the Trustees upon 60 days prior written notice to the Shareholders of that series.

(2) Agreement and Declaration of Trust:
          Originals or copies of the Agreement and Declaration of Trust, as amended, are maintained in the office of the Trust and are made available for public inspection for the Shareholders. Originals or copies of the Agreement and Declaration of Trust, as amended, are on file in the United States with the Secretary of State of the State of Delaware. The Agreement and Declaration of Trust may be restated and/or amended at any time by an instrument in writing signed by a majority of the Trustees then holding office. Any such restatement and/or amendment thereto shall be effective immediately upon execution and approval. The Certificate of Trust of the Trust may be restated and/or amended by a similar procedure, and any such restatement and/or amendment shall be effective immediately upon filing with the Office of the Secretary of State of the State of Delaware or upon such future date as may be stated therein.
          In Japan, material changes in the Agreement and Declaration of Trust shall be published or notice thereof shall be sent to the Japanese Shareholders.

(2) Outline of Disclosure System:
(A) Disclosure in U.S.A.:
(i) Disclosure to Shareholders
          In accordance with the 1940 Act, the Fund is required to send to its Shareholders annual and semi-annual reports containing financial information.
(ii) Disclosure to the SEC
          The Trust has filed a registration statement with the SEC on Form N-1A; the Trust updates that registration statement periodically in accordance with the 1940 Act.

(B) Disclosure in Japan:
 a. Disclosure to the Supervisory Authority
(i) Disclosure Required under the Securities and Exchange Law:
          When the Trustees intend to offer the Shares of the Fund amounting to 100 million Yen or more in Japan, it shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance the securities registration statement together with the copies of the Agreement and Declaration of Trust and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for the investors and any other persons who desire at Kanto Local Finance Bureau of the Ministry of Finance.

          The Sales Handling Companies of the Shares shall deliver to the investors prospectuses the contents of which are substantially identical to Part I and Part II of the securities registration statement. For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at Kanto Local Finance Bureau of the Ministry of Finance.

(ii) Notifications, etc. under the Law Concerning Investment Trusts and Investment Companies
          If the Management Company conducts business of offering for sale Shares of the Fund, it must file in advance the prescribed matters on the Fund with the Commissioner of Financial Services Agency under the Law Concerning Investment Trusts and Investment Companies (the Law
          No.198, 1951) (hereinafter referred to as the "Investment Trusts Law"). In addition, if the Management Company amends the Agreement and Declaration of Trust, it must file in advance such amendment and the details thereof with the Commissioner of Financial Services Agency. Further, the Trustees must prepare the Management Report on the prescribed matters concerning the assets of the Fund under the Investment Trusts Law immediately after the end of each calculation period of the Fund and must file such Report with the Commissioner of Financial Services Agency.

b. Disclosure to Japanese Shareholders:
     If the Management Company makes any amendment to the Agreement and Declaration of Trust, the substance of which is important, it must give in advance public notice concerning its intention to make such amendment and the substance of such amendment at least 30 days prior to such amendment, and must deliver the written documents containing the above matters to the Shareholders known in Japan. Provided, however, that if the said written documents are delivered to all the Shareholders in Japan, the relevant public notice is not required to be given.

     The Japanese Shareholders will be notified of the material facts which would change their position and of notices from the Trustees, through the Sales Handling Companies.
     The above-described Management Report on the Fund will be sent to the Shareholders known in Japan.

(3) Rights of Shareholders:
(A) Rights of Shareholders:
          Shareholders in Japan must generally register their Shares in their own name in order to exercise directly their rights as Shareholders. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Sales Handling Company cannot exercise directly their Shareholder rights, because their Shares are registered in the name of the Sales Handling Company. Shareholders in Japan may have the Sales Handling Companies exercise their rights on their behalf in accordance with the Contract with the Sales Handling Companies.
          Shareholders in Japan who do not entrust the custody of their Shares to the Sales Handling Companies may exercise their rights in accordance with their own arrangement under their own responsibility.

     The major rights enjoyed by Shareholders are as follows:
(i) Voting rights
     Shareholders of the Fund are entitled to vote on a matter if: (i) a Shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Agreement and Declaration of Trust that would adversely affect to a material degree the rights and preferences of the Shares; or
     (iii) the Trustees determine that it is necessary or desirable to obtain a Shareholder vote. The 1940 Act requires a Shareholder vote under various circumstances, including to elect or remove Trustees upon the written request of Shareholders representing 10% or more of the Fund's net assets, and to change any fundamental policy of the Fund. Shareholders of the Fund receive one vote for each U.S. Dollar of net asset value owned on the record date, and a fractional vote for each fractional Dollar of net asset value owned on the record date, except where voting is otherwise required by law to be based on Share ownership. However, only the Shares of the Fund affected by a particular matter are entitled to vote on that matter. In addition, each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of another. Voting rights are non-cumulative and cannot be modified without a majority vote. Shareholders in Japan are entitled to receive from the Sales Handling Companies pursuant to the Account Agreement to be entered between a Sales Handling Company and a Shareholder notices of the Fund, whereby Shareholders have the Sales Handling Company exercise their voting rights.
(ii) Repurchase rights
     Shareholders are entitled to request repurchase of Shares at the Shares' Net Asset Value.
(iii) Rights to receive dividends
     The Shareholders of the Fund are entitled to receive any dividends or other distributions declared by the Fund. No Shares have priority or preference over any other Shares of the Fund with respect to distributions. Distributions will be made from the assets of the Fund, and will be paid ratably to all Shareholders of the Fund (or class) according to the number of Shares of the Fund (or class) held by Shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the net asset values of the classes and the way that expenses are allocated between share classes pursuant to a multiple class plan.
(iv) Right to receive distributions upon dissolution
     Shareholders of the Fund are entitled to receive distributions upon dissolution in proportion to the number of Shares then held by them, except as otherwise required.
(v) Right to inspect accounting books and the like
     Shareholders are entitled to inspect the Agreement and Declaration of Trust, and at the discretion of the Court, the accounting books and the minutes of any Shareholders' meetings.
(vi) Right to Transfer Shares
     Shares are transferable within Japan to Japanese investors without restriction except as limited by applicable law.

(B) Foreign Exchange Control in U.S.A.:
          In  the  United  States,   there  are  no  foreign   exchange  control
     restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.
(C) Agent in Japan:
          Hamada & Matsumoto
          Kasumigaseki Building, 25th Floor
          2-5, Kasumigaseki 3-chome
          Chiyoda-ku, Tokyo

          The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of: (1) the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA, and (2) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.
          The agent for the registration with the Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan of the public offering concerned as well as for the continuous disclosure and filing the notification with the Commissioner of the Financial Services Agency is the following person:
          Ken Miura
          Attorneys-at-law
          Hamada & Matsumoto
          Kasumigaseki Building, 25th Floor
          2-5, Kasumigaseki, 3-chome
          Chiyoda-ku, Tokyo
(D) Jurisdiction:
          Limited only to litigation brought by Japanese investors regarding transactions relating to (D)(2) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:
          Tokyo District Court
          1-4, Kasumigaseki 1-chome
          Chiyoda-ku, Tokyo

II. FINANCIAL CONDITIONS OF THE FUND
1. FINANCIAL STATEMENTS
a. The following financial statements in the Japanese language of the Fund for the recent two years are the translations into the Japanese language of its original audited financial statements prepared by the Fund (except for Japanese Yen amount converted). These translations are incorporated into this document by application of the proviso of the Article 127-5 of the "Regulations Concerning the Terms, Forms and Methods of Preparation of Financial Statements, Etc. (Ministry of Finance Ordinance No. 59 of 1963)" in accordance with the "Ministerial Ordinance re: Disclosure of Information, Etc. of the Specified Securities (Ministry of Finance Ordinance No. 22 of 1993)".

     The above original financial statements of the Fund are audited by PricewaterhouseCoopers LLP who are the auditors in the Fund's home country. Its audit reports are obtained as shown on the following pages.

b.   The  original  financial  statements  of the  Fund  are  expressed  in U.S.
     Dollars. The Japanese translations of the financial statements contain certain Japanese Yen amounts converted. Such conversion is made at the rate which is the mean of T.T. selling and buying exchange rates vis-a-vis customers quoted by The Bank of Tokyo-Mitsubishi, Ltd. on May 31, 2002 (US$1=(Y)123.45). The Yen amounts are rounded in thousands.

2. CONDITION OF THE FUND- - VANGUARD SMALL-CAP INDEX FUND
(a) Statement of Net Assets

                    (As of the end of April, 2002) (Including All Share Classes)
================================================================================
                                      $$$        (in thousands except column e.)
--------------------------------------------------------------------------------
a. Total Assets                 5,433,114,873.00          670,718,031.07
--------------------------------------------------------------------------------
b. Total Liabilities              199,880,952.00           24,675,303.52
--------------------------------------------------------------------------------
c. Total Net Assets    *        5,233,233,921.00          646,042,727.55
    (a-b)
--------------------------------------------------------------------------------
d. Total Number of     **             251,530,193.00 shares
   Shares Outstanding
--------------------------------------------------------------------------------
e. Net Asset Value     ***                 20.80                   2,568
   per Share (c/d/)
================================================================================
  * Total Net Assets for Investor Shares = $3,906,812,141.10.
 ** Total Number of Shares Outstanding for Investor Shares = 187,797,994.7160. *** Net Asset Value Per Share for Investor Shares = $20.8032.

III. OUTLINE OF THE TRUST
1. Outline of the Trust
(1) Amount of Capital Stock
          Not applicable.
(2) Structure of the Management of the Trust
          The Trustees have exclusive and absolute control over the Trust Property and over the business of the Trust to the same extent as if the Trustees were the sole owners of the Trust Property and business in their own right, but with such powers of delegation as may be permitted by the Agreement and Declaration of Trust. The Agreement and Declaration of Trust provides that the Trustees have the power to do all things and execute all instruments as the Trustees deem necessary, proper or desirable in order to promote the interests of the Trust.
          The number of Trustees shall be from 1 to 15 as fixed from time to time by the Trustees. If any vacancies shall exist, the remaining Trustees shall fill such vacancy by appointing such other individual as they in their discretion shall see fit. A Trustee may be removed at any meeting of Shareholders by a vote of two-thirds of the outstanding Shares of each series. The Trustees shall hold office during the lifetime of this Trust and until its termination or until he or she resigns, is removed or dies.
          The Trustees of the Trust are authorized by the Agreement and Declaration of Trust to issue Shares and to authorize the division of Shares into one or more series. The assets of each series shall irrevocably belong to that series for all purposes. The variations in the relative rights, privileges and preferences as between the different series shall be fixed and determined by the Trustees. The Trustees may authorize the division of Shares of any series into Shares of one or more classes of such series, with such variations between classes as may be approved by the Board of Trustees.
          Under the Agreement and Declaration of Trust, the Shareholders have the power, as and to the extent provided therein, to vote only (i) for the election or removal of Trustees as provided in Article IV, Section 1 of the Agreement and Declaration of Trust, and (ii) with respect to such additional matters relating to the Trust as may be required by the applicable provisions of the 1940 Act, including Section 16(a) thereof, and
     (iii) on such other matters as the Trustees may consider necessary or desirable unless otherwise required by law, each Shareholder shall have one vote for each U.S. Dollar (and a fractional vote for each fractional Dollar) of the net asset value of each Share (including fractional Shares) held by such Shareholder on the record date on each matter submitted to a vote at a meeting of Shareholders. There shall be no cumulative voting in the election of Trustees. Votes may be made in person or by proxy. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger.
          Meetings of the Shareholders may be called by the Trustees. A meeting of Shareholders may be held at any place designated by the Trustees. Written notice of any meeting of Shareholders shall be given or caused to be given by the Trustees by delivering personally or mailing such notice not more than ninety (90), nor less than ten (10) days before such meeting, postage prepaid, stating the time and place of the meeting, to each Shareholder at the Shareholder's address as it appears on the records of the Trust.
          Except as otherwise provided by the 1940 Act or in the Agreement and Declaration of Trust, at any meeting of Shareholders, the presence in person or by proxy of the holders of record of Shares issued and outstanding and entitled to vote representing more than fifty percent of the total combined net asset value of all Shares issued and outstanding and entitled to vote shall constitute a quorum for the transaction of any business at the meeting. Any meeting of Shareholders may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning a meeting to another date and time, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice.
          The Trustees are authorized by the Agreement and Declaration of Trust to adopt By-Laws not inconsistent with the Agreement and Declaration of Trust to provide for the conduct of the business of the Trust. The By-Laws contemplate that the Trustees shall elect a Chairman, a President, a Treasurer and a Secretary. The Trustees may elect or appoint such other officers or agents as the business of the Trust may require. The Trustees may delegate to any officer or committee the power to appoint any subordinate officers or agent. The Trustees may amend or repeal the By-Laws of the Trust to the extent such power is not reserved to the Shareholders.
          The Trustees may in their discretion provide for regular or stated meetings of the Trustees. Notice of regular or stated meetings need not be given. Meetings of the Trustees other than regular or stated meetings shall be held whenever called by the Chairman or by any Trustee. Notice of the time and place of each meeting other than regular or stated meetings shall be mailed to each Trustee at least two days before the meeting, or shall be telegraphed, cabled, or wirelessed to each Trustee, or personally delivered to him or her at least one day before the meeting.
          A majority of the Trustees present in person at any regular or special meeting of the Trustees shall constitute a quorum for the transaction of business at such meeting. Except as otherwise required by law, the Agreement and Declaration of Trust or the Trust's By-Laws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting at which a quorum is present, or by written consent of all of the Trustees.
          The Agreement and Declaration of Trust contains provisions for the indemnification of Trustees, officers and Shareholders of the Trust under the circumstances and on the terms specified therein.

(3) Information  Concerning  Directors,  Officers and Employees
(1) Trustees and Officers of the Trust

                                                              (as of the end of April, 2002)
==================================================================================================================
NAME                           OFFICE AND TITLE     RESUME                                            SHARES OWNED
------------------------------------------------------------------------------------------------------------------
John J. Brennan                Chairman of the      Chairman of the Board, Chief Executive Officer               0
                               Board, Chief         and Director (Trustee) of The Vanguard Group,
                               Executive Officer    Inc. and each of the investment companies
                               and Trustee          served by The Vanguard Group, Inc.
------------------------------------------------------------------------------------------------------------------
Charles D. Ellis               Trustee              The Partners of '63 (pro bono ventures in                    0
                                                    education); Senior Advisor to Greenwich
                                                    Associates (international business strategy
                                                    consulting); Successor Trustee of Yale
                                                    University; Overseer of the Stern School of
                                                    Business at New York University; Trustee of the
                                                    Whitehead Institute for Biomedical Research.
------------------------------------------------------------------------------------------------------------------
Rajiv L. Gupta                 Trustee              Chairman and Chief Executive Officer , Vice                  0
                                                    Chairman (January - September 1999) and Vice
                                                    President (prior to September 1999) of Rohm and
                                                    Haas Co. (chemicals); Director of Technitrol,
                                                    Inc. (electronic components) and Agere Systems
                                                    (communication components); Board Member of
                                                    American Chemistry Council; Trustee of Drexel
                                                    University.
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
JoAnn Heffernan Heisen         Trustee              Vice President, Chief Information Officer, and               0
                                                    Member of the Executive Committee of Johnson
                                                    and Johnson, (pharmaceuticals/ consumer
                                                    products) Director of the Medical Center at
                                                    Princeton, and Women's Research and Education
                                                    Institute.
------------------------------------------------------------------------------------------------------------------
Burton G. Malkiel              Trustee              Chemical Bank Chairman's Professor of                        0
                                                    Economics, Princeton University; Director of
                                                    Vanguard Investment Series plc (Irish
                                                    investment fund) since November, 2001, Vanguard
                                                    Group (Ireland) Limited (Irish investment
                                                    management firm) since November, 2001,
                                                    Prudential Insurance Co. of America, BKF
                                                    Capital (investment management firm), The
                                                    Jeffrey Co. (holding company), and Neuvis, Inc.
                                                    (software company).
------------------------------------------------------------------------------------------------------------------
Alfred M. Rankin, Jr.          Trustee              Chairman, President, Chief Executive Officer,                0
                                                    and Director of NACCO Industries, Inc.
                                                    (forklift trucks/housewares/lignite); Director
                                                    of Goodrich Corporation (industrial
                                                    products/aircraft systems and services).
                                                    Director of Standard Products Company (supplier
                                                    for automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
J. Lawrence Wilson             Trustee              Retired Chairman and Chief Executive Officer of              0
                                                    Rohm & Haas Co. (chemicals); Director of
                                                    Cummins Inc. (diesel engines), The Mead Corp.
                                                    (paper products), and AmeriSource Bergen Corp.
                                                    (pharmaceutical distribution); Trustee of
                                                    Vanderbilt University.
------------------------------------------------------------------------------------------------------------------
R. Gregory Barton              Secretary            Managing Director and General Counsel of The                 0
                                                    Vanguard Group, Inc. (since September, 1997);
                                                    Secretary of The Vanguard Group, Inc. and each
                                                    of the investment companies served by The
                                                    Vanguard Group, Inc. (since June, 2001);
                                                    Principal of The Vanguard Group, Inc. (prior to
                                                    September, 1997)
------------------------------------------------------------------------------------------------------------------
Thomas J. Higgins              Treasurer            Principal of The Vanguard Group, Inc.;                       0
                                                    Treasurer of each of the investment companies
                                                    served by The Vanguard Group, Inc. (since July,
                                                    1998).
==================================================================================================================


(2) Employees of the Trust
The Trust does not have any employees.

2. Description of Business and Outline of Operation
          The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Trust has retained The Vanguard Group, Inc., as Investment Management Company, to render investment management services, JP Morgan Chase Bank, as Custodian, to hold the assets of the Fund in custody, and The Vanguard Group, Inc. to act as the Transfer and Dividend-Paying Agent.

3. Restrictions on Transactions with Interested Parties:
          The Fund may not sell, purchase or loan securities (excluding Shares in the Fund) or grant or receive a loan or loans to or from the adviser, corporate and domiciliary agent, or paying agent, the distributors and the authorized agents or any of their directors, officers or employees or any of their major Shareholders (meaning a Shareholder who holds, in his own or other name (as well as a nominee's name), more than 10% of the total issued and outstanding Shares of stock of such company) acting as principal, or for their own account, unless the transaction is made within the other restrictions set forth above and either (a) at a price determined by current publicly available quotations, or (b) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets.

4. Miscellaneous
(1) Changes of Trustees and Officers
          Trustees may be removed by, among other things, a vote of two-thirds of the outstanding Shares of each series. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate, provided, however, that the number of Trustees shall in no event be more than 15. The Trustees may elect and remove officers as they consider appropriate.

(2) Amendment to the Agreement and Declaration of Trust
          Generally, approval of Shareholders is required to amend the Agreement and Declaration of Trust, except for certain matters such as change of name, designation of a series, any change which does not adversely affect the economic value or legal rights of a Shareholder, or changes deemed advisable by the Trustees to conform the Agreement and Declaration of Trust to the requirements of applicable laws.

(3) Litigation and Other Significant Events
          Nothing which has or which would have a material adverse effect on the Trust has occurred which has not been disclosed. The fiscal year end of the Fund is December 31.

IV. OUTLINE OF THE OTHER RELATED COMPANIES
(A) The Vanguard Group, Inc. (the "Investment Manager" and the "Transfer and Dividend-Paying Agent")
(1) Amount of Capital as of the end of April, 2002
          US$ 100,032,000 ((Y)12,348,950,400)
(2) Description of Business
          The Vanguard Group, Inc. was established in 1974 under the laws of Pennsylvania and is registered as an investment adviser under the Investment Advisers Act of 1940. The Vanguard Group, Inc. was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the Shareholders of the Fund and other members of The Vanguard Group of Investment Companies (separately, the "Vanguard Funds"). The Amended and Restated Funds' Service Agreement provides that each Vanguard Fund may be called upon to invest up to 0.40% of its current net assets in The Vanguard Group, Inc. as contributions to Vanguard's capitalization, and that there is no limit on the U.S. Dollar amount that each Vanguard Fund may contribute to Vanguard's capitalization. The amounts which each of the Vanguard Funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each Vanguard Fund's relative net assets and its contribution to Vanguard's capital. At December 31, 2001, the Fund had contributed capital of U.S.$ 805,000 to The Vanguard Group, Inc. representing 0.02% of the Fund's net assets, and 0.8% of Vanguard's capitalization.
(3) Outline of Business Relationship with the Fund
          The Vanguard Group, Inc. acts as investment manager and transfer and dividend-paying agent to the Fund.

(B) JP Morgan Chase Bank (the "Custodian")
(1) Amount of Capital as of the end of April, 2002
          US$ 713 billion (approximately(Y)88,020 billion)
(2) Description of Business
          JP Morgan Chase Bank engages in business as a financial institution.
(3) Outline of Business Relationship with the Fund
          JP Morgan Chase Bank acts as custodian and renders custody services to the Fund.

(C) Monex, Inc. (the "Agent Company" and the "Distributor in Japan")
(1) Amount of Capital:
          (Y) 6,155,061,797 as of the end of April, 2002.
(2) Description of Business:
          Monex, Inc. engages in business as a securities company in Japan.
(3) Outline of Business Relationship with the Fund:
          Monex, Inc. acts as the Agent Company and the Distributor in Japan.
(D) Capital Relationships
          The Fund contributed to 0.8% of capitalization of The Vanguard Group, Inc as of December 31, 2001

V. SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT FUND SHARES
1. Transfer of the Shares
          The transfer agent for the Shares is The Vanguard Group, Inc., whose address is 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.
          The Japanese investors who entrust the custody of their Shares to a Sales Handling Company shall have their Shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.
          No fee is chargeable for the transfer of Shares.
2. The Closing Period of the Shareholders' Book
          No provision is made.
3. There are no annual Shareholders' meetings. Special Shareholders' meetings may be held from time to time as required by the Agreement and Declaration of Trust and the 1940 Act.
4. No special privilege is granted to Shareholders.
          The acquisition of Shares by any person may be restricted.

VI. OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN DELAWARE
A. Outline of the Investment Trusts in Delaware
          Delaware business trusts are governed by Chapter 38 of Title 12 of the Delaware Code. See Section I. 1(4) for a summary of the provisions contained in Chapter 38. To form a trust, a governing instrument is entered into and a certificate of trust is filed with the Secretary of State of the State of Delaware. Delaware business trusts are a common organizational form for U.S. registered management investment companies, commonly called "mutual funds".

B. The System of Mutual Funds created as Delaware Business Trusts in Delaware
          A  Delaware   business  trust  is  in  the  widest  sense  a  business
     organization like a corporation or partnership. It can issue shares (beneficial interests) which may be freely transferred; the holders of such shares may receive dividends out of the income of the trust; and the management is separate from the ownership of each organization. Except to the extent otherwise provided in the governing instrument of a Delaware business trust, the business and affairs of a Delaware business trust shall be managed by or under the direction of its trustees. See section 3806 of the Delaware Business Trust Act.

          Additionally, as a registered investment company (mutual fund), a Delaware business trust is regulated by the 1940 Act and other related U.S. federal and state laws. As long as a Delaware business trust operates as a registered mutual fund, the shareholders of the trust derive certain rights and protections under the U.S. federal securities laws. Such federal laws prohibit all false and misleading statements or omissions of material facts from the contents of the mutual fund's registration statement filed with the SEC. Further, various securities laws contain similar prohibitions in connection with the offer, sale and advertising of mutual funds.

(1) Formation of a Delaware Business Trust
          A Delaware business trust is formed by a governing instrument ("Agreement and Declaration of Trust") and the filing of a certificate of trust ("Certificate of Trust") pursuant to section 3810 of the Delaware Business Trust Act. Property of the trust is transferred to the trustees in accordance with the Declaration, and the trustees manage and operate the trust for the benefit of the beneficial shareholders, whose shares may be freely transferred.

          The Agreement and Declaration of Trust generally contains such matters as the name of the trust, purpose, compensation to be paid to the trustees, powers and responsibilities of the trustees, shareholder meetings, rights of shareholders, payment of dividends, redemption of shares, period and termination of the trust, and the governing law of the trust.

          To become a registered mutual fund, a registration statement must be filed with the SEC under the Securities Act of 1933 and an election made under the 1940 Act.

(2) Issuance of Shares
          In order to issue mutual fund shares, a fund must have a prospectus which contains various items of disclosure relating to the fund and its shares, such as: the fees associated with a purchase of the fund's shares, financial information about the fund for the past five years (or for the length of time the fund has been in operation), the fund's objectives and policies, any investment restrictions, the price at which shares may be purchased, the method by which shareholders may purchase and redeem shares, dividend and tax information relating to the ownership of shares, descriptions of the fund's management and expenses paid by the fund, a description of the fund's shares and any other information the fund desires to provide potential shareholders. The regulations regarding the issuance of a mutual fund's shares are the U.S. federal securities laws, Blue Sky laws and various sections of the Internal Revenue Code. The shares may not be issued unless the fund has an effective registration statement on file with the SEC. Further, each share of stock issued by a mutual fund must be a voting share and have equal voting rights with all other outstanding voting shares.

(3) Management and Operation of a Mutual Fund
          Management and operation of a mutual fund is generally conducted by having an investment advisory agreement with an investment adviser. The requirements for becoming an investment adviser for a mutual fund are that the adviser must be a registered investment adviser under the Investment Advisers Act of 1940, and must have been approved by the Board of Trustees/Directors of a fund and its shareholders. The investment adviser discloses certain information to the competent supervisory authorities and the fund's shareholders, in accordance with the investment advisory agreement, with respect to the management and operation of the fund's assets.

          An advisory fee calculated in accordance with the net asset value of the fund is paid to the investment adviser. An investment adviser generally executes an investment advisory agreement with a fund relating to the investment and reinvestment of the fund's assets. Such investment and reinvestment must be conducted subject to the investment objectives and restrictions provided for in the prospectus and other governing instruments.

a. Valuation of Assets
The fund's net asset value per share is calculated each business day of the fund, and it is furnished to the National Association of Securities Dealers, Inc. (the "NASD"). Major newspapers in the United States obtain the information from the NASD and report such information on a daily basis. The total net asset value of the fund is determined by subtracting the fund's total liabilities from its total assets. The net asset value per share of the fund is determined by dividing the fund's net assets by the total number of shares outstanding at the time of calculation.

b. Sale, Redemption and Custody of Shares
(i) The purchase priceof a fund's shares will be the net asset value per share next computed after receipt of the sales order by the fund plus the sales charge, if applicable. Such purchase price is set forth in the prospectus.

(ii) Redemption of shares shall be made for one share or its multiple, and the redemption price per share shall be the net asset value per share next computed after receipt by the fund of the order and share certificate if share certificates have been issued. Subject to certain rules of the SEC, the fund may suspend the right of redemption temporarily. The principal underwriter may charge fees upon such redemption.

(iii) Custody of Shares
Investors' shares are usually held in book entry form by the fund's transfer agent. Certificates for shares are issued only on request of the shareholder, if available. The transfer agent will furnish such shareholders with detailed statements of their accounts. In cases where certificates for shares have been issued to investors, such certificates for shares are usually in the custody of the shareholders.

c. Outline of Disclosure Requirements
(i) Disclosure to shareholders
In  accordance  with the 1940 Act, a fund sends to its  shareholders  annual and
semi-annual   reports   relating  to  its  operations  that  contain   financial
information.

(ii) Disclosure to the SEC
Pursuant to the 1940 Act, a fund reports details of its financial condition and business operations to the SEC by annual and semi-annual reports.

d. Shareholders' Rights and Procedures for the Exercise Thereof
Shareholders must be registered with a fund in order to exercise shareholders' rights directly against the fund. The representative right afforded to shareholders is the voting right. Other rights include the right to receive dividends, the right to receive distributions upon dissolution, the right to inspect accounting books and the like, the right to transfer shares, and other rights with respect to the U.S. registration statement (including the prospectus).

(i) Voting rights
Shareholders are entitled to one vote for each dollar of net asset value (determined as of the applicable record date) and a proportionate fractional vote for each fractional dollar amount owned with respect to any matter Shareholders are entitled to vote under the fund's Declaration of Trust, By-laws or any applicable law. Voting rights shall be exercised at a shareholders meeting, or without meeting if a consent in writing setting forth such action is signed by the shareholders entitled to vote on a subject matter thereof holding a majority of the shares entitled to vote thereon. Shareholders' meetings shall be convened by the trustees or such other persons as specified in the fund's By-laws, and the meeting shall be held at the head office of the fund or such other place as the trustees may designate. Shareholders representing more than 50% of the outstanding shares entitled to vote being present (including those present by proxy) shall constitute a quorum unless otherwise provided for in any applicable statutes, rules and regulations, and, except as otherwise provided by law, the fund's Declaration of Trust, or By-laws, approval of a matter is given by vote (including vote by proxy) of a majority of the shares present and entitled to vote.

(ii) Redemption rights
Shareholders are entitled to request redemption of shares at their net asset value at any time, provided that the fund may suspend the right of redemption temporarily during the periods subject to the rules of the SEC under the 1940 Act.

(iii) Right to receive dividends
Shareholders are entitled to receive any declared distributions for each share held by them. Record dates are designated for the payment of distributions and payments are usually made during the months in which the record date falls or in the following month.

(iv) Right to receive distributions upon dissolution
Shareholders of a fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them.

(v) Right to inspect accounting books and the like
Shareholders are entitled to inspect the Agreement and Declaration of Trust and, subject to the discretion of the court, the fund's accounting books and minutes of shareholders' meetings.

(vi) Right to transfer shares
Shares are transferable without restriction.

(vii) Rights with respect to the U.S. registration statement
The Securities Act of 1933 provides that if any effective part of the registration statement contains an untrue statement of material fact or omits to state a material fact required to be stated therein or necessary to make the statement therein not misleading, any person acquiring such security may sue every person who signed the registration statement, every person who was a trustee (or person performing similar functions) of the issuer at the time of filing of the registration statement, certain other persons who prepared any part of the registration statement and every underwriter with respect to such security.

e. Related Company and Others
(i) Investment management company The investment management company shall manage and operate the assets of a fund subject to the terms of the investment advisory agreement and the fund's investment objectives and restrictions. The requirements for becoming an investment management company are that the manager must be a registered investment adviser under the Investment Advisers Act of 1940 and must have been approved by the Board of Trustees/Directors of a fund and its shareholders.

(ii) Investment adviser
The investment adviser is usually the investment management company which ordinarily sponsors or organizes the mutual fund. The duties of the investment adviser are similar to those of the investment management company and include the management of the fund's investments and performance of certain administrative, clerical, bookkeeping and accounting services as set forth in the investment advisory agreement.

(iii) Underwriter-distributor
The underwriter-distributor is usually connected with the investment adviser. Frequently, the underwriter-distributor is a subsidiary of the investment adviser. The underwriter-distributor must register as a broker-dealer with the SEC and must join the NASD.

(iv) Custodian
The mutual fund usually appoints a bank to hold its securities and other assets as custodian. The requirements for becoming a custodian of a mutual fund are that the entity be either a bank having aggregate capital, surplus and undivided profits of not less than U.S.$500,000, be a member of a national securities exchange, or be a central certificate depositary established by a national securities exchange or a registered national securities association. A mutual fund may act as its own custodian under certain circumstances.

f. Governing Laws and Competent Authorities
(i) Governing laws regarding the creation and operation of a mutual fund created as a Delaware business trust
A Delaware business trust is created under the laws of the State of Delaware and is subject to the laws of that state. With respect to its operation as a mutual fund, it is also subject to the 1940 Act, the United States Internal Revenue Code, and regulations promulgated under each statute. With respect to the sale of its shares, the fund is subject to the Securities Act of 1933, the Securities Exchange Act of 1934, the Blue Sky laws (state securities laws of the various states in the U.S.) and the regulations promulgated under said law. In addition, a Delaware business trust and its trustees may be subject to common law principles established through judicial decisions.

The substance of the governing law is as follows:
Delaware Business Trust Act (Delaware Code Chapter 38 et seq.("Treatment of Delaware Business Trusts"))

Chapter 38 provides as follows:
Delaware has had in effect since October 1, 1988, the Business Trust Act which expressly recognizes the Delaware business trust. The principal purpose of the Business Trust Act is to modernize the common law and provide certainty by codifying Delaware law with respect to the use of trusts in business transactions.
The Business Trust Act permits the trust agreement of a business trust to establish whatever rights and obligations of the trustees and of the beneficial owners as are desirable. The voting rights of trustees or beneficial owners, or any class or series thereof, may be expanded, limited or eliminated with respect to virtually any matter relating to the business trust. This flexibility provides an advantage over alternative forms of business organizations and common law trusts which often are subject to mandatory provisions.
A Delaware business trust may be merged or consolidated with a foreign or Delaware corporation, limited partnership, limited liability company or business trust pursuant to statutory procedures contained in the Business Trust Act. A merger or consolidation may be pre-authorized, or may be conditioned upon the approval of a specific class or percentage of trustees or beneficial owners, as set forth in the trust agreement of the business trust. Thus, a business trust may be converted into another form of business entity in order to take advantage of future changes in the tax laws or the securities markets.
Under the Business Trust Act, the beneficial owners of a Delaware business trust have the same limitations of personal liability as shareholders of a Delaware corporation. Except to the extent otherwise provided in the trust agreement, a business trust is managed by or under the direction of its trustees, who are not liable for the obligations of the business trust. The Business Trust Act provides that at least one trustee must be a Delaware resident. However, a trust that is or will become a registered investment company is exempt from this requirement. This requirement may be satisfied by engaging a trust company with its principal place of business in Delaware. The duties of the trustees may be specified in the trust agreement. Moreover, the trust agreement may provide for the appointment of managers, employees or other persons to manage the business trust with such rights, powers and duties as are set forth herein. To the extent that trustees or other persons who are responsible for managing the business trust have duties (including fiduciary duties) and liabilities relating thereto to the business trust or the beneficial owners, such persons duties may be expanded or restricted by the trust agreement. In addition, such persons shall not be liable for their good faith reliance on the provision of the trust agreement.

Common Law
     Common law is non-statutory law developed through court judgments. Certain legal principles developed through decisions rendered by the courts of the State of Delaware may be applicable to Delaware business trusts and trustees of such trusts.

Investment Company Act of 1940
     The Investment Company Act of 1940 (the "1940 Act") gives the SEC the authority to enforce the 1940 Act's provisions. The 1940 Act requires an investment company to (i) disclose financial information and fundamental policies, (ii) submit registration statements to the SEC, and (iii) submit and deliver certain reports to the SEC and shareholders. The 1940 Act generally prohibits such companies from changing the nature of their business or other fundamental policies without the approval of the shareholders. The 1940 Act regulates the custody of the fund's assets and, more generally, the fund's business and conduct.

Securities Act of 1933
     The Securities Act of 1933 (the "1933 Act") regulates the registration of securities. The 1933 Act requires information with regard to securities being issued or sold to be disclosed by means of a registration statement, including a prospectus. The 1933 Act makes any fraudulent act in connection with the issuance or sale of such securities unlawful.

Securities Exchange Act of 1934
     The Securities Exchange Act of 1934 (the "1934 Act") regulates the purchase and sale of securities and pertains to continuous disclosure with respect to securities, proxy statements, unlawful use of inside information and other fraudulent conduct. It also includes provisions relating to the securities market as well as extensive regulations relating to securities dealers.

The Internal Revenue Code of 1986
     The Code provides for the qualification of a fund to be treated as a regulated investment company.

     (ii) Outline of the Supervisory Authorities
     A Delaware business trust which operates as a registered investment company is subject to supervision by the SEC and the securities authorities of the various U.S. states.

The SEC
     (a) Acceptance of registration applications
     (Sections 7 and 8 of the 1940 Act)
     An investment company must register with the SEC by filing a notification of registration in such form as the SEC shall prescribe. An investment company is deemed to have been registered when it has filed such registration notification with the SEC. After filing the proscribed notification, an investment company must file a registration statement with the SEC.

     (b) Suspension or revocation of registration as a registered company (Section 8 of the 1940 Act)
     An investment company may have its registration suspended or revoked by order of the SEC if it fails to submit a registration statement or report or if either is materially defective.

     (c) Supervision of changes in trustees and officers
     (Section 9(b) of the 1940 Act)
     The SEC can prohibit trustees and officers from serving as such in the event they are found to have willfully violated certain federal securities laws.

     (d) Examination of registration statement
     (Sections 5, 8 and 10 of the 1933 Act)
     In order to sell shares to the public, a fund must file a registration statement with the SEC and such statement must have become effective. The registration statement is prepared in accordance with Form N-1A and must include the information required by Form N-1A and, more generally, the 1933 Act and rules thereunder. The SEC will examine the registration statement and, if it is defective, may order its modification or deny its effectiveness. Parts A and B of the Form N-1A registration statement consist of the investment company's prospectus and statement of additional information, respectively.

     (e) Supervision of the business
     (Section 12 of the 1940 Act)
     The SEC regulates the function and activities of investment companies, including such matters as the purchase of securities on margin, short sales of securities, underwriting commitments, acquisition of securities issued by other investment companies, organization of face amount certificate companies, acquisition of voting stock of insurance companies and other matters.

     (f) Acceptance of periodic reports
     (Section 30 of the 1940 Act)
     The SEC requires all investment companies to submit annual and other reports. The SEC regulates the content of these reports, thereby exercising its supervisory authority.

     State Securities Supervisory Authorities
     (a) Provisions concerning licenses
     Most  states  require  brokers,  dealers,   securities  salespersons,   and
     investment advisers either to acquire licenses from the state or, at least, to be registered with a state agency.

     (b) Provisions concerning registration of securities
     Each of the 50 states requires notification of the availability of shares upon registration of the Fund's shares with the U.S. Securities and Exchange Commission prior to any lawful sale or offer to sell.

     (c) Provisions concerning prevention of fraud
     In general, the Blue Sky Laws provide various sanctions for fraudulent acts in connection with the sale of securities, such as prosecution resulting in fine and/or imprisonment, injunction, an order requiring payment of the deposit, temporary suspension or revocation of license or registration, and civil liability for damages.

     g. Dissolution, Termination, etc.
     (i) Dissolution and termination
     Under the Delaware Business Trust Act, the dissolution and termination of a business trust are governed by the Agreement and Declaration of Trust. Subject to the terms of the Agreement and Declaration of Trust and applicable securities laws, dissolution and termination may require approval of the trust's Board of Trustees, notification of shareholders and the filing of appropriate documents with the SEC. To liquidate a trust, all of the assets of the trust must be distributed to its creditors and shareholders in accordance with applicable law.

     (ii) Amendments to the trust agreements
     Amendments to the Agreement and Declaration of Trust of a business trust are governed by the terms of the Agreement and Declaratoin of Trust and applicable securities laws and, subject to the terms of the applicable Agreement and Declaration of Trust and securities laws, may be made by vote or with the written consent of the trustees and, as to some matters which might have detrimental effects upon the shareholders, by approval of the holders of a majority of the outstanding shares.

     h. Taxation of the Delaware business trust
     If a fund complied with the conditions contained in Section 851 of the Internal Revenue Code, the fund is qualified as a regulated investment company, and distributes all of its net investment income and net capital gains, if any, to shareholders annually. Thus it will be relieved of any federal income tax liability. Income dividends and net short-term gains distributions received by shareholders are taxable as ordinary income and net long-term gains are taxable as capital gains regardless of how long the shareholder has held the shares of the fund.

VII. REFERENCE INFORMATION
The following documents concerning the Fund have been filed with Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan.
  June 14, 2001:                               Securities Registration Statement
                           Annual Securities Report (the 40th Accounting Period)
                                  Amendment to Securities Registration Statement
  September 28, 2001      Semi-annual Report (During the 41st Accounting Period)
                                  Amendment to Securities Registration Statement
  April 1, 2002                   Amendment to Securities Registration Statement

[Translation]

                                                                    [H&M Final]
                                                  Total Stock Market Index Fund





                            ANNUAL SECURITIES REPORT

                          (The 10th Accounting Period)
                              From: January 1, 2001
                              To: December 30, 2001




                              VANGUARD INDEX FUNDS

                    - VANGAURD TOTAL STOCK MARKET INDEX FUND

34256-4   7/8/2002

                            ANNUAL SECURITIES REPORT
                          (The 10th Accounting Period)
                              From: January 1, 2001
                              To: December 31, 2001

To: Director of Kanto Local Finance Bureau

                                                    Filing Date :  June 28, 2002

Name of the Fund:                         VANGUARD INDEX FUNDS - VANGUARD TOTAL
                                          STOCK MARKET INDEX FUND

Name of the Registrant Trust:             VANGUARD INDEX FUNDS - VANGUARD TOTAL
                                          STOCK MARKET INDEX FUND

Name of Trustees:                         John J. Brennan,
                                          Chairman and Chief Executive Officer

Address of Principal Office:              100 Vanguard Boulevard,
                                          Malvern, Pennsylvania 19355
                                          U.S.A.

Name and Title of Registration Agent:     Ken Miura
                                          Attorney-at-Law
                                          Signature [Ken Miura]
                                          -----------------------------------
                                                                  (Seal)

Address or Place of Business              Kasumigaseki Building, 25th Floor
                                          2-5, Kasumigaseki 3-chome
                                          Chiyoda-ku, Tokyo

Name of Liaison Contact:                  Akihito Miyake

Place of Liaison Contact:                 Hamada & Matsumoto
                                          Kasumigaseki Building, 25th Floor
                                          2-5, Kasumigaseki 3-chome
                                          Chiyoda-ku, Tokyo

Phone Number:                             03-3580-3377


               Places where a copy of this Securities Registration
                  Statement is available for Public Inspection

                                Not applicable.

           (Total number of pages of this Annual Securities  Report in Japanese is 86 including front and back pages.)

                                 C O N T E N T S

                                                       Japanese        This
                                                     Original       English
                                                                  Translation

  I.   DESCRIPTION OF THE FUND                             1            1

       1.       NATURE OF THE FUND                         1            1

       2.       INVESTMENT POLICY                          5           10

       3.       INVESTMENT RISKS                          11           25

       4.       FEES AND TAX                              14           32

       5.       STATUS OF INVESTMENT FUND                 16           40

       6.       MANAGEMENT AND ADMINISTRATION             21           48

 II.   FINANCIAL CONDITIONS OF THE FUND                   26           60

 III.  OUTLINE OF THE TRUST                              157           61

 IV.   OUTLINE OF OTHER RELATED COMPANIES                160           70

  V.   SUMMARY OF INFORMATION CONCERNING                 161           72
       FOREIGN INVESTMENT FUND SHARES

 VI.   OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS
       IN DELAWARE                                       162           73

VII.   REFERENCE INFORMATION                             167           85

         Note 1: The Yen amount is translated for convenience at the rate of $1.00 = (Y)123.45 (the mean of the exchange rate quotations by The Bank of Tokyo - Mitsubishi, Ltd. for buying and selling spot U.S. Dollars by telegraphic transfer against Yen on May 31, 2002). The same applies hereafter.

         Note 2: Since Shares are denominated in U.S. Dollars, the amounts appearing hereafter are all Dollar amounts unless otherwise specifically indicated.

         Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into Yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese Yen figures for the same information differ from each other.

I.       DESCRIPTION OF THE FUND

1.       NATURE OF THE FUND
(A)      Objects and Basic Nature of the Fund:
         Vanguard Total Stock Market Index Fund: The Fund seeks to match the performance of a benchmark index that measures the investment return of the overall stock market.
                  The Fund is a sub-fund of Vanguard Index Funds (the "Trust"). The Trust was organized as a Pennsylvania business trust in
         1975, and was reorganized as a Delaware business trust in July, 1998. The Fund is registered with the United States Securities and Exchange Commission (the "Commission" or "SEC") under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified management investment company. It currently offers the following funds in Japan.
                  Vanguard Small-Cap Index Fund
                  Vanguard Total Stock Market Index Fund
                  Each fund offers one class of Shares (Investor Shares) in Japan. The Trust has the ability to offer additional funds or classes of Shares. There is no limit on the number of full and fractional Shares that the Trust may issue for a particular fund or class of Shares. There is no prescribed authorized number of Shares, and Shares may be issued from time to time.
(B)      History of the Trust:
         December 31, 1975:  Execution of the Declaration of Trust
                             The Trust was established as a Pennsylvania
                             business trust
         January 23, 1998:   Execution of the Agreement and Declaration of Trust
         July 24, 1998:      The Trust was reorganized as a Delaware business
                             trust
 (C)     Structure of the Fund
         (1)      Structure of the Fund:
                  Names and related businesses of the related companies of the Fund are as follows:
        (a) The Vanguard Group, Inc. (the "Investment Manager" and the "Transfer and Dividend-Paying Agent") acts as investment manager and the transfer and dividend-paying agent and renders investment management and transfer anddividend-paying agency services to the Fund.

         (b) JPMorgan Chase Bank (the "Custodian") acts as custodian and renders custody services to the Fund.
         (c) Monex, Inc. (the "Agent Company" and "Distributor in Japan") acts as the Fund's Agent Company with respect to the sale of the Fund's Shares in Japan and engages in forwarding the purchase or repurchase orders for the Shares in Japan.

                         Related Parties of the Fund
                         ---------------------------

Trust


Vanguard Index Funds--Vanguard Total Stock Market Index Fund

Trustees                                        Funds' Service Agreement

(Agreement and Declaration of Trust)
                                               Investment Manager, Transfer and
                                               Dividend-Paying Agent

Global Custody Agreement                       The Vanguard Group, Inc.
                                                - Investment Manager
                                                - Transfer and Dividend-Paying
                                                  Agent

                             Agent Company Agreement       Shares Distribution
                                                        and Redemption Agreement


Custodian                                      Agent Company
                                           Distributor in Japan

JP Morgan Bank                             Monex, Inc.
- Custodian                                - Agent Company
                                           - Distributor in Japan


(2)      Agreements made among Investment Manager and the Related Companies
        ------------------------------- --------------------------- ---------------------------------------------
                  Assignment                    Companies                            Agreements
        ------------------------------- --------------------------- ---------------------------------------------
        ------------------------------- --------------------------- ---------------------------------------------
       ++@Investment Manager            The Vanguard Group, Inc.    o        Investment management and transfer
        Transfer and Dividend-Paying                                     and dividend-paying agency services
        Agent                                                            are provided to the Fund under the
                                                                         Fourth Amended and Restated Funds'
                                                                         Service Agreement dated June 15, 2001.
        ------------------------------- --------------------------- ---------------------------------------------
        ------------------------------- --------------------------- ---------------------------------------------
       ++ACustodian                     JP Morgan Chase Bank        o        Custody services to the Fund are
                                                                         provided under a Global Custody
                                                                         Agreement dated June 25, 2001, and
                                                                         most recently amended on May 20, 2002.
        ------------------------------- --------------------------- ---------------------------------------------
        ------------------------------- --------------------------- ---------------------------------------------
       ++BAgent Company Distributor     Monex, Inc.                 o        Agent Company with respect to the
        in Japan                                                         sale of the Fund's Shares in Japan
                                                                         under Agent Company Agreement amended
                                                                         February 5, 2001.
                                                                    o
                                                                         Forwarding the purchase or repurchase
                                                                         orders for the Shares in Japan under
                                                                         Shares Distribution and Redemption
                                                                         Agreement amended February 5, 2001.
        ------------------------------- --------------------------- ---------------------------------------------

  (3)    Outline of the Management Company
     ------------------------------------ --------------------------------------
     Trust                                Vanguard Index Funds
     ------------------------------------ --------------------------------------
     ------------------------------------ --------------------------------------
     ++@Law of Place of  Incorporation    The  Trust was  organized  as a
                                          Pennsylvania business  trust in 1975,
                                          and  was reorganized as a Delaware
                                          business trust in July, 1998. The Fund
                                          is registered with the SEC under the
                                          1940 Act as an  open-end,  diversified
                                          management investment company.
     ------------------------------------ --------------------------------------

                                      -5-
     ------------------------------------ --------------------------------------
     ++APurpose of   the   Company        The   Trust   was established to
                                          conduct,  operate,  and carry on the
                                          business of a management investment
                                          company  registered  under the
                                          Investment  Company  Act of  1940
                                          through one or more  series  investing
                                          primarily in securities.
     ------------------------------------ --------------------------------------
     ------------------------------------ --------------------------------------
    ++BAmount of Capital Stock            Not applicable.
     ------------------------------------ --------------------------------------
     ------------------------------------ --------------------------------------
    ++CHistory of the Company             December 31, 1975  Organization of the
                                                             Trust as a
                                                             Pennsylvania
                                                             business trust.
                                          July 24, 1998      Reorganization
                                                             as Delaware
                                                             business trust.
     ------------------------------------ --------------------------------------
     ------------------------------------ --------------------------------------
    ++DMajor Shareholders                 As of the date hereof, no person owned
                                          of record 5% or more of the
                                          outstanding Shares of the Fund.
     ------------------------------------ --------------------------------------

(D)   Outline of Laws Regulating the Fund in the Jurisdiction Where Established:
                  The Trust was created under, and is subject to, the General Laws and the common law of the State of Delaware. With respect to its operations, the Fund is also subject to the Investment Company Act of 1940, as amended, the United States Internal Revenue Code, as amended, and regulations promulgated under each statute. With respect to the sale of its Shares, the Fund is subject to the Securities Act of 1933, the Securities Exchange Act of 1934, the "Blue Sky" laws (securities laws of the various states in the United States) and the regulations promulgated under such laws.
                  The substance of the governing law is as follows:

a.       Delaware Business Trust Act (Delaware Code Chapter 38 et seq.
                  ("Treatment of Delaware Business Trusts")
               Chapter 38 provides as follows:
               Delaware has had in effect since October 1, 1988 the Business Trust Act which expressly recognizes the Delaware business trust. The principal purpose of the Business Trust Act is to modernize the common law and provide certainty by codifying Delaware law with respect to the use of trusts in business transactions. The Business Trust Act permits the trust agreement of a business trust to establish whatever rights and obligations of the trustees and of the beneficial owners as are desirable. The voting rights of trustees or beneficial owners, or any class or series thereof, may be expanded, limited or elimina ted with respect to virtually any matter relating to the business trust.
               This flexibility provides an advantage over alternative forms of business organizations and common law trusts which often are subject to mandatory provisions. A Delaware business trust may be merged or consolidated with a foreign or Delaware corporation, limited partnership, limited liability company or business trust pursuant to statutory procedures contained in the Business Trust Act. A merger or consolidation may be pre-authorized, or may be conditioned upon the approval of a specific class or percentage of trustees or beneficial owners, as set forth in the trust agreement of the business trust. Thus, a business trust may be converted into another form of business entity in order to take advantage of future changes in the tax laws or the securities markets.

                  Under the Business Trust Act, the beneficial owners of a Delaware business trust have the same limitations of personal liability as shareholders of a Delaware corporation. Except to the extent otherwise provided in the trust agreement, a business trust is managed by or under the direction of its trustees, who are not liable for the obligations of the business trust. The Business Trust Act provides that at least one trustee must be a Delaware resident. However, a trust that is or will become a registered investment company is exempt from this requirement. This requirement may be satisfied by engaging a trust company with its principal place of business in Delaware. The duties of the trustees may be specified in the trust agreement. Moreover, the trust agreement may provide for the appointment of managers, employees or other persons to manage the business trust with such rights, powers and duties as are set forth herein.

                  To the extent that trustees or other persons who are responsible for managing the business trust have duties (including fiduciary duties) and liabilities relating thereto to the business trust or to the beneficial owners, such persons' duties may be expanded or restricted by the trust agreement. In addition, such persons shall not be liable for their good faith reliance on the provisions of the trust agreement.
         b.       Delaware Common Law

                                      -7-
                  Common law is a non-statutory law developed through court judgments. Certain legal principles developed through decisions rendered by the courts of the State of Delaware may be applicable to Delaware Business Trusts and trustees of such trusts.
         c.       Investment Company Act of 1940
                  The Investment Company Act of 1940 (the "1940 Act") gives the SEC the authority to enforce the 1940 Act's provisions. The 1940 Act requires an investment company to (i) disclose financial information and fundamental policies, (ii) submit registration statements to the SEC, and (iii) submit and deliver certain reports to the SEC and shareholders. The 1940 Act generally prohibits such companies from changing the nature of their business or other fundamental policies without the approval of the shareholders. The 1940 Act regulates the custody of a fund's assets and, more generally, a fund's business and conduct.
         d.       Securities Act of 1933
                  The Securities Act of 1933 (the "1933 Act") regulates the sales of securities. The 1933 Act requires information with regard to securities being issued or sold to be disclosed by means of a registration statement, including a prospectus. The 1933 Act makes any fraudulent act in connection with the issuance or sale of such securities unlawful.
         e.       Securities Exchange Act of 1934
                  The Securities Exchange Act of 1934 (the "1934 Act") regulates the purchase and sale of securities and pertains to continuous disclosure with respect to securities, proxy statements, unlawful use of inside information and other fraudulent conduct. It also includes provisions relating to the securities markets as well as extensive regulations relating to securities dealers.
         f.       The Internal Revenue Code of 1986
     The Code provides for the qualification of a fund to be treated as a regulated investment company.

(E)      Outline of the Supervisory Authorities
          The Fund is subject to supervision by the SEC and the securities authorities of the various U.S. states.
         a.       The SEC
         (i)      Acceptance of registration applications

                                      -8-
                  (Sections 7 and 8 of the 1940 Act)
                  An investment company must register with the SEC by filing a notification of registration in such form as the SEC shall prescribe. An investment company is deemed to have been registered when it has filed such registration notification with the SEC. After filing the proscribed notification, an investment company must file a registration statement with the SEC.
         (ii) Suspension or revocation of registration as a registered investment company
                  (Section 8 of the 1940 Act)
                  An investment company may have its registration suspended or revoked by order of the SEC if it fails to submit a registration statement or report or if either is materially defective.
         (iii)    Supervision of changes in trustees and officers
                  (Section 9(b) of the 1940 Act)
                  The SEC can prohibit trustees and officers from serving as such in the event they are found to have willfully violated certain U.S. federal securities law
         (iv)     Examination of registration statement
                  (Sections 5 and 8 of the 1933 Act)
                  In order to sell Shares to the public, the Fund must file a registration statement with the SEC and such statement must have become effective. The registration statement is prepared in accordance with Form N-1A and must include the information required by Form N-1A and, more generally, the 1933 Act and rules thereunder. The SEC will examine the registration statement and, if it does not comply with the requirements of Form N-1A, may order its modification or deny its effectiveness. Parts A and B of the Form N-1A registration statement consist of the investment company's prospectus and statement of additional information, respectively.
         (v)      Supervision of the business
                  (Section 12 of the 1940 Act)
                  The SEC regulates the function and activities of investment companies, including such matters as the purchase of securities on margin, short sales of securities, underwriting commitments, acquisition of securities issued by other investment companies, organization of face amount certificate companies, acquisition of voting stock of insurance companies and other matters.
         (vi)     Acceptance of periodic reports

                                      -9-
                  (Section 30 of the 1940 Act)
                  The SEC requires all investment companies to submit annual and other reports. The SEC regulates the content of these reports, thereby exercising its supervisory authority.
         b.       State Securities Supervisory Authorities
         (i)      Provisions concerning licenses
                  Most states require brokers, dealers, securities salespersons, and certain investment advisers either to acquire licenses from the state or, at least, to be registered with a state agency.
         (ii)     Provisions concerning registration of securities
                   Most  of  the  50   states   require   notification   of  the
                  availability of shares upon registration of a fund's shares with the SEC prior to any lawful sale or offer to sell.
         (iii)    Provisions concerning prevention of fraud
                  In general, the Blue Sky Laws provide various sanctions for fraudulent acts in connection with the sale of securities, such as prosecution resulting in fine and/or imprisonment, injunction, an order requiring payment of the deposit, temporary suspension or revocation of license or registration, and civil liability for damages.

2.       INVESTMENT POLICY
(A)      Investment Policies
         Investment Objective
                  The Fund seeks to match the performance of a benchmark index that measures the investment return of the overall stock market.
         Investment Strategies
                  The Fund employs a passive management strategy designed to track the performance of the Wilshire 5000 Total Market Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market.

         Advantages of Index Funds
                  Index funds typically have the following characteristics :
-       Variety of Investments.  Vanguard index funds generally invest in a wide variety of companies and industries.
-              Relative  performance  consistency.  Because  they  seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their target benchmarks.
- Low cost. Index funds are inexpensive to run compared with actively managed funds. They have no research costs and keep trading activity - and thus brokerage commissions and other transaction costs - to a minimum.
                  Compared with actively managed funds, most index funds have lower turnover rates and lower capital gains distributions. However, from time to time, some index funds may pay out higher-than-expected taxable distributions. That's because index funds must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index fund to sell securities that have appreciated in value, and thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies. Indexing Methods
                  In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.

                  Replication Method. Many stock funds - but not bond funds - use the replication method of investing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of an index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. For bond funds, replication is an inefficient and costly method of indexing, since there is no liquid market for many of the corporate and agency bonds typically found in a broad bond index.
                  Sampling Method. Because it would be very expensive and inefficient to buy and sell all of the stocks held in certain indexes (the Wilshire 5000 Index, for example, included more than 6,000 separate stocks as of December 31, 2001), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund selects, from the target index a representative sample of securities that will resemble the target index in terms of key risk factors and characteristics. For stock funds, these include industry weightings, country weightings, market capitalization, and other financial characteristics of the stocks. The Small-Cap Index Fund employs this method of indexing.
                  The following table shows the number of stocks held by the Fund, and the number of stocks in its target index as of December 31, 2001.

------------------------------------ -------------------------------- --------------------------------------------
Fund                                 Number of Stocks Held            Number of Stocks in Target Index
------------------------------------ -------------------------------- --------------------------------------------
------------------------------------ -------------------------------- --------------------------------------------
Total Stock Market Index Fund                                  3,424                                        6,054
------------------------------------ -------------------------------- --------------------------------------------

                  The Fund is subject to market risk, which is the chance that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.
                  To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of stock market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

------------------------------------------------------------------------------------------------------------------
                                      U.S. Stock Market Returns (1926-2001)
------------------------------------------------------------------------------------------------------------------
------------------------ --------------------- ---------------------- --------------------- ----------------------
                               1 Years                5 Years               10 Years               20Years
------------------------ --------------------- ---------------------- --------------------- ----------------------
------------------------ --------------------- ---------------------- --------------------- ----------------------
Best                            54.2%                  28.6%                 19.9%                  17.8%
                         --------------------- ---------------------- --------------------- ----------------------
------------------------ --------------------- ---------------------- --------------------- ----------------------
Worst                           -43.1                  -12.4                  -0.8                   3.1
------------------------ --------------------- ---------------------- --------------------- ----------------------
                         --------------------- ---------------------- --------------------- ----------------------
Average                          12.6                  11.1                   11.2                  11.4
------------------------ --------------------- ---------------------- --------------------- ----------------------

All market indexes referred to in this prospectus are the exclusive property of their respective owners.
                  The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2001. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.1%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; should not regard them as an indication of future returns from either the stock market as a whole or the Fund in particular.
                  Keep in mind that the S&P 500 Index tracks mainly large-cap stocks. Historically, mid- and small-cap stocks (such as those held by the Fund) have been more volatile than- and at times have performed quite differently from - the large cap stocks of the S&P 500 Index.
                  The Fund is also subject to investment style risk, which is the chance that returns from the types of stocks in which it invests will trail returns from the overall market. As a group, specific types of stocks (for instance, small-cap) tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.
TURNOVER RATE
         Although the Fund normally seeks to invest for the long term, the Fund may sell securities regardless of how long they have been held. Generally, an index fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes - such as the S&P 500 Index - typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared with actively managed stock funds), because the indexes they track are the most likely to change as a result of companies merging, growing, or failing.
OTHER INVESTMENT POLICIES

                  The Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, if the Fund's agreement with the sponsor of its target index is terminated, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same general market as the current index.
                  The Fund may  invest  in  non-U.S.  securities  to the  extent necessary to carry out its investment strategy of holding a representative sample of the stocks that make up the index it tracks. It is not expected that the Fund will invest more than 5% of its assets in non-U.S. securities.
                  Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Fund is generally managed without regard to tax ramifications.
                  The Fund may invest, to a limited extent, in derivatives. Derivatives may involve risks different from, and possibly greater than, those of traditional investments.
                  To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives.
                  Losses (or gains) involving futures can sometimes be substantial - in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).

                  The Fund will not use derivatives for speculative purposes or as leveraged investments that magnify the gains or losses. In addition, the Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.
                  The reasons for which the Fund will invest in futures and options are:
         - To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks. - To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

(B)      Objects of Investment
                  The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index.
                  Repurchase Agreements. The Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which the Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the Fund's board of trustees will monitor the Fund's repurchase agreement transactions generally and will establish guidelines and  standards  for review of the  creditworthiness  of any bank, broker or dealer party to a repurchase agreement with the Fund.
                  The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Fund's adviser acknowledges these risks, it is expected that they will be controlled through careful monitoring procedures.
         Lending of Securities. The Fund may lend its securities to qualified institutional investors (typically brokers, dealers, banks or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its portfolio securities, the Fund can increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms, the structure and the aggregate amount of such loans must be consistent with the 1940 Act, and the rules or interpretations of the SEC thereunder. These provisions limit the amount of securities the Fund may lend to 33 1/3% of the Fund's total assets, and require that
         (a) the borrower pledge and maintain with the Fund collateral consisting of cash, a letter of credit issued by a U.S. bank, or securities issued or guaranteed by the United States Government having at all times not less than

         100% of the value of the securities  loaned,
         (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer, or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the board of trustees.
                  At the present  time,  the Staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the loaned securities, but if a material event occurs that affects the securities on loan, the Fund must call the loan and vote the securities.

         Vanguard Interfund Lending Program.
         The Commission has issued an exemptive  order  permitting the
         Fund and other Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the SEC's exemptive order.
                  Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that the Fund may not be able to sell or dispose of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.
                  The Fund may invest in restricted, privately placed securities that, under securities laws, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers or after they have been held for a number of years, they may be considered illiquid securities--meaning that they could be difficult for the Fund to convert to cash if needed.
                  If a substantial market develops for a restricted security held by the Fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the Fund's board of trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933 (the "1933 Act"). While the Fund's Investment Adviser determines the liquidity of restricted securities on a daily basis, the Fund's board of trustees oversees and retains ultimate responsibility for the Adviser's decisions. Several factors that the board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information about the security's issuer.

         Futures Contracts. The Fund may enter into futures contracts, options, warrants, options on futures contracts, convertible securities and swap agreements for the purpose of  simulating  full
         investment and reducing transactions costs. The Fund does not use futures or options for speculative purposes. The Fund will only use futures and options to simulate full investment in the underlying index while retaining a cash balance for fund management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency. Assets committed to futures contracts will be segregated to the extent required by law.
                  Although  futures  contracts  by their  terms  call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been sold or selling a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.
                  Futures  traders  are  required  to make a good  faith  margin deposit in cash or securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on deposits which may range upward from less than 5% of the value of the contract being traded. A Fund's initial margin requirement is ordinarily in the form of portfolio securities.
                  After a futures contract position is opened,  the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.
                  Traders in futures  contracts  may be  broadly  classified  as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities either held for investment purposes or expected to be acquired by them. Speculators are less inclined to own, or intend to purchase, the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Fund intends to use futures contracts only for bona fide hedging purposes.
                  Regulations  of the CFTC  applicable  to the Fund require that
         all  of  its  futures   transactions   constitute   bona  fide  hedging
         transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the Fund's portfolio. The Fund will only sell futures contracts to protect the Fund against declines in the prices of the securities underlying the futures contracts or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Fund expects that the majority of its futures contract purchases will be

         "completed;" that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.
                  Although techniques other than the sale and purchase of futures contracts could be used to control the Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.
         Restrictions on the Use of Futures Contracts. The Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, the Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.
(C)      Structure of the management
         The Quantitative Equity Group within The Vanguard Group is the Fund's investment adviser and is responsible for managing the Fund's assets. The investment adviser invests the Fund's assets in a representative sample of the stocks within the Russell 2000 Index. The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Fund's portfolio securities and to obtain the best available price and most favorable execution for all transactions. The investment adviser manages the Fund subject to the supervision and oversight of the Fund's board of trustees.
(D)      Distribution Policy:
                   The Fund distributes to Shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends

                                      -22-
         generally are distributed in March, June, September, and December for the Fund. Capital gains distributions for the Fund generally occur in December. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.
                  Investors in Japan will receive distributions of income dividends or capital gains in cash.
(E)      Investment Restrictions:
                  The Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's Shares. For these purposes, a "majority" of Shares means the lesser of: (i) 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of the Fund's net assets are present or represented by proxy; or (ii) shares representing more than 50% of the Fund's net assets. (1) Borrowing. The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. The Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. The Fund may not make any additional investments if its outstanding borrowings exceed 5% of its net assets.
         (2) Commodities. The Fund may not invest in commodities, except that it may invest in stock index futures contracts, stock options and options on stock index futures contracts. No more than 5% of the Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of the Fund's total assets may be invested in futures contracts or options at any time.
         (3) Diversification. With respect to 75% of its total assets, the Fund may not: (i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.
         (4) Illiquid Securities. The Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. From time to time, the Trust's board of trustees may determine that certain restricted securities known as Rule 144A securities are liquid and not subject to the 15% limitation. (5) Industry Concentration. The Fund may not invest more than 25% of its total assets in any one industry. (6) Investing for Control. The Fund may not invest in a company for purposes of controlling its management.
         (7) Investment Companies. The Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose Shares the Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.
         (8) Loans. The Fund may not lend money to any person except by purchasing fixed-income securities that are publicly distributed, lending its portfolio securities, or through Vanguard's interfund lending program.
         (9) Margin.  The Fund may not purchase  securities on
         margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.
         (10)     Oil, Gas, Minerals.   The Fund may not invest in interests in
         oil, gas or other mineral exploration or development programs.
         (11) Pledging Assets. The Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.

         (12) Puts/Calls. The Fund may not purchase or sell put, call, straddle or spread options, except as permitted by the Fund's investment policies relating to commodities.
         (13) Real Estate. The Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate.
         (14) Senior Securities. The Fund may not issue senior securities, except in compliance with the 1940 Act.
         (15) Underwriting. The Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.
                  The above-mentioned investment limitations are considered at the time investment securities are purchased.
                  None of these limitations prevents the Fund from participating in The Vanguard Group (Vanguard). Because the Fund
         is a member of the Group, the Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. In order to permit the sale of its Shares in Japan, the Fund may make commitments more restrictive than the investment policies and limitations described above and in its prospectus. Should the Fund determine that such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of its Shares in Japan. In order to comply with the "Standards of Selection of Foreign Investment Fund Securities" established under the Rules of Foreign Securities Transaction by the Japanese Securities Dealers Association, as a matter of operating policy:
         (1) The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 10% of the Fund's net assets;
         (2) The Fund, together with other mutual funds managed by The Vanguard Group, Inc., may not purchase more than 50% of the outstanding shares of any issuer;

         (3) The Fund may not invest more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the board of trustees);
         (4) The Fund may not sell securities short at any time in excess of its net assets; and

     (5) The Fund may not sell, purchase or loan securities (excluding Shares in the Fund) or grant or receive a loan or loans to or from the adviser, corporate and domiciliary agent, or paying agent, the distributors and the authorized agents or any of their directors, officers or employees or any of their major Shareholders (meaning a Shareholder who holds, in his own or other name (as well as a nominee's name), more than 10% of the total issued and outstanding Shares of stock of such company) acting as principal, or for their own account, unless the transaction is made within the other restrictions set forth above and either (a) at a price determined by current publicly available quotations, or (b) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets.

3.       INVESTMENT RISKS
(1)  Primary Risks
               An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total returnto fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile
               in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.
                  The Fund is subject to stock market risk, which is the chance that stock prices overall will decline over short or even long periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.
                  The Fund is also subject to investment style risk, which is the chance that returns from the types of stocks in which it invests will trail returns from the overall market. As a group, specific types of stocks (for instance, small-cap) tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.
                  The Fund may invest, to a limited extent, in derivatives. Derivatives may involve risks different from, and possibly greater than, those of traditional investments. Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts  it  holds.  The  inability  to  close  options  and  futures positions also could have an adverse impact on the ability to effectively hedge.

                           The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.
                  The  risk  of  loss  in  trading  futures  contracts  in  some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Fund also bears the risk that the adviser will incorrectly predict future stock market trends. However, because the futures strategy of the Fund is engaged in only for hedging purposes, the Fund's officers do not believe that the Fund is subject to the risks of loss frequently associated with futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.
                  Utilization of futures transactions by the Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.
                  Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
         Non-U.S. Investments. The Fund may invest in non-U.S. securities to the extent necessary to carry out its investment strategy of holding all or a representative sample, of the stocks that comprise the index it tracks. Investors should recognize that investing in non-U.S. companies involves certain special considerations which are not typically associated with investing in U.S. securities.
         Currency Risk. Since the stocks of non-U.S. companies are frequently denominated in non-U.S. currencies, and since the Fund may temporarily hold uninvested reserves in bank deposits in non-U.S. currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Fund permit it to enter into forward non-U.S. currency exchange contracts in order to hedge the Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

          Country Risk. As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, there may be less publicly available information about certain non-U.S.
          companies than about U.S. companies. Securities of some non-U.S. companies are generally less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of non-U.S. stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain non-U.S. countries, there is the possibility of expropriation of confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

               Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, commissions on many non-U.S. stock exchanges are generally higher than commissions on U.S. exchanges. In addition, it is expected that the expenses for custodial arrangements of the Fund's non-U.S. securities will be somewhat greater than the expenses for the custodial arrangements for handling U.S. securities of equal value.

                  Certain governments outside the U.S. levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of non-U.S. withholding taxes will reduce the income received from non-U.S. securities held by the Fund. However, these non-U.S. withholding taxes are not expected to have a significant impact on the Fund, since the Fund seeks long-term capital appreciation and any income should be considered incidental.

         U.S. Federal Tax Treatment of Futures Contracts. The Fund is required for U.S. federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. The Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.
                  In order for the Fund to continue to qualify for U.S. federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of non-U.S. currencies or other income derived with respect to the Fund's business of investing in securities or currencies. It is anticipated that any net gain on futures contracts will be considered qualifying income for purposes of the 90% requirement.
                  The Fund will distribute to Shareholders annually any net capital gains which have been recognized for U.S. federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and Shareholders will be advised on the nature of the transactions.

         U.S.  Federal Tax  Treatment  of Non-U.S.  Transactions.
         Special rules govern the U.S. federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. Dollar or determined by reference to the value of one or more currencies other than the U.S. Dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. Dollar by a taxpayer whose functional currency is the U.S. Dollar is also treated as a transaction subject to the special currency rules. However, non-U.S. currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, non-U.S. currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss non-U.S. currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The U.S. Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the U.S. Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the non-U.S.

         currency  component of a
         transaction engaged in by the Fund which is not subject to the special currency rules (such as non-U.S. equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. Dollar-denominated investments and non-U.S. currency contracts the Fund may make or enter into will be subject to the special currency rules described above.
         (2)Management Structure for the Risks
                  The Fund Compliance Group regularly reviews the Fund's investments and operations to determine that the Fund remains in compliance with all applicable regulatory requirements.

4.       FEES AND TAX
(1)      Sales charge
                                    No sales  charge will be charged in overseas
markets.
(2)      Repurchase charge
               No repurchase fee will be charged.
 (3) Management Fee, etc.:
         (a)      Trustee Fees
                           The  same  individuals   serve  as  Trustees  of  all
                  Vanguard funds (with three exceptions, which are noted in the table below), and each fund pays a proportionate share of the Trustees' compensation. The funds employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the funds.
                  Independent Trustees.
                  The funds compensate their independent Trustees - that is, the ones who are not also officers of the funds - in three ways.

                  * The independent Trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled Board meetings.
                  * The independent Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.
                  * Upon retirement (after attaining age 65 and completing five years of service), the independent Trustees who began their service prior to January 1, 2001, receive a retirement benefit under a separate arrangement. As of January 1, 2001, the opening balance of each eligible Trustees' separate account was generally equal to the net present value of the benefits he or she had accrued under the Trustees' former retirement plan. Each eligible Trustee's separate account will be credited annually with interest at a rate of 7.5% until the Trustee receives his or her final distribution. Those independent Trustees who began their service on or after January 1, 2001, are not eligible to participate in the plan.
                  "Interested" Trustee. Mr. Brennan serves as Trustee, but is not paid in this capacity. He is, however, paid in his role as Officer of The Vanguard Group, Inc.
                  Compensation Table. The following table provides compensation details for each of the Trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Fundfor each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard funds. All information shown is for the Fund's fiscal year ended December 31, 2001.

                 VANGUARD INDEX FUNDS TRUSTEE COMPENSATION TABLE

------------------------ --------------------- ---------------------- --------------------- ----------------------
   Names of Trustees          Aggregate             Pension or         Accrued Retirement    Total Compensation
                          Compensation From     Retirement Benefits    Benefit at January     From All Vanguard
                            the Trust (1)       Accrued As Part of          1, 2001             Funds Paid to
                                               the Trust's Expenses                             Trustees (2)
                                                        (1)
------------------------ --------------------- ---------------------- --------------------- ----------------------
------------------------ --------------------- ---------------------- --------------------- ----------------------
John J. Brennan                          None                   None                  None                   None
------------------------ --------------------- ---------------------- --------------------- ----------------------
------------------------ --------------------- ---------------------- --------------------- ----------------------
Charles D. Ellis                      $27,900                    N/A                   N/A               $104,000
------------------------ --------------------- ---------------------- --------------------- ----------------------
------------------------ --------------------- ---------------------- --------------------- ----------------------
Rajiv L. Gupta (3)                        N/A                    N/A                   N/A                    N/A
------------------------ --------------------- ---------------------- --------------------- ----------------------
------------------------ --------------------- ---------------------- --------------------- ----------------------
JoAnn Heffernan Heisen                $27,900                 $3,261               $23,607               $104,000
------------------------ --------------------- ---------------------- --------------------- ----------------------
------------------------ --------------------- ---------------------- --------------------- ----------------------
Bruce K. MacLaury (4)                 $29,200                 $2,858               $78,176                $99,000
------------------------ --------------------- ---------------------- --------------------- ----------------------
------------------------ --------------------- ---------------------- --------------------- ----------------------
Burton G. Malkiel                     $28,038                 $2,852               $90,680               $104,000
------------------------ --------------------- ---------------------- --------------------- ----------------------
------------------------ --------------------- ---------------------- --------------------- ----------------------
Alfred M. Rankin, Jr.                 $27,900                 $1,891               $46,267               $104,000
------------------------ --------------------- ---------------------- --------------------- ----------------------
------------------------ --------------------- ---------------------- --------------------- ----------------------
James O. Welch, Jr. (4)               $27,900                 $3,455               $97,720               $104,000
------------------------ --------------------- ---------------------- --------------------- ----------------------
------------------------ --------------------- ---------------------- --------------------- ----------------------
J. Lawrence Wilson                    $31,922                 $1,259               $67,240               $119,000
------------------------ --------------------- ---------------------- --------------------- ----------------------

(1) The amounts shown in this column are based on the Trust's fiscal year ended December 31, 2001.
(2) The amounts reported in this column reflect the total compensation paid to each Trustee for his or her service as Trustee of 106 Vanguard Funds (104 in the case of Mr. Malkiel; 86 in the case of Mr. MacLaury; and 84 in the case of Mr. Gupta) for the 2001 calendar year.
(3) Mr. Gupta joined the Fund's board effective December 31, 2001.
(4) Mr. MacLaury and Mr. Welch retired from the Fund's board, effective December 31, 2001.
         Management Expenses
         Total Stock Market Index Fund's total annual operating expenses for Investor Shares as of December 31, 2001, were 0.20% of net assets.
         At December 31, 2001, the Fund had contributed 0.02% of its net assets to The Vanguard Group Inc. for investment advisory, corporate management, administrative, marketing and distribution services.
         For the  fiscal  year  ended  December  31,  2001,  the  Fund  incurred
$39,128,000 of The Vanguard Group, Inc.'s management (including transfer agency), administrative, distribution and marketing expenses. The Fund incurred $181,000 in investment advisory expenses for the same period.
 (4) Other Fees, etc.:
         Account Administration Fee
                  In Japan, an Account Administration Fee at an annual rate of 0.60% multiplied by the Shareholder's average account balance shall be assessed upon each Shareholder quarterly in arrears. For Shareholder accounts which are redeemed partially or in full prior to the end of the quarter, the Account Administration Fee shall be charged in proportion to the period in which the Shareholder holds the Shares and assessed at the time of each redemption. Quarterly assessments shall be net of any fees charged for partial redemptions during the quarter. The Account Administration Fee shall be calculated and collected from each Shareholder in the following manner.
                  1. At the end of each calendar quarter, the Shareholder's average daily account will be calculated in respect of the Fund.  This initial calculation is in Yen.
                  2. A fee of one quarter of the 60 basis point annual fee will be calculated based on the average account balance so calculated. (Note that in the case of shareholder accounts which are partially or fully redeemed prior to the end of each calendar quarter, the fee shall be charged in proportion to the period in which such shareholder holds the shares and assessed at the time of each redemption. Quarterly assessments shall be net of any fees charged for partial redemptions during the quarter.)
                  3. The Distributor will first attempt to withdraw the Account Administration Fee from the Shareholder's account of Daiwa MRF (Money Reserve Fund) of Daiwa Securities Investment Trust Management Co., Ltd.
                  4. If there is an insufficient balance, the Distributor will next attempt to withdraw the fee from the Shareholder's account of DKA's MMF (Money Market
                           Fund) of Dai-ichi Kangyo Asset Management Co., Ltd., with the exception that Distributor will only withdraw from balances invested for periods greater than thirty days.

                  5. If there is an insufficient balance, the Distributor will then redeem shares from the Fund in respect of which the Account Administration Fee is collected. If the Shareholder holds two or more Vanguard Funds' Shares, the Distributor will redeem shares in the following order:
(i)      Vanguard Small-Cap Index Fund
(ii)     Vanguard Wellesley Income Fund
(iii)    Vanguard Total Stock Market Index Fund
                  6. Shares are redeemed in whole amounts at a level that is necessary to fund any shortfall. The Distributor will then redeem the necessary Shares, deduct the Account Administration Fee owed by the Shareholder and return any excess proceeds to the Shareholder within four Bank Business Days following the redemption. These proceeds will then be swept by the Distributor to the Shareholder's Daiwa MRF on the following Bank Business Day.
 (5)     Tax Treatment of Shareholders:
                  The tax treatment of Shareholders in Japan shall be as follows:
         (1)      The distributions to be made by the Fund will be treated as distributions made by a domestic investment trust.
         a.       The distributions to be made by the Fund to Japanese indivi-
                  dual Shareholders will be subject to separate taxation from other income (i.e., withholding of Japanese income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax authorities.
         b. The distributions to be made by the Fund to Japanese corporate Shareholders will be subject to withholding of Japanese income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Payment Handling Companies, which are normally the Sales Handling Companies, will prepare a report concerning distributions and file such report with the Japanese tax authorities.
         c. The Fund's distribution of dividends, which include net investment income such as interest and net short-term capital gains, will be subject to withholding of U.S. federal income tax at the rate of 15% provided the Japanese investor and the record owner of the Shares submit the necessary documentation to qualify for the 15% rate under an applicable tax treaty. If for any reason the investor is not eligible for a reduced rate under an applicable tax treaty, a 30% U.S. withholding rate will apply.
                  Distributions of net long-term realized capital gains will not be subject to withholding of U. S. federal income tax, and the full amount thereof will be subject to tax in Japan.
                  If the Distributor obtains the necessary approval from the Japanese tax authorities, the Japanese withholding tax imposed on distributions as referred to in a. and b. above will be collected by way of the so-called "difference collecting method." In this method only the difference, if any, between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S. tax withheld will be collected in Japan. If the Distributor is unable to use the so-called "difference collecting method," the Distributor will withhold Japanese income tax at the full 20% rate, and Shareholders may obtain a credit for U.S. withholding taxes by submitting the appropriate claim form to the Japanese tax authorities.

         (2) The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply. (3) Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of shares of a domestic investment trust. The distribution of the net liquidation assets shall be also treated in the same way as those arising from liquidation of a domestic investment trust.

5.         STATUS OF INVESTMENT FUND

(A)  Diversification of Investment Portfolio

- VANGUARD  TOTAL STOCK MARKET INDEX FUND (Includes All Share Classes)

(As of the end of April, 2002)
--------------------------------------------------------------------------------
                                                                      Investment
Types of Assets   Name of Country       Market Value of Total Dollar   Ratio (%)
--------------------------------------------------------------------------------
Common Stocks      United States         25,905,454,728                99.69
U.S. Treasury      United States              9,956,300                0.04
--------------------------------------------------------------------------------
Sub-Total                                25,915,411,028                99.73
--------------------------------------------------------------------------------
Cash, Deposit and
Other Assets (after
Deduction of Liabilities)                    70,260,422                0.27
--------------------------------------------------------------------------------
Total (Net asset value)                  25,985,671,450              100.00
--------------------------------------------------------------------------------

* U.S. Treasury amount includes mortgage-backed securities that are backed by the full faith and credit of the U.S. Government. Fund's assets did not include U.S. Treasury bills, notes, or bonds as of the end of April, 2002.
** Net Asset Value For Investor Shares is $16,003,014,782
Note:      Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund.  The same applies hereinafter.

(B)      Results of Past Operations
         (1)      Record of Changes in Net Assets
                  Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of April, 2002 is as follows:
         VANGUARD TOTAL STOCK MARKET INDEX FUND - INVESTOR SHARES

--------------------------------------------------------------------------------
                                   US$           Yen            US$        Yen
                                (millions)     (millions)
--------------------------------------------------------------------------------
The 1st Fiscal Year Ended
on December 31, 1992                275          33,949         10.84      1,338
--------------------------------------------------------------------------------
The 2nd Fiscal Year Ended
on December 31, 1993                512          63,206         11.69      1,443
--------------------------------------------------------------------------------
The 3rd Fiscal Year Ended
on December 31, 1994                786          97,032         11.37      1,404
--------------------------------------------------------------------------------
The 4th Fiscal Year Ended
on December 31, 1995               1,571        193,940         15.04      1,857
--------------------------------------------------------------------------------
The 5th Fiscal Year Ended
on December 31, 1996               3,531        435,902         17.77      2,194
--------------------------------------------------------------------------------
The 6th Fiscal Year Ended
on December 31, 1997               5,092        628,607         22.64      2,795
--------------------------------------------------------------------------------
The 7th Fiscal Year Ended
on December 31, 1998               9,308      1,149,073         27.42      3,385
--------------------------------------------------------------------------------
The 8th Fiscal Year Ended
on December 31, 1999              18,133      2,238,519         33.22      4,101
--------------------------------------------------------------------------------
The 9th Fiscal Year Ended
on December 31, 2000              19,607      2,420,484         29.26      3,612
--------------------------------------------------------------------------------
The 10th Fiscal Year Ended
on December 31, 2001              15,781      1,948,220         25.74      3,178
--------------------------------------------------------------------------------
2001 End of May                   16,197      1,999,569         27.97      3,453
            June                  15,969      1,971,384         27.45      3,389
            July                  15,824      1,953,422         26.98      3,331
            August                14,971      1,848,192         25.36      3,131
            September             13,844      1,709,021         23.00      2,839
            October               14,459      1,784,988         23.58      2,911
            November              15,560      1,920,845         25.38      3,133
            December              15,781      1,948,220         25.74      3,178
2002 End of January               15,855      1,957,252         25.42      3,138
            February              15,699      1,938,050         24.90      3,074
            March                 16,563      2,044,749         25.92      3,200
            April                 16,003      1,975,572         24.65      3,043
--------------------------------------------------------------------------------

(2)      Record of Distributions Paid
         Amount of distributions per Share for the following fiscal years and for each month during the current fiscal year are shown below.
-      VANGUARD TOTAL STOCK MARKET INDEX FUND - INVESTOR SHARES

--------------------------------------------------------------------------------
                                                  Total Distributions
--------------------------------------------------------------------------------
                                               US$                   Yen
--------------------------------------------------------------------------------
The 1st Fiscal Year (4/27/92-12/31/92)       0.230                    28
--------------------------------------------------------------------------------
The 2nd Fiscal Year (1/1/93-12/31/93)        0.290                    36
--------------------------------------------------------------------------------
The 3rd Fiscal Year (1/1/94-12/31/94)        0.300                    37
--------------------------------------------------------------------------------
The 4th Fiscal Year (1/1/95-12/31/95)        0.370                    46
--------------------------------------------------------------------------------
The 5th Fiscal Year (1/1/96-12/31/96)        0.400                    49
--------------------------------------------------------------------------------
The 6th Fiscal Year (1/1/97-12/31/97)        0.592                    73
--------------------------------------------------------------------------------
The 7th Fiscal Year (1/1/98-12/31/98)        0.454                    56
--------------------------------------------------------------------------------
The 8th Fiscal Year (1/1/99-12/31/99)        0.650                    80
--------------------------------------------------------------------------------
The 9th Fiscal Year (1/1/00-12/31/00)        0.476                    59
--------------------------------------------------------------------------------
The 10th Fiscal Year (1/1/00-12/31/00)       0.297                    37
--------------------------------------------------------------------------------
2001 End of May                                 --                    --
            June                             0.062                     8
            July                                --
            August                              --
            September                        0.073                     9
            October                             --
            November                            --
            December                         0.092                    11
2002 End of January                             --
            February                            --
            March                            0.070                     9
            April                               --
--------------------------------------------------------------------------------

(3)  Record of Changes in Annual Return

                   ---------------------------------------- --------------------
                                  Fiscal Year                   Annual Return
                   ---------------------------------------- --------------------
                   ---------------------------------------- --------------------
                    8th Fiscal Year                                  23.52 %
                    (1/1/99 - 12/31/99)
                   ---------------------------------------- --------------------
                   ---------------------------------------- --------------------
                    9th Fiscal Year                                 -10.49 %
                    (1/1/00 - 12/31/00)
                   ---------------------------------------- --------------------
                   ---------------------------------------- --------------------
                    10st Fiscal Year                                -11.02 %
                    (1/1/01 - 12/31/01)
                   ---------------------------------------- --------------------

                  (Note)            Annual Return (%)  =  100  x  (a - b)  /  b
                                            a        = Net Asset Value per share
                                                     at the  end  of the  fiscal
                                                     year including total amount
                                                     of    distributions    made
                                                     during such fiscal year.
                                            b =      Net Asset Value per share
                                                     after distribution at the
                                                     end of the previous fiscal
                                                     year.
(C)      Record of Sales and Repurchase
                  Record of sales and repurchases as of the end of each fiscal year and number of outstanding Shares of the Fund as of the end of each fiscal year are as follows:

         Total Stock Market Index Fund - Investor Shares
         -----------------------------------------------
                                           Number of               Number of              Number of Out-
                                          Shares Sold         Shares Repurchased          standing Shares
-----------------------------------------------------------------------------------------------------------
         The 1st Fiscal Year                  27,070                (1,669)                   25,401
         (4/27/92-12/31/92)                   (-)                    (-)                      (-)
-----------------------------------------------------------------------------------------------------------
         The 2nd Fiscal Year                  25,859                (7,435)                   43,825
         (1/1/93-12/31/93)                      (-)                   (-)                       (-)
-----------------------------------------------------------------------------------------------------------
         The 3rd Fiscal Year                  31,946                (6,692)                   69,079
         (1/1/94-12/31/94)                      (-)                   (-)                       (-)
-----------------------------------------------------------------------------------------------------------
         The 4th Fiscal Year                  44,834                (9,484)                   104,429
         (1/1/95-12/31/95)                    (-)                    (-)                      (-)
-----------------------------------------------------------------------------------------------------------

         The 5th Fiscal Year                  112,625              (18,391)                   198,663
         (1/1/96-12/31/96)                    (-)                    (-)                      (-)
-----------------------------------------------------------------------------------------------------------
         The 6th Fiscal Year                  110,502              (84,266)                   224,899
         (1/1/97-12/31/97)                    (-)                    (-)                      (-)
-----------------------------------------------------------------------------------------------------------
         The 7th Fiscal Year                  165,233              (50,676)                   339,456
         (1/1/98-12/31/98)                    (-)                    (-)                      (-)
-----------------------------------------------------------------------------------------------------------
         The 8th Fiscal Year                  269,539              (63,119)                   545,876
         (1/1/99-12/31/99)                    (-)                    (-)                      (-)
-----------------------------------------------------------------------------------------------------------
         The 9th Fiscal Year                  218,871              (188,753)                  575,994
         (1/1/00-12/31/00)                    (-)                    (-)                      (-)
-----------------------------------------------------------------------------------------------------------
         The 10th Fiscal Year                 183,844              (146,839)                  612,999
         (1/1/01-12/31/01)               (112,665)               (14,253)                 (98,412)
-----------------------------------------------------------------------------------------------------------

  (D)  Miscellaneous
(i) Total Return
         Total Return reflects the past performance and cannot be used to predict the future returns that may be achieved by the Fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The annual average return includes the fluctuation of the price of the shares, distribution and capital gains.

------------------------ --------------------- ---------------------- --------------------- ----------------------
past 1 month             past 1 year           past 3 years           past 5 years          since             the
                                                                                            establishment
------------------------ --------------------- ---------------------- --------------------- ----------------------
------------------------ --------------------- ---------------------- --------------------- ----------------------
             -4.90%                   -9.91%                -4.46%                 7.76%               11.83%
------------------------ --------------------- ---------------------- --------------------- ----------------------
* The date of the establishment is April 27, 1992.

(ii) annual performance
------------------------------ --------------------------- --------------------------- ---------------------------
Year                           Capital Return              Income Return               Total Return
------------------------------ --------------------------- --------------------------- ---------------------------
------------------------------ --------------------------- --------------------------- ---------------------------
2001                           -12.03%                     1.06%                       -10.97%
------------------------------ --------------------------- --------------------------- ---------------------------
------------------------------ --------------------------- --------------------------- ---------------------------
2000                           -11.52%                     0.94%                       -10.57%
------------------------------ --------------------------- --------------------------- ---------------------------
------------------------------ --------------------------- --------------------------- ---------------------------
1999                           22.44%                      1.37%                       23.81%
------------------------------ --------------------------- --------------------------- ---------------------------
------------------------------ --------------------------- --------------------------- ---------------------------
1998                           21.69%                      1.57%                       23.26%
------------------------------ --------------------------- --------------------------- ---------------------------
------------------------------ --------------------------- --------------------------- ---------------------------
1997                           29.02%                      1.97%                       30.99%
------------------------------ --------------------------- --------------------------- ---------------------------
------------------------------ --------------------------- --------------------------- ---------------------------
1996                           18.91%                      2.06%                       20.96%
------------------------------ --------------------------- --------------------------- ---------------------------
------------------------------ --------------------------- --------------------------- ---------------------------
1995                           33.08%                      2.71%                       35.79%
------------------------------ --------------------------- --------------------------- ---------------------------
------------------------------ --------------------------- --------------------------- ---------------------------
1994                           -2.48%                      2.31%                       -0.17%
------------------------------ --------------------------- --------------------------- ---------------------------
------------------------------ --------------------------- --------------------------- ---------------------------
1993                           8.12%                       2.50%                       10.62%
------------------------------ --------------------------- --------------------------- ---------------------------
------------------------------ --------------------------- --------------------------- ---------------------------
1992*                          8.08%                       2.33%                       10.41%
------------------------------ --------------------------- --------------------------- ---------------------------
* The date of the establishment is April 27, 1992.

(iii) monthly performance
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
                      NAV                          NAV                            NAV                           NAV
                      in                           in                             in                            in $
                      $ (%)                        $ (%)                          $ (%)                         (%)
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
April, 1992           1.50     October, 1994       1.55     April,  1997          4.50      October, 1999       6.29
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
May, 1992             0.69     November, 1994      -3.65    May, 1997             7.10      November, 1999      3.42
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
June, 1992            -2.05    December, 1994      1.23     June, 1997            4.37      December, 1999      7.59
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
July, 1992            3.98     January, 1995       2.20     July, 1997            7.77      January, 2000       -4.18
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
August, 1992          -2.20    February, 1995      4.04     August, 1997          -3.72     February, 2000      2.54
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
September, 1992       1.27     March, 1995         2.65     September, 1997       5.77      March, 2000         5.69
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
October, 1992         1.17     April, 1995         2.51     October, 1997         -3.40     April, 2000         -5.21
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
November, 1992        4.23     May, 1995           3.48     November, 1997        3.33      May, 2000           -3.41
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
December, 1992        1.57     June, 1995          2.98     December, 1997        1.70      June, 2000          4.42
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
January, 1993         1.01     July, 1995          4.02     January, 1998         0.44      July, 2000          -1.95
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
February, 1993        0.46     August, 1995        1.07     February, 1998        7.34      August, 2000        7.28
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
March, 1993           2.46     September, 1995     3.61     March, 1998           5.06      September, 2000     -4.67
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
April, 1993           -2.77    October, 1995       -1.17    April, 1998           1.10      October, 2000       -2.04
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
May, 1993             3.03     November, 1995      4.17     May, 1998             -2.71     November, 2000      -9.90
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
June, 1993            0.55     December, 1995      1.54     June, 1998            3.54      December, 2000      1.78
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
July, 1993            -0.27    January, 1996       2.66     July, 1998            -2.27     January, 2001       3.83
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
August, 1993          3.93     February, 1996      1.62     August, 1998          -15.65    February, 2001      -9.41
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
September, 1993       0.01     March, 1996         1.14     September, 1998       6.68      March, 2001         -6.72
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
October, 1993         1.64     April, 1996         2.41     October, 1998         7.51      April,   2001       8.16
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
November, 1993        -1.62    May, 1996           2.66     November, 1998        6.17      May, 2001           1.01
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
December, 1993        1.90     June, 1996          -0.84    December, 1998        6.45      June, 2001          -1.64
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
January, 1994         3.08     July, 1996          -5.37    January, 1999         3.65      July, 2001          -1.71
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
February, 1994        -2.16    August, 1996        3.09     February, 1999        -3.73     August, 2001        -6.00
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
March, 1994           -4.52    September, 1996     5.38     March, 1999           3.93      September, 2001     -9.00
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
April, 1994           0.89     October, 1996       1.43     April, 1999           4.68      October, 2001       2.52
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
May, 1994             0.97     November, 1996      6.81     May, 1999             -2.00     November, 2001      7.63
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
June, 1994            -2.73    December, 1996      -1.27    June, 1999            5.16      December, 2001      1.78
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
July, 1994            3.08     January, 1997       5.46     July, 1999            -3.20     January, 2002       -1.24
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
August, 1994          4.39     February, 1997      -0.11    August, 1999          -0.92     February, 2002      -2.05
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
September, 1994       -1.85    March, 1997         -4.45    September, 1999       -2.44     March, 2002         4.38
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------
                                                                                            April, 2002         -4.90
--------------------- -------- ------------------- -------- --------------------- --------- ------------------- --------

(iv) The contents of the portfolio (as of the end of April, 2002)

---------------------------------------------------------- ---------------------
The number of the shares                                   3,442
---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------
The aggregate market value                                 37 billion Dollars
---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------
PER                                                        26.9
---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------
PBR                                                        3.7
---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------
ROE                                                        22.70%
---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------
The rate of gain                                           15.6%
---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------
The fluctuation of sell and purchase                       7.0%
---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------
Cash ratio                                                 0.0%
---------------------------------------------------------- ---------------------

(v) Risk analysis
---------------------------------------------------------- ---------------------
R Squared                                                  0.93
---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------
Beta                                                       1.01
---------------------------------------------------------- ---------------------
* R Squared and Beta are calculated from trailing 36-month fund returns relative to the Standard & Poor's 500 Index. * "R Squared" is a measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's target index benchmark and by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-Squared would be 1.00. If the fund's returns bore no relationship with the index's returns, its R-Squared would be 0.
* "Beta" is a measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's target index benchmark and an overall market index. Each index is assigned a Beta of 1.00. Compared with a given index, a fund with a Beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.

6.       MANAGEMENT STRUCTURE
 (A)     Outline of Management of Assets, etc.:
         A.       Valuation of Assets:

         The Fund's Share price, called its "net asset value", or NAV is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each Share class of the Fund, by the number of Fund Shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.
                  Stocks held by a Vanguard fund are valued at their "market value" when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any non-U.S. securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
                  When reliable market quotations are not readily available, securities are priced at their "fair-value", calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with non-U.S. securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B.       Procedures for Subscription (Sales):

                                      -49-
a.       Sales in the United States
                  Investors buy their Shares at the Fund's next-determined net asset value after The Vanguard Group, Inc. receives their request. As long as their request is received before the close of trading on the New York Stock Exchange (generally 4 p.m., U.S. Eastern time), investors will buy their Shares at that day's net asset value.
b.       Sales in Japan
                  In Japan, Shares of the Fund are offered on any Fund Business Day (i.e., any day on which the New York Stock Exchange is open for trading) when sales handling companies are open for business in Japan (with the exception of a day in which the next business day is a national holiday in Japan) during the subscription period mentioned in "10. Period of Subscription,
                  Part I Information Concerning Securities" of the securities registration statement. A Sales Handling Company shall provide to the investors a Contract Concerning a Foreign Securities Transactions Account (the "Contract") and receive from such investors an application for requesting the opening of a transactions account under the Contract. The minimum shares to open an account shall be 5 shares. The issue price for Shares during the subscription period shall be, in principal, the net asset value per Share next calculated after the Fund has received such application. The Trade Day in Japan is the day when the Sales Handling Company accepts the order. The payment and delivery shall be made in Yen on the fourth business day from and including the Trade Day. No sales charge is added in Japan, provided, however, that an Account Administration Fee at an annual rate of 0.60% multiplied by the Shareholder's

                                      -50-
                  average account balance shall be assessed upon each Shareholder quarterly in arrears. For Shareholder accounts which are redeemed partially or in full prior to the end of each quarter, the Account Administration Fee shall be charged in proportion to the period in which such shareholder holds the shares and assessed at the time of the redemption. Quarterly assessments shall be net of any fees charged for partial redemptions during the quarter.
                  Shareholders will receive from the Sales Handling Company a trade report in exchange for the purchase price. In such case payment shall be made in Yen in principal and the applicable exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day and which shall be determined by the Sales Handling Company. The payment by the investor to the Distributor may be made in U.S. Dollars to the extent that the Sales Handling Companies can agree. In addition, the Sales Handling Companies in Japan who are members of the Japanese Securities Dealers Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than
                  (Y)100,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" established under the Rules of Foreign Securities Transactions by the Japanese Securities Dealers Association.
C.       Procedures for Repurchase of Shares:
          a.      Repurchase in the United States
                  Investors can request a redemption of Shares at any time from their Fund account in any one of three ways: online, by telephone, or by mail. The transaction will be based on the Fund's next-determined Share price, subject to any special rules discussed in this document. No charge is made by the

                  Fund for redemptions. The proceeds of a redemption may be more or less than the Shareholder's cost depending on the market value of the securities held by the Fund.
          b.      Repurchase in Japan
                  Shareholders in Japan may at any time request repurchase of their Shares. Repurchase requests in Japan may be made to a Sales Handling Company on a Fund Business Day that is also a business day of the Sales Handling Companies in Japan (with the exception of a day in which the next business day is a national holiday in Japan). The Sales Handling Company shall send such requests to The Vanguard Group, Inc. One share is acceptable as the minimum redemption amount.
                  The price a Shareholder in Japan will receive is the net asset value next calculated after the Fund receives the repurchase request from the Sales Handling Company. The payment of the price shall be made in Yen through the Sales Handling Companies pursuant to the Contracts or, if the Sales Handling Companies agree, in U.S. Dollars. The payment for repurchase proceeds shall be made on the fourth business day of the Sales Handling Companies in Japan from and including the Trade Day. Although the Account Administration Fee is funded from a Shareholder's account of Daiwa MRF and then DKA's MMF (balances invested for periods greater than thirty days), if there is an insufficient balance, the Distributor may redeem the Shareholder's Shares in the Fund or Funds in which the Shareholder is invested. If the Shareholder holds Shares in more than one Fund the Distributor shall redeem Shares in the following order:
(i)      Vanguard Small-Cap Index Fund
(ii)     Vanguard Wellesley Income Fund

(iii)    Vanguard Total Stock Market Index Fund
             Please refer to "4. FEES AND TAX  (4) Other Fees, etc.:" in detail.
D.       Suspension of Repurchase:
                  The Fund may suspend redemption privileges and/or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit.
                  The Fund reserves the right to pay all or part of a Shareholder's redemption in-kind if fund management believes that a cash redemption would disrupt the funds' operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of redemption proceeds for up to seven days.
E.       Conversion of Shares
                  In Japan, Shares cannot be converted to securities of other classes or series' of the Trust.
F.       Custody of Shares:
                  To eliminate the need for safekeeping, the Fund will not issue certificates for Shares.
G.       Duration of Existence:
                  Unless terminated as provided in the Agreement and Declaration of the Trust, the Trust shall continue without limitation of time.
H.       Accounting Year:
                  The accounts of the Fund will be closed each year on December 31.

I.       Miscellaneous:
(1)      Dissolution:
                  The Trust may be terminated at any time by the Trustees upon 60 days prior written notice to the Shareholders. Any series may be terminated at any time by the Trustees upon 60 days prior written notice to the Shareholders of that series.
(2)      Agreement and Declaration of Trust:
                  Originals or copies of the Agreement and Declaration of Trust, as amended, are maintained in the office of the Trust and are made available for public inspection for the Shareholders. Originals or copies of the Agreement and Declaration of Trust, as amended, are on file in the United States with the Secretary of State of the State of Delaware. The Agreement and Declaration of Trust may be restated and/or amended at any time by an instrument in writing signed by a majority of the Trustees then holding office. Any such restatement and/or amendment thereto shall be effective immediately upon execution and approval. The Trust's Certificate of Trust may be restated and/or amended by a similar procedure, and any such restatement and/or amendment shall be effective immediately upon filing with the Office of the Secretary of State of the State of Delaware or upon such future date as may be stated therein. In Japan, material changes in the Agreement and Declaration of Trust shall be published or notice thereof shall be sent to the Japanese Shareholders.
(B)      Outline of Disclosure System:
(1)      Disclosure in U.S.A.:
         (i)      Disclosure to Shareholders

                  In accordance with the 1940 Act, the Fund is required to send to its Shareholders annual and semi-annual reports containing financial information.
         (ii)     Disclosure to the SEC
                  The Trust has filed a registration statement with the SEC on Form N-1A; the Trust updates that registration statement periodically in accordance with the 1940 Act.
(2)      Disclosure in Japan:
          a.      Disclosure to the Supervisory Authority
          (i)     Disclosure Required under the Securities and Exchange Law:
                  When the Trustees intend to offer the Shares of the Fund amounting to 100 million Yen or more in Japan, it shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance the securities registration statement together with the copies of the Agreement and Declaration of Trust and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for the investors and any other persons who desire at Kanto Local Finance Bureau of the Ministry of Finance. The Sales Handling Companies of the Shares shall deliver to the investors prospectuses the contents of which are substantially identical to Part I and Part II of the securities registration statement. For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are
                  available  for  public   inspection   for  the
                  investors and any other persons who desire at Kanto Local Finance Bureau of the Ministry of Finance.
          (ii) Notifications, etc. under the Law Concerning Investment Trusts and Investment Companies.
                  If the Management Company conducts business of offering for sale Shares of the Fund, it must file in advance the prescribed matters of the Fund with the Commissioner of Financial Services Agency under the Law Concerning Investment Trusts and Investment Companies (the Law No.198, 1951) (hereinafter referred to as the "Investment Trusts Law"). In addition, if the Management Company amends the Agreement and Declaration of Trust, it must file in advance such amendment and the details thereof with the Commissioner of Financial Services Agency. Further, the Trustees must prepare the Management Report on the prescribed matters concerning the assets of the Fund under the Investment Trusts Law immediately after the end of each calculation period of the Fund and must file such Report with the Commissioner of Financial Services Agency.
          b.      Disclosure to Japanese Shareholders:
                  If the Management Company makes any amendment to the Agreement and Declaration of Trust, the substance of which is important, it must give in advance public notice concerning its intention to make such amendment and the substance of such amendment at least 30 days prior to such amendment, and must deliver the written documents containing the above matters to the Shareholders known in Japan. Provided, however, that if the said written documents are delivered to all the Shareholders in Japan, the relevant public notice is not required to be given.

                  The Japanese Shareholders will be notified of the material facts which would change their position and of notices from the Trustees, through the Sales Handling Companies.
                  The above-described Management Report on the Fund will be sent to the Shareholders known in Japan.
(C) Rights of Shareholders:
 (1)     Rights of Shareholders:
                  Shareholders in Japan must generally register their Shares in their own name in order to exercise directly their rights as Shareholders. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Sales Handling Company cannot exercise directly their Shareholder rights, because their Shares are registered in the name of the Sales Handling Company. Shareholders in Japan may have the Sales Handling Companies exercise their rights on their behalf in accordance with the Contract with the Sales Handling Companies.
                  Shareholders in Japan who do not entrust the custody of their Shares to the Sales Handling Companies may exercise their rights in accordance with their own arrangement under their own responsibility.
                  The major rights enjoyed by Shareholders are as follows:
         (i)      Voting rights
                  Shareholders  of the Fund are entitled to vote on a matter if:
                  (i) a Shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Agreement and Declaration of Trust that would adversely affect to a material degree the rights and preferences of the Shares; or (iii) the Trustees determine that it is necessary or desirable to obtain a Shareholder vote. The 1940 Act requires a Shareholder vote under various circumstances, including to elect or remove Trustees upon the written request of Shareholders representing

                  10% or  more of the  Fund's  net  assets,  and to  change  any fundamental policy of the Fund. Shareholders of the Fund receive one vote for each U.S. Dollar of net asset value owned on the record date, and a fractional vote for each fractional Dollar of net asset value owned on the record date, except where voting is otherwise required by law to be based on Share ownership. However, only the Shares of the Fund affected by a particular matter are entitled to vote on that matter. In addition, each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of another. Voting rights are non-cumulative and cannot be modified without a majority vote. Shareholders in Japan are entitled to receive from the Sales Handling Companies pursuant to the Account Agreement to be entered between a Sales Handling Company and a Shareholder notices of the Fund, whereby Shareholders have the Sales Handling Company exercise their voting rights.
         (ii)     Repurchase rights
                  Shareholders are entitled to request repurchase of Shares at the Shares' Net Asset Value.
         (iii)    Rights to receive dividends
                  The  Shareholders  of the Fund are  entitled  to  receive  any dividends or other distributions declared by the Fund. No Shares have priority or preference over any other Shares of the Fund with respect to distributions. Distributions will be made from the assets of the Fund, and will be paid ratably to all Shareholders of the Fund (or class) according to the number of Shares of the Fund (or class) held by Shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the net asset values of the classes and the way that expenses are allocated between share classes pursuant to a multiple class plan.
         (iv)     Right to receive distributions upon dissolution
                  Shareholders of the Fund are entitled to receive distributions upon dissolution in proportion to the number of Shares then held by them, except as otherwise required.
         (v)      Right to inspect accounting books and the like
                  Shareholders are entitled to inspect the Agreement and Declaration of Trust, and at the discretion of the Court, the accounting books and the minutes of any Shareholders' meetings.
         (vi)     Right to Transfer Shares
                  Shares are transferable within Japan to Japanese investors without restriction except as limited by applicable law. (B) Foreign Exchange Control in U.S.A.:
                  In the United States, there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.
(C)      Agent in Japan:
                  Hamada & Matsumoto
                  Kasumigaseki Building, 25th Floor
                  2-5, Kasumigaseki 3-chome
                  Chiyoda-ku, Tokyo

                  The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of:

(1)
         the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA, and (2) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.
                  The agent for the registration with the Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan of the public offering concerned as well as for the continuous disclosure and filing the notification with the Commissioner of the Financial Services Agency is the following person:
                  Ken Miura
                  Attorneys-at-law
                  Hamada & Matsumoto
                  Kasumigaseki Building, 25th Floor
                  2-5, Kasumigaseki, 3-chome
                  Chiyoda-ku, Tokyo
(D)      Jurisdiction:
                  Limited only to litigation brought by Japanese investors regarding transactions relating to (D)(2) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:
                  Tokyo District Court
                  1-4, Kasumigaseki 1-chome
                  Chiyoda-ku, Tokyo

II.      FINANCIAL CONDITIONS OF THE FUND
1.       Financial Statement
         [The Japanese translation of the annual financial statement of the Management Company to be incorporated.]
2. CONDITION OF THE FUND- VANGUARD TOTAL STOCK MARKET INDEX FUND Statement of Net Assets (As of the end of April, 2002)

 - VANGUARD TOTAL STOCK MARKET INDEX FUND (Including All Share Classes)

--------------------------------------------------------------------------------
                                                 (As of the end of April, 2002)
--------------------------------------------------------------------------------
                                                              JPY (in thousands
                                               US$            except column e.)
--------------------------------------------------------------------------------
a. Total Assets                         26,220,670,837
b. Total Liabilities                       234,999,385
c. Total Net Assets                     25,985,671,451
      (a-b)
d, Total Number of                       1,011,043,619
   Shares Outstanding
e. Net Asset Value                               25.70
   per Share (c/d)
--------------------------------------------------------------------------------

* Total Net Assets for Investor  Shares =  $16,003,014,782.37
** Total Number of Shares Outstanding for Investor Shares = 649,316,292.6560 *** Net Asset Value per Share for Investor Shares = $24.6459

III. OUTLINE OF THE TRUST
1.       Outline of the Trust
(A)      Amount of Capital Stock
                  Not applicable.
(B)      Structure of the Management of the Trust
                  The Trustees have exclusive and absolute control over the Trust Property and over the business of the Trust to the same extent as if the Trustees were the sole owners of the Trust Property and business in their own right, but with such powers of delegation as may be permitted by the Agreement and Declaration of Trust. The Agreement and Declaration of Trust provides that the Trustees have the power to do all things and execute all instruments as the Trustees deem necessary, proper or desirable in order to promote the interests of the Trust.
                  The number of Trustees shall be from 1 to 15 as fixed from time to time by the Trustees. If any vacancies shall exist, the remaining Trustees shall fill such vacancy by appointing such other individuals as they in their discretion shall see fit. A Trustee may be removed at any meeting of Shareholders by a vote of two-thirds of the outstanding Shares of each series. The Trustees shall hold office during the lifetime of this Trust and until its termination or until he or she resigns, is removed or dies.
                  The Trustees of the Trust are authorized by the Agreement and Declaration of Trust to issue Shares and to authorize the division of Shares into one or more series. The assets of each series shall irrevocably belong to that series for all purposes. The variations in the relative rights, privileges and preferences as between the different series shall be fixed and determined by the Trustees. The Trustees may authorize the division of Shares of any series into Shares of one or more classes of such series, with such variations between classes as may be approved by the Board of Trustees.

                  Under the Agreement and Declaration of Trust, the Shareholders have the power, as and to the extent provided therein, to vote only (i) for the election or removal of Trustees as provided in Article IV,
         Section 1 of the Agreement and Declaration of Trust, and (ii) with respect to such additional matters relating to the Trust as may be required by the applicable provisions of the 1940 Act, including
         Section 16(a) thereof, and (iii) on such other matters as the Trustees may consider necessary or desirable. Each Shareholder shall have one vote for each U.S. Dollar (and a fractional vote for each fractional Dollar) of the net asset value of each Share (including fractional Shares) held by such Shareholder on the record date on each matter submitted to a vote at a meeting of Shareholders. There shall be no cumulative voting in the election of Trustees. Votes may be made in person or by proxy. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger.
                  Meetings of the Shareholders may be called by the Trustees. A meeting of Shareholders may be held at any place designated by the Trustees. Written notice of any meeting of Shareholders shall be given or caused to be given by the Trustees by delivering personally or mailing such notice not more than ninety (90), nor less than ten (10) days before such meeting, postage prepaid, stating the time and place of the meeting, to each Shareholder at the Shareholder's address as it appears on the records of the Trust.
                  Except as otherwise provided by the 1940 Act or in the Agreement and Declaration of Trust, at any meeting of Shareholders, the presence in person or by proxy of the holders of record of Shares issued and outstanding and entitled to vote representing more than fifty percent of the total combined net asset value of all Shares issued and outstanding and entitled to vote shall constitute a quorum for the transaction of any business at the meeting. Any meeting of Shareholders may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning a meeting to another date and time, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice.
                  The Trustees are authorized by the Agreement and Declaration of Trust to adopt By-Laws not inconsistent with the Agreement and Declaration of Trust to provide for the conduct of the business of the Trust. The By-Laws contemplate that the Trustees shall elect a Chairman, a President, a Treasurer and a Secretary. The Trustees may elect or appoint such other officers or agents as the business of the Trust may require. The Trustees may delegate to any officer or committee the power to appoint any subordinate officers or agents. The Trustees may amend or repeal the By-Laws of the Trust to the extent such power is not reserved to the Shareholders.
                  The Trustees may in their discretion provide for regular or stated meetings of the Trustees. Notice of regular or stated meetings need not be given. Meetings of the Trustees other than regular or stated meetings shall be held whenever called by the Chairman or by any Trustee. Notice of the time and place of each meeting other than regular or stated meetings shall be mailed to each Trustee at least two days before the meeting, or shall be telegraphed, cabled, or wirelessed to each Trustee, or personally delivered to him or her at least one day before the meeting.
                  A majority of the Trustees present in person at any regular or special meeting of the Trustees shall constitute a quorum for the transaction of business at such meeting. Except as otherwise required by law, the Agreement and Declaration of Trust or the Trust's By-Laws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting at which a quorum is present, or by written consent of all of the Trustees.

                  The Agreement and Declaration of Trust contains provisions for the indemnification of Trustees, officers and Shareholders of the Trust under the circumstances and on the terms specified therein.
(C)      Information Concerning Directors, Officers and Employees
         (1) Trustees and Officers of the Trust
                                                (as of the end of April, 2002)

------------------------------ -------------------- ------------------------------------------------- -----------------
Name                           Office and Title     Resume                                            Shares Owned
------------------------------ -------------------- ------------------------------------------------- -----------------
------------------------------ -------------------- ------------------------------------------------- -----------------
John J. Brennan                Chairman of the      Chairman of the Board, Chief Executive Officer                   0
                               Board, Chief         and Director (Trustee) of The Vanguard Group,
                               Executive Officer    Inc. and each of the investment companies
                               and Trustee          served by The Vanguard Group, Inc.
------------------------------ -------------------- ------------------------------------------------- -----------------
------------------------------ -------------------- ------------------------------------------------- -----------------
Charles D. Ellis               Trustee              The Partners of '63 (pro bono ventures in                        0
                                                    education); Senior Advisor to Greenwich
                                                    Associates (international business strategy
                                                    consulting); Successor Trustee of Yale
                                                    University; Overseer of the Stern School of
                                                    Business at New York University; Trustee of the
                                                    Whitehead Institute for Biomedical Research.
------------------------------ -------------------- ------------------------------------------------- -----------------

                                      -65-

------------------------------ -------------------- ------------------------------------------------- -----------------
Rajiv L. Gupta                 Trustee              Chairman and Chief Executive Officer , Vice                      0
                                                    Chairman (January - September 1999) and Vice
                                                    President (prior to September 1999) of Rohm and
                                                    Haas Co. (chemicals); Director of Technitrol,
                                                    Inc. (electronic components) and Agere Systems
                                                    (communication components); Board Member of
                                                    American Chemistry Council; Trustee of Drexel
                                                    University.
------------------------------ -------------------- ------------------------------------------------- -----------------
------------------------------ -------------------- ------------------------------------------------- -----------------
JoAnn Heffernan Heisen         Trustee              Vice President, Chief Information Officer, and                   0
                                                    Member of the Executive Committee of Johnson
                                                    and Johnson, (pharmaceuticals/ consumer
                                                    products) Director of the Medical Center at
                                                    Princeton, and Women's Research and Education
                                                    Institute.
------------------------------ -------------------- ------------------------------------------------- -----------------
------------------------------ -------------------- ------------------------------------------------- -----------------
Burton G. Malkiel              Trustee              Chemical Bank Chairman's Professor of                            0
                                                    Economics, Princeton University; Director of
                                                    Vanguard Investment Series plc (Irish
                                                    investment fund) since November, 2001, Vanguard
                                                    Group (Ireland) Limited (Irish investment
                                                    management firm) since November, 2001,
                                                    Prudential Insurance Co. of America, BKF
                                                    Capital (investment management firm), The
                                                    Jeffrey Co. (holding company), and Neuvis, Inc.
                                                    (software company).
------------------------------ -------------------- ------------------------------------------------- -----------------
------------------------------ -------------------- ------------------------------------------------- -----------------
Alfred M. Rankin, Jr.          Trustee              Chairman, President, Chief Executive Officer,                    0
                                                    and Director of NACCO Industries, Inc.
                                                    (forklift trucks/housewares/lignite); Director
                                                    of Goodrich Corporation (industrial
                                                    products/aircraft systems and services).
                                                    Director of Standard Products Company (supplier
                                                    for automotive industry) until 1998.
------------------------------ -------------------- ------------------------------------------------- -----------------
------------------------------ -------------------- ------------------------------------------------- -----------------
J. Lawrence Wilson             Trustee              Retired Chairman and Chief Executive Officer of                  0
                                                    Rohm & Haas Co. (chemicals); Director of
                                                    Cummins Inc. (diesel engines), The Mead Corp.
                                                    (paper products), and AmeriSource Bergen Corp.
                                                    (pharmaceutical distribution); Trustee of
                                                    Vanderbilt University.
------------------------------ -------------------- ------------------------------------------------- -----------------
------------------------------ -------------------- ------------------------------------------------- -----------------
R. Gregory Barton              Secretary            Managing Director and General Counsel of The                     0
                                                    Vanguard Group, Inc. (since September, 1997);
                                                    Secretary of The Vanguard Group, Inc. and each
                                                    of the investment companies served by The
                                                    Vanguard Group, Inc. (since June, 2001);
                                                    Principal of The Vanguard Group, Inc. (prior to
                                                    September, 1997)
------------------------------ -------------------- ------------------------------------------------- -----------------
------------------------------ -------------------- ------------------------------------------------- -----------------
Thomas J. Higgins              Treasurer            Principal of The Vanguard Group, Inc.;                           0
                                                    Treasurer of each of the investment companies
                                                    served by The Vanguard Group, Inc. (since July,
                                                    1998).
------------------------------ -------------------- ------------------------------------------------- -----------------

2.       Employees of the Trust
                  The Trust does not have any employees.
         Description of Business and Outline of Operation
                  The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Trust has retained The Vanguard

         Group, Inc., as Investment Management Company, to render investment management services, JP Morgan Chase Bank, as Custodian, to hold the assets of the Fund in custody, and The Vanguard Group, Inc. to act as the Transfer and Dividend-Paying Agent.
3.       Restrictions on Transactions with Interested Parties:
                  The Fund may not sell, purchase or loan securities (excluding Shares in the Fund) or grant or receive a loan or loans to or from the adviser, corporate and domiciliary agent, or paying agent, the distributors and the authorized agents or any of their directors, officers or employees or any of their major Shareholders (meaning a Shareholder who holds, in his own or other name (as well as a nominee's name), more than 10% of the total issued and outstanding Shares of stock of such company) acting as principal, or for their own account, unless the transaction is made within the other restrictions set forth above and either (a) at a price determined by current publicly available quotations, or (b) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets.
4.       Miscellaneous
         (1)      Changes of Trustees and Officers
                  Trustees may be removed by, among other things, a vote of two-thirds of the outstanding Shares of each series. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate, provided, however, that the number of Trustees shall in no event be more than 15. The Trustees may elect and remove officers as they consider appropriate.
         (2)      Amendment to the Agreement and Declaration of Trust

                  Generally, approval of Shareholders is required to amend the Agreement and Declaration of Trust, except for certain matters such as change of name, designation of a series, any change which does not adversely affect the economic value or legal rights of a Shareholder, or changes deemed advisable by the Trustees to conform the Agreement and Declaration of Trust to the requirements of applicable laws.
         (3)      Litigation and Other Significant Events
                  Nothing which has or which would have a material adverse effect on the Trust has occurred which has not been disclosed. The fiscal year end of the Fund is December 31.

IV.      OUTLINE OF THE OTHER RELATED COMPANIES

(A) The Vanguard Group, Inc. (the "Investment Manager" and the "Transfer and Dividend-Paying Agent")
(1)      Amount of Capital as of the end of April, 2002
         US$ 100,032,000
(2)      Description of Business
         The Vanguard Group, Inc. was established in 1974 under the laws of Pennsylvania and is registered as an investment adviser under the Investment Advisers Act of 1940. The Vanguard Group, Inc. was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the Shareholders of the Fund and other members of The Vanguard Group of Investment Companies (separately, the "Vanguard Funds"). The Amended and Restated Funds' Service Agreement provides that each Vanguard Fund may be called upon to invest up to 0.40% of its current net assets in The Vanguard Group, Inc. as contributions to Vanguard's capitalization, and that there is no limit on the U.S. Dollar amount that each Vanguard Fund may contribute to Vanguard's capitalization. The amounts which each of the Vanguard Funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each Vanguard Fund's relative net assets and its contribution to Vanguard's capital. At December 31, 2001, the Fund had contributed capital of U.S. $4,550,000 to The Vanguard Group, Inc. representing 0.02% of the Fund's net assets, and 4.55% of Vanguard's capitalization.
(3)      Outline of Business Relationship with the Fund
         The Va nguard Group, Inc. acts as investment manager and transfer and dividend-paying agent to the Fund.
(B)      JP Morgan Chase Bank (the "Custodian")

(1)      Amount of Capital as of the end of April, 2002
         US $ 713 billion
 (2)     Description of Business
         JP Morgan Chase Bank engages in business as a financial institution.
(3)      Outline of Business Relationship with the Fund
         JP Morgan Chase Bank acts as custodian and renders custody services to the Fund.
(C)      Monex, Inc. (the "Agent Company" and the "Distributor in Japan")
(1)      Amount of Capital:
         \6,155,061,797 as of the end of April, 2002.
(2)      Description of Business:
         Monex, Inc. engages in business as a securities company in Japan.
(3)      Outline of Business Relationship with the Fund:
         Monex, Inc. acts as the Agent Company and the Distributor in Japan.
(D)      Capital Relationships
          The Fund contributed to 4.55% of capitalization of The Vanguard Group, Inc. as of December 31, 2001.

V .      SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT
         FUND SHARES

1.       Transfer of the Shares
                  The transfer agent for the Shares is The Vanguard Group, Inc., whose address is 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.
                  The Japanese investors who entrust the custody of their Shares to a Sales Handling Company shall have their Shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.
                  No fee is chargeable for the transfer of Shares.
2.       The Closing Period of the Shareholders' Book
                  No provision is made.
3. There are no annual Shareholders' meetings. Special Shareholders' meetings may be held from time to time as required by the Agreement and Declaration of Trust and the 1940 Act.
4.       No special privilege is granted to Shareholders.
         The acquisition of Shares by any person may be restricted.

VI.      OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN DELAWARE

         A.       Outline of the Investment Trusts in Delaware

         Delaware business trusts are governed by Chapter 38 of Title 12 of the Delaware Code. See Section I. 1(4) for a summary of the provisions contained in Chapter 38. To form a trust, a governing instrument is entered into and a certificate of trust is filed with the Secretary of State of the State of Delaware. Delaware business trusts are a common organizational form for U.S. registered management investment companies, commonly called "mutual funds".

         B. The System of Mutual Funds created as Delaware Business Trusts in Delaware

         A Delaware business trust is in the widest sense a business organization like a corporation or partnership. It can issue shares (beneficial interests) which may be freely transferred; the holders of such shares may receive dividends out of the income of the trust; and the management is separate from the ownership of each organization. Except to the extent otherwise provided in the governing instrument of a Delaware business trust, the business and affairs of a Delaware business trust shall be managed by or under the direction of its trustees. See section 3806 of the Delaware Business Trust Act.

         Additionally, as a registered investment company (mutual fund), a Delaware business trust is regulated by the 1940 Act and other related U.S. federal and state laws. As long as a Delaware business trust operates as a registered mutual fund, the shareholders of the trust derive certain rights and protections under the U.S. federal securities laws. Such federal laws prohibit all false and misleading statements or omissions of material facts from the contents of the mutual fund's registration statement filed with the SEC. Further, various securities laws contain similar prohibitions in connection with the offer, sale and advertising of mutual funds.

         (1)      Formation of a Delaware Business Trust

                  A Delaware business trust is formed by a governing instrument ("Agreement and Declaration of Trust") and the filing of a certificate of trust ("Certificate of Trust") pursuant to section 3810 of the Delaware Business Trust Act. Property of the trust is transferred to the trustees in accordance with the Declaration, and the trustees manage and operate the trust for the benefit of the beneficial shareholders, whose shares may be freely transferred.

                  The Agreement and Declaration of Trust generally contains such matters as the name of the trust, purpose, compensation to be paid to the trustees, powers and responsibilities of the trustees, shareholder meetings, rights of shareholders, payment of dividends, redemption of shares, period and termination of the trust, and the governing law of the trust.

                  To become a registered mutual fund, a registration statement must be filed with the SEC under the Securities Act of 1933 and an election made under the 1940 Act.

         (2)      Issuance of Shares

                  In order to issue mutual fund shares, a fund must have a prospectus which contains various items of disclosure relating to the fund and its shares, such as: the fees associated with a purchase of the fund's shares, financial information about the fund for the past five years (or for the length of time the fund has been in operation), the fund's objectives and policies, any investment restrictions, the price at which shares may be purchased, the method by which shareholders may purchase and redeem shares, dividend and tax information relating to the ownership of shares, descriptions of the fund's management and expenses paid by the fund, a description of the fund's shares and any other information the fund desires to provide potential shareholders. The regulations regarding the issuance of a mutual fund's shares are the U.S. federal securities laws, Blue Sky laws and various sections of the Internal Revenue Code. The shares may not be issued unless the fund has an effective registration statement on file with the SEC. Further, each share of stock issued by a mutual fund must be a voting share and have equal voting rights with all other outstanding voting shares.

         (3)      Management and Operation of a Mutual Fund

                  Management and operation of a mutual fund is generally conducted by having an investment advisory agreement with an investment adviser. The requirements for becoming an investment adviser for a mutual fund are that the adviser must be a registered investment adviser under the Investment Advisers Act of 1940, and must have been approved by the Board of Trustees/Directors of a fund and its shareholders. The investment adviser discloses certain information to the competent supervisory authorities and the fund's shareholders, in accordance with the investment advisory agreement, with respect to the management and operation of the fund's assets.

                  An advisory fee calculated in accordance with the net asset value of the fund is paid to the investment adviser. An investment adviser generally executes an investment advisory agreement with a fund relating to the investment and reinvestment of the fund's assets. Such investment and reinvestment must be conducted subject to the investment objectives and restrictions provided for in the prospectus and other governing instruments.

a.       Valuation of Assets

                  The fund's net asset value per share is calculated each business day of the fund, and it is furnished to the National Association of Securities Dealers, Inc. (the "NASD"). Major newspapers in the United States obtain the information from the NASD and report such information on a daily basis. The total net asset value of the fund is determined by subtracting the fund's total liabilities from its total assets. The net asset value per share of the fund is determined by dividing the fund's net assets by the total number of shares outstanding at the time of calculation.

b.       Sale, Redemption and Custody of Shares

         (i) The purchase priceof a fund's shares will be the net asset value per share next computed after receipt of the sales order by the fund plus the sales charge, if applicable. Such purchase price is set forth in the prospectus.

         (ii) Redemption of shares shall be made for one share or its multiple, and the redemption price per share shall be the net asset value per share next computed after receipt by the fund of the order and share certificate if share certificates have been issued. Subject to certain rules of the SEC, the fund may suspend the right of redemption temporarily. The principal underwriter may charge fees upon such redemption.

         (iii)    Custody of Shares

                  Investors' shares are usually held in book entry form by the fund's transfer agent. Certificates for shares are issued only on request of the shareholder, if available. The transfer agent will furnish such shareholders with detailed statements of their accounts. In cases where certificates for shares have been issued to investors, such certificates for shares are usually in the custody of the shareholders.

c.       Outline of Disclosure Requirements

         (i)      Disclosure to shareholders

                  In accordance with the 1940 Act, a fund sends to its shareholders annual and semi-annual reports relating to its operations that contain financial information.

         (ii)     Disclosure to the SEC

                  Pursuant to the 1940 Act, a fund reports details of its financial condition and business operations to the SEC by annual and semi-annual reports.

d.       Shareholders' Rights and Procedures for the Exercise Thereof

                  Shareholders must be registered with a fund in order to exercise shareholders' rights directly against the fund. The representative right afforded to shareholders is the voting right. Other rights include the right to receive dividends, the right to receive distributions upon dissolution, the right to inspect accounting books and the like, the right to transfer shares, and other rights with respect to the U.S. registration statement (including the prospectus).

         (i)      Voting rights

                  Shareholders are entitled to one vote for each dollar of net asset value (determined as of the applicable record date) and a proportionate fractional vote for each fractional dollar amount owned with respect to any matter Shareholders are entitled to vote under the fund's Declaration of Trust, By-laws or any applicable law. Voting rights shall be exercised at a shareholders meeting, or without meeting if a consent in writing setting forth such action is signed by the shareholders entitled to vote on a subject matter thereof holding a majority of the shares entitled to vote thereon. Shareholders' meetings shall be convened by the trustees or such other persons as specified in the fund's By-laws, and the meeting shall be held at the head office of the fund or such other place as the trustees may designate. Shareholders representing more than 50% of the outstanding shares entitled to vote being present (including those present by proxy) shall constitute a quorum unless otherwise provided for in any applicable statutes, rules and regulations, and, except as otherwise provided by law, the fund's Declaration of Trust, or By-laws, approval of a matter is given by vote (including vote by proxy) of a majority of the shares present and entitled to vote.

         (ii)     Redemption rights

                  Shareholders are entitled to request redemption of shares at their net asset value at any time, provided that the fund may suspend the right of redemption temporarily during the periods subject to the rules of the SEC under the 1940 Act.

         (iii)    Right to receive dividends

                  Shareholders are entitled to receive any declared distributions for each share held by them. Record dates are designated for the payment of distributions and payments are usually made during the months in which the record date falls or in the following month.

         (iv)     Right to receive distributions upon dissolution

                  Shareholders of a fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them.

         (v)      Right to inspect accounting books and the like

                  Shareholders are entitled to inspect the Agreement and Declaration of Trust and, subject to the discretion of the court, the fund's accounting books and minutes of shareholders' meetings.

         (vi)     Right to transfer shares

                  Shares are transferable without restriction.

         (vii)    Rights with respect to the U.S. registration statement

                  The Securities Act of 1933 provides that if any effective part of the registration statement contains an untrue statement of material fact or omits to state a material fact required to be stated therein or necessary to make the statement therein not misleading, any person acquiring such security may sue every person who signed the registration statement, every person who was a trustee (or person performing similar functions) of the issuer at the time of filing of the registration statement, certain other persons who prepared any part of the registration statement and every underwriter with respect to such security.

e.       Related Company and Others

         (i)      Investment management company

                  The investment management company shall manage and operate the assets of a fund subject to the terms of the investment advisory agreement and the fund's investment objectives and restrictions. The requirements for becoming an investment management company are that the manager must be a registered investment adviser under the Investment Advisers Act of 1940 and must have been approved by the Board of Trustees/Directors of a fund and its shareholders.

         (ii)     Investment adviser

                  The investment adviser is usually the investment management company which ordinarily sponsors or organizes the mutual fund. The duties of the investment adviser are similar to those of the investment management company and include the management of the fund's investments and performance of certain administrative, clerical, bookkeeping and accounting services as set forth in the investment advisory agreement.

         (iii)    Underwriter-distributor

                  The underwriter-distributor is usually connected with the investment adviser. Frequently, the underwriter-distributor is a subsidiary of the investment adviser. The underwriter-distributor must register as a broker-dealer with the SEC and must join the NASD.

         (iv)     Custodian

                  The mutual fund usually appoints a bank to hold its securities and other assets as custodian. The requirements for becoming a custodian of a mutual fund are that the entity be either a bank having aggregate capital, surplus and undivided profits of not less than U.S.$500,000, be a member of a national securities exchange, or be a central certificate depositary established by a national securities exchange or a registered national securities association. A mutual fund may act as its own custodian under certain circumstances.

f.       Governing Laws and Competent Authorities

(i) Governing laws regarding the creation and operation of a mutual fund created as a Delaware business trust

                  A Delaware business trust is created under the laws of the State of Delaware and is subject to the laws of that state. With respect to its operation as a mutual fund, it is also subject to the 1940 Act, the United States Internal Revenue Code, and regulations promulgated under each statute. With respect to the sale of its shares, the fund is subject to the Securities Act of 1933, the Securities Exchange Act of 1934, the Blue Sky laws (state securities laws of the various states in the U.S.) and the regulations promulgated under said law. In addition, a Delaware business trust and its trustees may be subject to common law principles established through judicial decisions.

         The substance of the governing law is as follows:


                  Delaware Business Trust Act (Delaware Code Chapter 38 et seq.("Treatment of Delaware Business Trusts")) Chapter 38 provides as follows: Delaware has had in effect since October 1, 1988, the Business Trust Act which expressly recognizes the Delaware business trust. The principal purpose of the Business Trust Act is to modernize the common law and provide certainty by codifying Delaware law with respect to the use of trusts in business transactions.
                  The  Business  Trust Act  permits the
                  trust agreement of a business trust to establish whatever rights and obligations of the trustees and of the beneficial owners as are desirable. The voting rights of trustees or beneficial owners, or any class or series thereof, may be expanded, limited or eliminated with respect to virtually any matter relating to the business trust. This flexibility provides an advantage over alternative forms of business organizations and common law trusts which often are subject to mandatory provisions.
                  A Delaware business trust may be merged or consolidated with a foreign or Delaware corporation, limited partnership, limited liability company or business trust pursuant to statutory procedures contained in the Business Trust Act. A merger or consolidation may be pre-authorized, or may be conditioned upon the approval of a specific class or percentage of trustees or beneficial owners, as set forth in the trust agreement of the business trust. Thus, a business trust may be converted into another form of business entity in order to take advantage of future changes in the tax laws or the securities markets.
                  Under the Business Trust Act, the beneficial owners of a Delaware business trust have the same limitations of personal liability as shareholders of a Delaware corporation. Except to the extent otherwise provided in the trust agreement, a business trust is managed by or under the direction of its trustees, who are not liable for the obligations of the business trust. The Business Trust Act provides that at least one trustee must be a Delaware resident. However, a trust that is or will become a registered investment company is exempt from this requirement. This requirement may be satisfied by engaging a trust company with its principal place of business in Delaware. The duties of the trustees may be specified in the trust agreement. Moreover, the trust agreement may provide for the appointment of managers, employees or other persons to manage the business trust with such rights, powers and duties as are set forth herein.
                  To the extent that trustees or other persons who are responsible for managing the business trust have duties

                  (including fiduciary duties) and liabilities relating thereto to the business trust or the beneficial owners, such persons duties may be expanded or restricted by the trust agreement. In addition, such persons shall not be liable for their good faith reliance on the provision of the trust agreement.

         Common Law

                  Common law is non-statutory law developed through court judgments. Certain legal principles developed through decisions rendered by the courts of the State of Delaware may be applicable to Delaware business trusts and trustees of such trusts.

         Investment Company Act of 1940

                  The Investment Company Act of 1940 (the "1940 Act") gives the SEC the authority to enforce the 1940 Act's provisions. The 1940 Act requires an investment company to (i) disclose financial information and fundamental policies, (ii) submit registration statements to the SEC, and (iii) submit and deliver certain reports to the SEC and shareholders. The 1940 Act generally prohibits such companies from changing the nature of their business or other fundamental policies without the approval of the shareholders. The 1940 Act regulates the custody of the fund's assets and, more generally, the fund's business and conduct.

         Securities Act of 1933

                  The Securities Act of 1933 (the "1933 Act") regulates the registration of securities. The 1933 Act requires information with regard to securities being issued or sold to be disclosed by means of a registration statement, including a prospectus. The 1933 Act makes any fraudulent act in connection with the issuance or sale of such securities unlawful.

         Securities Exchange Act of 1934

                  The Securities Exchange Act of 1934 (the "1934 Act") regulates the purchase and sale of securities and pertains to continuous disclosure with respect to securities, proxy statements, unlawful use of inside information and other fraudulent conduct. It also includes provisions relating to the securities market as well as extensive regulations relating to securities dealers.

         The Internal Revenue Code of 1986

                  The Code provides for the qualification of a fund to be treated as a regulated investment company.

         (ii)     Outline of the Supervisory Authorities

                  A Delaware business trust which operates as a registered investment company is subject to supervision by the SEC and the securities authorities of the various U.S. states.

         The SEC

(a)      Acceptance of registration applications

         (Sections 7 and 8 of the 1940 Act)

                  An investment company must register with the SEC by filing a notification of registration in such form as the SEC shall prescribe. An investment company is deemed to have been registered when it has filed such registration notification with the SEC. After filing the proscribed notification, an investment company must file a registration statement with the SEC.

(b)      Suspension or revocation of registration as a registered company

         (Section 8 of the 1940 Act)

                  An investment company may have its registration suspended or revoked by order of the SEC if it fails to submit a registration statement or report or if either is materially defective.

(c)      Supervision of changes in trustees and officers

         (Section 9(b) of the 1940 Act)

                  The SEC can prohibit trustees and officers from serving as such in the event they are found to have willfully violated certain federal securities laws.

(d)      Examination of registration statement

         (Sections 5, 8 and 10 of the 1933 Act)

                  In order to sell shares to the public, a fund must file a registration statement with the SEC and such statement must have become effective. The registration statement is prepared in accordance with Form N-1A and must include the information required by Form N-1A and, more generally, the 1933 Act and rules thereunder. The SEC will examine the registration statement and, if it is defective, may order its modification or deny its effectiveness. Parts A and B of the Form N-1A registration statement consist of the investment company's prospectus and statement of additional information, respectively.

(e)      Supervision of the business

         (Section 12 of the 1940 Act)

                  The SEC regulates the function and activities of investment companies, including such matters as the purchase of securities on margin, short sales of securities, underwriting commitments, acquisition of securities issued by other investment companies, organization of face amount certificate companies, acquisition of voting stock of insurance companies and other matters.

(f)      Acceptance of periodic reports

         (Section 30 of the 1940 Act)

                  The SEC requires all investment companies to submit annual and other reports. The SEC regulates the content of these reports, thereby exercising its supervisory authority.

         State Securities Supervisory Authorities

(a)      Provisions concerning licenses

                  Most states require brokers, dealers, securities salespersons, and investment advisers either to acquire licenses from the state or, at least, to be registered with a state agency.

(b)      Provisions concerning registration of securities

                  Each of the 50 states requires notification of the availability of shares upon registration of the Fund's shares with the U.S. Securities and Exchange Commission prior to any lawful sale or offer to sell.

(c)      Provisions concerning prevention of fraud

                  In general, the Blue Sky Laws provide various sanctions for fraudulent acts in connection with the sale of securities, such as prosecution resulting in fine and/or imprisonment, injunction, an order requiring payment of the deposit, temporary suspension or revocation of license or registration, and civil liability for damages.

g.       Dissolution, Termination, etc.

         (i)      Dissolution and termination

                  Under the Delaware Business Trust Act, the dissolution and termination of a business trust are governed by the Agreement and Declaration of Trust. Subject to the terms of the Agreement and Declaration of Trust and applicable securities laws, dissolution and termination may require approval of the trust's Board of Trustees, notification of shareholders and the filing of appropriate documents with the SEC. To liquidate a trust, all of the assets of the trust must be distributed to its creditors and shareholders in accordance with applicable law.

         (ii)     Amendments to the trust agreements

                  Amendments to the Agreement and Declaration of Trust of a business trust are governed by the terms of the Agreement and Declaratoin of Trust and applicable securities laws and, subject to the terms of the applicable Agreement and Declaration of Trust and securities laws, may be made by vote or with the written consent of the trustees and, as to some matters which might have detrimental effects upon the shareholders, by approval of the holders of a majority of the outstanding shares.

h.       Taxation of the Delaware business trust

                  If a fund complied with the conditions contained in Section 851 of the Internal Revenue Code, the fund is qualified as a regulated investment company, and distributes all of its net investment income and net capital gains, if any, to shareholders annually. Thus it will be relieved of any federal income tax liability. Income dividends and net short-term gains distributions received by shareholders are taxable as ordinary income and net long-term gains are taxable as capital gains regardless of how long the shareholder has held the shares of the fund.

VII.     REFERENCE INFORMATION

                  The following documents were filed with the Director of Kanto Local Finance Bureau in connection with the Fund.

                  June 14, 2001:              Securities Registration Statement
                                              Annual Securities Report
                                              Amendment to the SRS
                  September 28, 2001:         Semi-annual Report
                                              Amendment to the SRS
                  April 1, 2002:              Amendment to the SRS

[Translation]

                                                                    [H&M Final]
                                            Total Stock Market Index Only Draft





                        SECURITIES REGISTRATION STATEMENT

















                              VANGUARD INDEX FUNDS

                    - VANGAURD TOTAL STOCK MARKET INDEX FUND

                        SECURITIES REGISTRATION STATEMENT


To: Director of Kanto Local Finance Bureau

                        Filing Date of SRS: June 28, 2002

Name of the Registrant Trust:               VANGUARD INDEX FUNDS - VANGUARD
                                            TOTAL STOCK MARKET INDEX FUND

Name of Trustees:                           John J. Brennan,
                                            Chairman and Chief Executive Officer

Address of Principal Office:                100 Vanguard Boulevard,
                                            Malvern, Pennsylvania 19355
                                            U.S.A.


Name and Title of Registration Agent:       Ken Miura
                                            Attorney-at-Law
                                            Signature [Ken Miura]
                                            -----------------------------------
                                                             (Seal)

Address or Place of Business                Kasumigaseki Building, 25th Floor
                                            2-5, Kasumigaseki 3-chome
                                            Chiyoda-ku, Tokyo

Name of Liaison Contact:                    Akihito Miyake

Place of Liaison Contact:                   Hamada & Matsumoto
                                            Kasumigaseki Building, 25th Floor
                                            2-5, Kasumigaseki 3-chome
                                            Chiyoda-ku, Tokyo

Phone Number:                               03-3580-3377


                    Public Offering or Sale for Registration

Name of the Fund Making Public              VANGUARD INDEX FUNDS -
Offering or Sale of Foreign                 VANGUARD TOTAL STOCK MARKET
Investment Fund Securities:                 INDEX FUND

Type and Aggregate Amount of Foreign        Registered Shares with a par value
Investment Fund Securities to be            of $0.001 per Share
Publicly Offered or Sold:                   Up to 41,060,000 Shares
                                            In    respect of  41,060,000
                                            Shares,   up  to   the total amount
                                            aggregating the amounts calculated
                                            by multiplying the respective
                                            approximate issue  price per Share
                                            by   the    respective number
                                            of Shares

                                           (The approximate amount of the limit:
                                            U.S.$1 billion (approximately(Y)
                                            123 billion))

       Note 1: The total amount of the issue price during the Offering Period is an amount calculated by multiplying the net asset value per Share of the Fund as of the end of May 2001 ($24.35) (US$ shall be referred to as "$" hereinafter) by the number of Shares to be subscribed in Japan (41,060,000 Shares).

        Note 2: The Yen amount is translated for convenience at the rate of $1.00 = (Y)123.45 (the mean of the exchange rate quotations by The Bank of Tokyo - Mitsubishi, Ltd. for buying and selling spot Dollars by telegraphic transfer against Yen on May 31,
                  2001). The same applies hereafter.


               Places where a copy of this Securities Registration
                  Statement is available for Public Inspection

                                 Not applicable.

      (Total number of pages of this Securities Registration Statement in Japanese is 5 including front and back pages.)

                                 C O N T E N T S

                                                Japanese     This
                                                Original    English
                                                          Translation
                                           ------------------------------
PART I.  INFORMATION CONCERNING SECURITIES           1        1


PART II. INFORMATION CONCERNING THE FUND             3        6

I.       DESCRIPTION OF THE FUND                     3        6

II.      FINANCIAL CONDITIONS OF THE FUND            3        6

III.     MISCELLANEOUS                               3        6

IV.      SUMMARY OF INFORMATION CONCERNING
         FOREIGN INVESTMENT FUND SHARES              5        6


PART III.         SPECIAL INFORMATION                6        7

I.       OUTLINE OF THE TRUST                        6        7

II       OUTLINE OF THE OTHER RELATED COMPANIES      6        7

III.     OUTLINE OF THE SYSTEM OF INVESTMENT
         FUND IN DELAWARE                            6        7

IV.      FORM OF FOREIGN INVESTMENT
         FUND SHARES                                 6        7

PART I.  INFORMATION CONCERNING SECURITIES

1.     NAME OF FUND:                 Vanguard Index Funds - Vanguard Total Stock
                                     Market Index Fund (hereafter  referred to
                                     as the "Fund"),  also Vanguard  Index
                                     Funds   shall   be   hereafter referred
                                     to as the "Trust" The Units are additional offering type ("Tsuikagata").

2.     NATURE OF FOREIGN            Investor Shares (hereafter referred to as
       INVESTMENT FUND SECU-        the "Shares")
       RITIES CERTIFICATES:         Registered Shares with a par value of $0.001
                                    per Share.
                                     No rating has been acquired.

3.     NUMBER OF SHARES             Vanguard Total Stock Market Index Fund
       TO BE OFFERED FOR            Up to 41,060,000 Shares
       SALE (IN JAPAN):

4.     TOTAL AMOUNT OF              Vanguard Total Stock Market Index Fund
       OFFERING PRICE:              In respect of 41,060,000 Shares, up to the
                                    total amount aggregating the amounts
                                    calculated by multiplying the respective issue price per Share by the respective number of Shares
                                    (The approximate amount of the limit: U.S.
                                     $1 billion (approximately(Y)123 billion))

        Note 1: The total amount of the issue price during the Offering Period is an amount calculated by multiplying the net asset value per Share of the Fund as of the end of May 2002 ($24.35) (US$ shall be referred to as "$" hereinafter) by the number of Shares to be subscribed in Japan (41,060,000 Shares ).

        Note 2: The Yen amount is translated for convenience at the rate of $1.00 = (Y)123.45 (the mean of the exchange rate quotations by The Bank of Tokyo - Mitsubishi, Ltd. for buying and selling spot U.S. Dollars by telegraphic transfer against Yen on May 31, 2002). The same applies hereafter.

       Note 3: Since Shares are denominated in U.S. Dollars, the amounts appearing hereafter are all U.S. Dollar amounts unless otherwise specifically indicated.

       Note 4: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into Yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese Yen figures for the same information differ from each other.

5.     ISSUE PRICE: The Net Asset Value per Share to be  calculated  on a Fund after an application for purchase is received by the Fund. A day on which the New York Stock Exchange is open for business.
                    A  reference  for  Issue  Price is as same as 9.  PLACE  OF
                    SUBSCRIPTION  set  forth hereinafter.

6.     SALES CHARGE:                         None.
                                                  Account  Administration Fee at
                                                  an   annual   rate  of   0.60%
                                                  multiplied        by       the
                                                  Shareholder's  average account
                                                  balance shall be assessed upon
                                                  each Shareholder  quarterly in
                                                  arrears.    For    Shareholder
                                                  accounts  which  are  redeemed
                                                  partially  or in full prior to
                                                  the  end of the  quarter,  the
                                                  Account   Administration   Fee
                                                  shall be charged in proportion
                                                  to the  period  in which  such
                                                  Shareholder  holds the  shares
                                                  and  assessed  at the  time of
                                                  each   redemption.   Quarterly
                                                  assessments  shall  be  net of
                                                  any fees  charged  for partial
                                                  redemptions     during     the
                                                  quarter.       An      Account
                                                  Administration      Fee     is
                                                  compensation       to      the
                                                  Distributor    for   providing
                                                  account   administration   and
                                                  related      services.       A
                                                  consumption tax of 5% is added
                                                  to the Account  Administration
                                                  Fee.

7.     MINIMUM AMOUNT OR      Vanguard Total Stock Market Index Fund
       NUMBER OF SHARES:      Purchases shall be made in increments of 5 Shares.

8.     PERIOD OF                             From:July 1, 2002
       SUBSCRIPTION:                         To:  June 30, 2003
                                                  Provided that the subscription
                                                  is  handled  only  on  a  Fund
                                                  Business    Day   when   sales
                                                  handling  companies  are  open
                                                  for  business  in Japan,  with
                                                  the  exception  of  a  day  in
                                                  which the next business day is
                                                  a national holiday in Japan.

9.       PLACE OF SUBSCRIPTION:     Monex, Inc.
                      Pacific Century Place Marunouchi 19F,
                      11-1, Marunouchi 1-chome, Chiyoda-ku, Tokyo
                      (the "Distributor" or "Sales Handling Company")

       Note: The subscription is handled at the head office and the branch offices in Japan of the above-mentioned Sales Handling Company and online.

10.      DATE AND PLACE    Investors shall pay the Offering Price to the
         OF PAYMENT:       Distributor in Japan within four (4) business days in
                           Japan from and including the day when the Distributor in Japan confirms the execution of the application
                           (the "Trade Day").  (See page  .)
                           The total issue price for each application day for subscription will be transferred in U.S. Dollars by the Distributor in Japan to the Fund's custodian within 1 Fund Business Day after the subscription date ("Payment Date").

11.      PLACE OF PAYMENT  Monex, Inc.
                           Pacific Century Place Marunouchi 19F,
                           11-1, Marunouchi 1-chome, Chiyoda-ku, Tokyo
                           (the "Distributor" or "Sales Handling Company")
12.      MISCELLANEOUS:

(1)      There is no Deposit for Subscription.
(2)      Outline of Underwriting, Etc.
(A) The Distributor in Japan undertakes to sell the Shares in accordance with an agreement dated August 2, 2000 (amended in the agreement dated February 5th, 2001), as amended with The Vanguard Group, Inc. in connection with the sale of the Shares in Japan.

(B) During the public offering period, the Distributor in Japan will execute or forward the purchase orders and repurchase requests of the Shares received directly to the Fund's Transfer Agent.

         Note: Sales Handling Company means a securities agent company and/or registration agent financial institution which shall conclude the agreement with a distributor concerning agency business of Shares of the Fund, act as agent for a distributor for subscription or redemption of Shares of the Fund from investors and handle the business, etc. concerning receipt of subscription money from investors or payment of redemption proceeds to investors, etc.

(C)      The Fund has appointed Monex, Inc. as the Agent Company in Japan.

              Note: "The Agent Company" shall mean a sales handling company who is a member of the Japan Securities Dealers Association ("JSDA") which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to JSDA and other Sales and Repurchase Handling Companies rendering such other services.
(3)        Method of Subscription:
                  Investors who subscribe for Shares shall enter with the Distributor or Sales Handling Company an agreement concerning the foreign securities transactions. For this purpose, the Sales Handling Company shall deliver to investors an Agreement of Foreign Securities Transactions Account and investors shall submit to the Sales Handling Company an Application for opening of Transactions Account opened in accordance with such Agreement.
                  The subscription amount shall be paid in Yen in principal and the Yen exchange rate shall be the rate determined by the Sales Handling Company based on the foreign exchange rate of the foreign exchange market in Tokyo on the Trade Day of each application.
                  No interest accrues on the subscription money.
                  The subscription amount shall be paid in U.S. Dollars to the Fund's Custodian by each Distributor on the Payment Date.

   (4)     Offerings other than in Japan:
                  In parallel with the Offering, Investor Shares are offered in the United States of America.

PART II.  INFORMATION ON THE FUND

   I.    DESCRIPTION OF THE FUND

         Same as I. DESCRIPTION OF THE FUND of the Annual Securities Report set forth below (the Annual Securities Report mentioned below, from page 1 to page )

  II.    FINANCIAL CONDITIONS OF THE FUND

         Same as II. FINANCIAL CONDITIONS OF THE FUND of the Annual Securities
         Report set forth below (Ditto, from page    to page   )

  III.   MISCELLANEOUS

         (1) The following documents have been filed for the Fund with Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan.

                  June 14, 2001:    Securities Registration Statement
                                    Annual Securities Report
                                    Amendment to SRS
          September 28, 2001:       Semi-annual Report
                                    Amendment to SRS
                  April 1, 2002:    Amendment to SRS
         (2) The ornamental design is used in cover page of the Japanese Prospectus.

  IV. SUMMARY OF INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY HOLDERS OF FOREIGN INVESTMENT TRUST SECURITIES

         Same as V. SUMMARY OF INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY HOLDERS OF FOREIGN INVESTMENT TRUST SECURITIES of the
         Annual Securities Report set forth below  (Ditto, page    )

PART III.         SPECIAL INFORMATION

I.       DESCRIPTION OF THE TRUST

         Same as III. DESCRIPTION OF THE TRUST of the Annual Securities Report set forth below (the Annual Securities Report mentioned below, from page 1 to page )

II.      DESCRIPTION OF THE OTHER RELATED COMPANIES

         Same as IV. DESCRIPTION OF THE OTHER RELATED COMPANIES of the Annual Securities Report set forth below (the Annual Securities Report mentioned below, from page to page )

III.     OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN DELAWARE

         Same as VI. OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN DELAWARE of the Annual Securities Report set forth below (the Annual Securities Report mentioned below, from page to page )

IV.      FORM OF FOREIGN INVESTMENT FUND SECURITIES
         No Share certificates of the Fund shall be issued.